UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/11

Item 1.	Schedule of Investments

GEI U.S. Equity Fund

Schedule of Investments—September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—96.5% †
Advertising—1.3%
Omnicom Group Inc.	10,340	$380,926

Aerospace & Defense—3.6%
CAE Inc.	15,115	142,585
Hexcel Corp.	3,810	84,430	(a)
Honeywell International Inc.	10,389	456,181
Rockwell Collins Inc.	4,139	218,374
United Technologies Corp.	2,057	144,731
		1,046,301

Agricultural Products—0.5%
Archer-Daniels-Midland Co.	5,841	144,915

Air Freight & Logistics—0.9%
FedEx Corp.	2,100	142,128
United Parcel Service Inc.	1,702	107,481
		249,609

Application Software—0.1%
SuccessFactors Inc.	1,184	27,220	(a)

Asset Management & Custody Banks—2.3%
Ameriprise Financial Inc.	3,603	141,814
Invesco Ltd.	9,316	144,491
State Street Corp.	12,105	389,297	(e)
		675,602

Automotive Retail—0.2%
O’Reilly Automotive Inc.	755	50,306	(a)

Biotechnology—4.8%
Amgen Inc.	10,746	590,493
Gilead Sciences Inc.	20,546	797,185	(a)
		1,387,678

Brewers—0.3%
Molson Coors Brewing Co.	2,286	90,548

Cable & Satellite—1.1%
DIRECTV	5,739	242,473	(a)
Liberty Global Inc.	1,702	58,906	(a)
Sirius XM Radio Inc.	8,037	12,136	(a)
		313,515

Casinos & Gaming—0.4%
Las Vegas Sands Corp.	2,926	112,183	(a)

Coal & Consumable Fuels—0.1%
Peabody Energy Corp.	764	25,884

Communications Equipment—5.1%
Cisco Systems Inc.	44,196	684,596
QUALCOMM Inc.	16,236	789,557
		1,474,153

Computer Hardware—5.0%
Apple Inc.	3,661	1,395,500	(a)
Hewlett-Packard Co.	2,285	51,298
		1,446,798

Construction & Farm Machinery & Heavy Trucks—0.2%
Deere & Co.	997	64,376

Consumer Finance—1.1%
American Express Co.	5,940	266,706
Discover Financial Services	1,945	44,618
		311,324

Data Processing & Outsourced Services—2.8%
The Western Union Co.	15,402	235,497
Visa Inc.	6,763	579,724
		815,221

Department Stores—0.3%
Macy’s Inc.	3,488	91,804

Diversified Financial Services—3.0%
Bank of America Corp.	29,143	178,355
Citigroup Inc.	919	23,545
Comerica Inc.	801	18,399
JPMorgan Chase & Co.	17,588	529,751
Wells Fargo & Co.	5,366	129,428
		879,478

Diversified Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold Inc.	2,913	88,701

Drug Retail—0.4%
CVS Caremark Corp.	3,616	121,425

Electric Utilities—1.1%
FirstEnergy Corp.	1,956	87,844
ITC Holdings Corp.	867	67,132
NextEra Energy Inc.	2,874	155,253
		310,229

Electrical Components & Equipment—0.6%
Cooper Industries PLC	3,641	167,923

Electronic Components—0.1%
Corning Inc.	1,340	16,562

Fertilizers & Agricultural Chemicals—1.3%
Monsanto Co.	5,604	336,464
Potash Corporation of Saskatchewan Inc.	919	39,719
		376,183

General Merchandise Stores—2.2%
Target Corp.	12,998	637,422

Healthcare Distributors—0.1%
Cardinal Health Inc.	805	33,713

Healthcare Equipment—2.8%
Baxter International Inc.	1,535	86,175
Covidien PLC	13,600	599,760
ResMed Inc.	4,901	141,100	(a)
		827,035

Healthcare Facilities—0.2%
HCA Holdings Inc.	2,836	57,174	(a)

Healthcare Services—1.8%
Express Scripts Inc.	11,928	442,171	(a)
Omnicare Inc.	3,448	87,683
		529,854

Home Building—0.1%
MDC Holdings Inc.	938	15,890

Home Improvement Retail—0.7%
Home Depot Inc.	4,604	151,333
Lowe’s Companies Inc.	2,357	45,584
		196,917

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	3,131	94,869

Household Products—1.3%
Clorox Co.	956	63,411
The Procter & Gamble Co.	5,097	322,028
		385,439

Independent Power Producers & Energy Traders—0.9%
Calpine Corp.	6,057	85,283	(a)
The AES Corp.	17,823	173,952	(a)
		259,235

Industrial Conglomerates—0.2%
Siemens AG ADR	600	53,874

Industrial Gases—1.3%
Praxair Inc.	4,154	388,316

Industrial Machinery—0.0%*
Eaton Corp.	333	11,822

Integrated Oil & Gas—4.7%
Chevron Corp.	4,715	436,232
Exxon Mobil Corp.	6,060	440,138
Hess Corp.	2,029	106,441
Occidental Petroleum Corp.	2,204	157,586
Suncor Energy Inc.	9,367	238,296
		1,378,693

Integrated Telecommunication Services—1.2%
AT&T Inc.	6,707	191,284
Verizon Communications Inc.	4,599	169,243
		360,527

Internet Retail—0.5%
Amazon.com Inc.	671	145,090	(a)

Internet Software & Services—4.5%
Baidu Inc. ADR	4,483	479,278	(a)
Equinix Inc.	2,844	252,633	(a)
Google Inc.	1,106	568,904	(a)
		1,300,815

Investment Banking & Brokerage—1.3%
The Goldman Sachs Group Inc.	4,063	384,157

IT Consulting & Other Services—2.0%
International Business Machines Corp.	3,355	587,226

Life & Health Insurance—1.0%
MetLife Inc.	2,640	73,946
Prudential Financial Inc.	4,698	220,148
		294,094

Life Sciences Tools & Services—1.2%
PerkinElmer Inc.	7,091	136,218
Thermo Fisher Scientific Inc.	3,909	197,952	(a)
		334,170

Movies & Entertainment—1.6%
News Corp.	1,530	23,669
The Walt Disney Co.	5,419	163,437
Time Warner Inc.	9,744	292,028
		479,134

Multi-Line Insurance—0.4%
Hartford Financial Services Group Inc.	6,362	102,683

Multi-Utilities—0.8%
Dominion Resources Inc.	3,679	186,783
Public Service Enterprise Group Inc.	1,074	35,839
		222,622

Oil & Gas Equipment & Services—2.5%
Halliburton Co.	766	23,378
National Oilwell Varco Inc.	1,312	67,201
Schlumberger Ltd.	10,423	622,566
		713,145

Oil & Gas Exploration & Production—2.3%
Anadarko Petroleum Corp.	5,319	335,363
Apache Corp.	2,554	204,933
Southwestern Energy Co.	3,812	127,054	(a)
		667,350

Oil & Gas Refining & Marketing—0.2%
Marathon Petroleum Corp.	1,993	53,931

Oil & Gas Storage & Transportation—0.7%
El Paso Corp.	9,084	158,788
Spectra Energy Corp.	2,262	55,487
		214,275

Packaged Foods & Meats—2.2%
ConAgra Foods Inc.	6,824	165,277
Kraft Foods Inc.	12,687	426,029
Nestle S.A. ADR	767	42,262
		633,568

Pharmaceuticals—4.3%
Bristol-Myers Squibb Co.	7,832	245,768
Hospira Inc.	1,652	61,124	(a)
Johnson & Johnson	4,906	312,561
Novartis AG ADR	2,568	143,217
Pfizer Inc.	19,163	338,802
Teva Pharmaceutical Industries Ltd. ADR	3,641	135,518
		1,236,990

Property & Casualty Insurance—1.9%
ACE Ltd.	6,998	424,079
Chubb Corp.	2,300	137,977
		562,056

Reinsurance—0.5%
PartnerRe Ltd.	1,700	88,859
RenaissanceRe Holdings Ltd.	920	58,696
		147,555

Research & Consulting Services—0.2%
Nielsen Holdings N.V.	2,298	59,932	(a)

Security & Alarm Services—0.5%
Corrections Corporation of America	6,456	146,487	(a)

Semiconductors—1.3%
Altera Corp.	1,663	52,434
Intel Corp.	4,599	98,097
Microchip Technology Inc.	1,918	59,669
Texas Instruments Inc.	5,950	158,567
		368,767

Soft Drinks—2.6%
PepsiCo Inc.	12,429	769,355

Specialized Finance—1.3%
CME Group Inc.	1,495	368,368

Specialty Chemicals—0.1%
Celanese Corp.	587	19,095

Specialty Stores—0.4%
Dick’s Sporting Goods Inc.	3,067	102,622	(a)

Steel—1.4%
Allegheny Technologies Inc.	11,326	418,949

Systems Software—3.9%
Microsoft Corp.	24,131	600,621
Oracle Corp.	18,086	519,792
		1,120,413

Wireless Telecommunication Services—2.3%
American Tower Corp.	6,289	338,348	(a)
NII Holdings Inc.	12,372	333,425	(a)
		671,773

Total Common Stock		28,024,266
(Cost $28,482,417)

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	7,762	91,824	(n)
Industrial Select Sector SPDR Fund	12,580	367,462	(n)

Total Exchange Traded Funds		459,286
(Cost $540,207)

Other Investments—0.0%*
GEI Investment Fund		7,400	(k)
(Cost $7,629)

Total Investments in Securities		28,490,952
(Cost $29,030,253)

Short-Term Investments—2.7%
GE Institutional Money Market Fund Investment Class
0.09%		793,891	(d,k)
(Cost $793,891)

Total Investments		29,284,843
(Cost $29,824,144)

Liabilities in Excess of Other Assets, net—(0.8)%		(231,334)

NET ASSETS—100.0%		$29,053,509

Other Information

The Fund had the following long futures contracts open at September 30, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	December 2011	1	$56,300	$(2,701)

GEI S&P 500 Index

Schedule of Investments—September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—98.7% †
Advertising—0.1%
Omnicom Group Inc.	4,680	$172,411
The Interpublic Group of Companies Inc.	8,730	62,856
		235,267

Aerospace & Defense—2.7%
General Dynamics Corp.	5,867	333,774
Goodrich Corp.	1,984	239,429
Honeywell International Inc.	12,743	559,545
ITT Corp.	3,026	127,092
L-3 Communications Holdings Inc.	1,800	111,546
Lockheed Martin Corp.	4,352	316,129
Northrop Grumman Corp.	4,422	230,652
Precision Castparts Corp.	2,300	357,558
Raytheon Co.	5,469	223,518
Rockwell Collins Inc.	2,568	135,488
Textron Inc.	3,925	69,237
The Boeing Co.	11,886	719,222	(h)
United Technologies Corp.	14,472	1,018,250	(h)
		4,441,440

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	10,586	262,639

Air Freight & Logistics—1.0%
CH Robinson Worldwide Inc.	2,700	184,869
Expeditors International of Washington Inc.	3,500	141,925
FedEx Corp.	5,111	345,912
United Parcel Service Inc.	15,696	991,202
		1,663,908

Airlines—0.1%
Southwest Airlines Co.	12,949	104,110

Aluminum—0.1%
Alcoa Inc.	16,840	161,159	(h)

Apparel Retail—0.5%
Abercrombie & Fitch Co.	1,300	80,028
Ltd Brands Inc.	3,888	149,727
Ross Stores Inc.	1,900	149,511
The Gap Inc.	5,879	95,475
TJX Companies Inc.	5,980	331,711
Urban Outfitters Inc.	1,700	37,944	(a)
		844,396

Apparel, Accessories & Luxury Goods—0.3%
Coach Inc.	4,500	233,235
Ralph Lauren Corp.	1,000	129,700	(a)
VF Corp.	1,402	170,371
		533,306

Application Software—0.6%
Adobe Systems Inc.	7,884	190,556	(a,h)
Autodesk Inc.	3,948	109,675	(a)
Citrix Systems Inc.	3,100	169,043	(a)
Compuware Corp.	4,100	31,406	(a)
Intuit Inc.	4,900	232,456
Salesforce.com Inc.	2,200	251,416	(a)
		984,552

Asset Management & Custody Banks—1.1%
Ameriprise Financial Inc.	3,604	141,853
BlackRock Inc.	1,600	236,816
Federated Investors Inc.	1,500	26,295
Franklin Resources Inc.	2,300	219,972
Invesco Ltd.	6,800	105,468
Janus Capital Group Inc.	3,400	20,400
Legg Mason Inc.	2,300	59,133
Northern Trust Corp.	3,700	129,426
State Street Corp.	8,200	263,712	(e)
T Rowe Price Group Inc.	4,100	195,857
The Bank of New York Mellon Corp.	20,003	371,856
		1,770,788

Auto Parts & Equipment—0.2%
Johnson Controls, Inc.	10,846	286,009

Automobile Manufacturers—0.4%
Ford Motor Co.	61,227	592,065	(a)

Automotive Retail—0.2%
AutoNation Inc.	886	29,043	(a)
AutoZone Inc.	444	141,720	(a)
CarMax Inc.	3,800	90,630	(a)
O’Reilly Automotive Inc.	2,200	146,586	(a)
		407,979

Biotechnology—1.3%
Amgen Inc.	14,722	808,974	(h)
Biogen Idec Inc.	3,800	353,970	(a)
Celgene Corp.	7,463	462,109	(a)
Cephalan Inc.	1,200	96,840	(a)
Gilead Sciences Inc.	12,149	471,381	(a)
		2,193,274

Brewers—0.1%
Molson Coors Brewing Co.	2,698	106,868

Broadcasting—0.3%
CBS Corp.	11,109	226,401
Discovery Communications Inc. (Class A)	4,500	169,290	(a)
Scripps Networks Interactive Inc.	1,600	59,472
		455,163

Building Products—0.0%*
Masco Corp.	5,990	42,649

Cable & Satellite—1.1%
Cablevision Systems Corp.	3,900	61,347
Comcast Corp. (Class A)	43,958	918,722
DIRECTV	11,700	494,325	(a)
Time Warner Cable Inc.	5,096	319,366
		1,793,760

Casinos & Gaming—0.1%
International Game Technology	4,500	65,385
Wynn Resorts Ltd.	1,300	149,604
		214,989

Coal & Consumable Fuels—0.2%
Alpha Natural Resources Inc.	3,900	68,991	(a)
Consol Energy Inc.	3,600	122,148
Peabody Energy Corp.	4,279	144,973
		336,112

Commercial Printing—0.0%*
RR Donnelley & Sons Co.	3,599	50,818

Communications Equipment—2.0%
Cisco Systems Inc.	87,664	1,357,915	(h)
F5 Networks Inc.	1,300	92,365	(a)
Harris Corp.	2,100	71,757
JDS Uniphase Corp.	3,650	36,391	(a)
Juniper Networks Inc.	8,700	150,162	(a)
Motorola Mobility Holdings Inc.	4,243	160,301	(a)
Motorola Solutions Inc.	4,935	206,777
QUALCOMM Inc.	26,829	1,304,694
Tellabs Inc.	7,652	32,827
		3,413,189

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	4,900	114,170
GameStop Corp.	2,300	53,130	(a)
		167,300

Computer Hardware—4.1%
Apple Inc.	14,889	5,675,389	(a)
Dell Inc.	25,228	356,976	(a,h)
Hewlett-Packard Co.	33,049	741,950
		6,774,315

Computer Storage & Peripherals—0.7%
EMC Corp.	33,214	697,162	(a)
Lexmark International Inc.	1,400	37,842	(a)
NetApp Inc.	5,700	193,458	(a)
SanDisk Corp.	3,800	153,330	(a)
Western Digital Corp.	3,800	97,736	(a)
		1,179,528

Construction & Engineering—0.2%
Fluor Corp.	2,878	133,971
Jacobs Engineering Group Inc.	2,300	74,267	(a)
Quanta Services Inc.	3,200	60,128	(a)
		268,366

Construction & Farm Machinery & Heavy Trucks—1.0%
Caterpillar Inc.	10,232	755,531
Cummins Inc.	3,056	249,553
Deere & Co.	6,740	435,202
Joy Global Inc.	1,800	112,284
PACCAR Inc.	5,803	196,257
		1,748,827

Construction Materials—0.0%*
Vulcan Materials Co.	2,000	55,120

Consumer Electronics—0.0%*
Harman International Industries Inc.	1,200	34,296

Consumer Finance—0.8%
American Express Co.	16,491	740,446	(h)
Capital One Financial Corp.	7,525	298,216
Discover Financial Services	8,498	194,944
SLM Corp.	7,600	94,620
		1,328,226

Data Processing & Outsourced Services—1.3%
Automatic Data Processing Inc.	7,980	376,257
Computer Sciences Corp.	2,282	61,272
Fidelity National Information Services Inc.	4,000	97,280
Fiserv Inc.	2,378	120,731	(a)
Mastercard Inc.	1,700	539,172
Paychex Inc.	5,125	135,146
The Western Union Co.	10,524	160,912
Total System Services Inc.	2,902	49,131
Visa Inc.	8,300	711,476
		2,251,377

Department Stores—0.4%
JC Penney Company Inc.	2,287	61,246
Kohl’s Corp.	4,600	225,860
Macy’s Inc.	7,030	185,030
Nordstrom Inc.	2,492	113,835
Sears Holdings Corp.	519	29,853	(a)
		615,824

Distillers & Vintners—0.1%
Brown-Forman Corp.	1,747	122,535
Constellation Brands Inc.	2,400	43,200	(a)
		165,735

Distributors—0.1%
Genuine Parts Co.	2,496	126,797

Diversified Chemicals—0.8%
Eastman Chemical Co.	1,159	79,426
EI du Pont de Nemours & Co.	15,061	601,988
FMC Corp.	1,100	76,076
PPG Industries Inc.	2,437	172,198
The Dow Chemical Co.	18,994	426,605
		1,356,293

Diversified Financial Services—4.1%
Bank of America Corp.	161,229	986,721
Citigroup Inc.	46,770	1,198,247
Comerica Inc.	2,756	63,305
JPMorgan Chase & Co.	62,650	1,887,018	(h)
US BanCorp	31,109	732,306
Wells Fargo & Co.	84,802	2,045,424
		6,913,021

Diversified Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold Inc.	15,310	466,189
Titanium Metals Corp.	1,600	23,968
		490,157

Diversified REITs—0.1%
Vornado Realty Trust	3,047	227,367

Diversified Support Services—0.1%
Cintas Corp.	1,900	53,466
Iron Mountain Inc.	3,500	110,670
		164,136

Drug Retail—0.7%
CVS Caremark Corp.	21,427	719,519
Walgreen Co.	14,713	483,911
		1,203,430

Education Services—0.1%
Apollo Group Inc.	1,900	75,259	(a)
DeVry Inc.	800	29,568
		104,827

Electric Utilities—2.1%
American Electric Power Company Inc.	7,625	289,903	(h)
Duke Energy Corp.	21,809	435,962
Edison International	5,242	200,507
Entergy Corp.	2,785	184,618
Exelon Corp.	10,452	445,360
FirstEnergy Corp.	6,654	298,831
NextEra Energy Inc.	6,762	365,283
Northeast Utilities	2,600	87,490
Pepco Holdings Inc.	4,000	75,680
Pinnacle West Capital Corp.	1,900	81,586
PPL Corp.	9,544	272,386
Progress Energy Inc.	4,856	251,152
Southern Co.	13,658	578,689
		3,567,447

Electrical Components & Equipment—0.4%
Emerson Electric Co.	11,738	484,897
Rockwell Automation Inc.	2,168	121,408
Roper Industries Inc.	1,600	110,256
		716,561

Electronic Components—0.2%
Amphenol Corp.	2,500	101,925
Corning Inc.	24,539	303,302
		405,227

Electronic Equipment & Instruments—0.0%*
FLIR Systems Inc.	2,700	67,635

Electronic Manufacturing Services—0.1%
Jabil Circuit Inc.	2,900	51,591
Molex Inc.	1,750	35,648
		87,239

Environmental & Facilities Services—0.3%
Republic Services Inc.	5,250	147,315
Stericycle Inc.	1,400	113,008	(a)
Waste Management Inc.	7,803	254,066
		514,389

Fertilizers & Agricultural Chemicals—0.5%
CF Industries Holdings Inc.	1,170	144,366
Monsanto Co.	8,423	505,717	(h)
The Mosaic Co.	4,500	220,365
		870,448

Food Distributors—0.1%
Sysco Corp.	9,244	239,420

Food Retail—0.3%
Safeway Inc.	5,100	84,813
SUPERVALU Inc.	3,213	21,399
The Kroger Co.	10,066	221,049
Whole Foods Market Inc.	2,600	169,806
		497,067

Footwear—0.3%
NIKE Inc.	6,110	522,466

Gas Utilities—0.1%
Nicor Inc.	843	46,373
Oneok Inc.	1,700	112,268
		158,641

General Merchandise Stores—0.4%
Big Lots Inc.	800	27,864	(a)
Family Dollar Stores Inc.	2,000	101,720
Target Corp.	10,649	522,227
		651,811

Gold—0.3%
Newmont Mining Corp.	7,828	492,381

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	4,161	155,080
Cardinal Health Inc.	5,351	224,100
McKesson Corp.	4,002	290,945
Patterson Companies Inc.	1,700	48,671
		718,796

Healthcare Equipment—1.8%
Baxter International Inc.	9,129	512,502	(h)
Becton Dickinson and Co.	3,488	255,740
Boston Scientific Corp.	24,843	146,822	(a)
CareFusion Corp.	3,375	80,831	(a)
Covidien PLC	8,100	357,210
CR Bard Inc.	1,302	113,977
Edwards Lifesciences Corp.	1,800	128,304	(a)
Intuitive Surgical Inc.	620	225,854	(a)
Medtronic Inc.	16,732	556,172
St Jude Medical Inc.	5,492	198,755
Stryker Corp.	5,152	242,814
Varian Medical Systems Inc.	1,900	99,104	(a)
Zimmer Holdings Inc.	3,000	160,500	(a)
		3,078,585

Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	7,895	32,606	(a)

Healthcare Services—0.5%
DaVita Inc.	1,400	87,738	(a)
Express Scripts Inc.	7,600	281,732	(a)
Laboratory Corporation of America Holdings	1,600	126,480	(a)
Medco Health Solutions Inc.	5,966	279,746	(a)
Quest Diagnostics Inc.	2,600	128,336
		904,032

Healthcare Supplies—0.1%
DENTSPLY International Inc.	2,500	76,725

Healthcare Technology—0.1%
Cerner Corp.	2,200	150,744	(a)

Home Building—0.1%
DR Horton Inc.	3,700	33,448
Lennar Corp.	3,200	43,328
Pulte Group Inc.	6,435	25,418	(a)
		102,194

Home Entertainment Software—0.1%
Electronic Arts Inc.	5,400	110,430	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	3,800	217,778	(a)

Home Furnishings—0.0%*
Leggett & Platt Inc.	2,700	53,433

Home Improvement Retail—0.7%
Home Depot Inc.	24,833	816,261
Lowe’s Companies Inc.	19,902	384,905
		1,201,166

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	7,200	218,160
Marriott International Inc.	4,614	125,685
Starwood Hotels & Resorts Worldwide Inc.	3,200	124,224
Wyndham Worldwide Corp.	2,849	81,225
		549,294

Household Appliances—0.0%*
Whirlpool Corp.	1,143	57,047

Household Products—2.4%
Clorox Co.	1,984	131,599
Colgate-Palmolive Co.	7,872	698,089
Kimberly-Clark Corp.	6,336	449,919	(h)
The Procter & Gamble Co.	44,173	2,790,850
		4,070,457

Housewares & Specialties—0.1%
Beam Inc.	2,541	137,417
Newell Rubbermaid Inc.	5,156	61,202
		198,619

Human Resource & Employment Services—0.0%*
Robert Half International Inc.	2,600	55,172

Hypermarkets & Super Centers—1.2%
Costco Wholesale Corp.	7,017	576,236
Wal-Mart Stores Inc.	28,187	1,462,905
		2,039,141

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group Inc.	3,403	129,518
NRG Energy Inc.	3,500	74,235	(a)
The AES Corp.	10,600	103,456	(a)
		307,209

Industrial Conglomerates—2.5%
3M Co.	11,480	824,149
Danaher Corp.	9,300	390,042
General Electric Co.	170,562	2,599,365	(l)
Tyco International Ltd.	7,500	305,625
		4,119,181

Industrial Gases—0.5%
Air Products & Chemicals Inc.	3,332	254,465	(h)
Airgas Inc.	1,100	70,202
Praxair Inc.	4,865	454,780
		779,447

Industrial Machinery—0.8%
Dover Corp.	3,158	147,163
Eaton Corp.	5,400	191,700
Flowserve Corp.	1,000	74,000
Illinois Tool Works Inc.	7,727	321,443
Ingersoll-Rand PLC	5,400	151,686
Pall Corp.	1,778	75,387
Parker Hannifin Corp.	2,372	149,744
Snap-On Inc.	1,009	44,800
Stanley Black & Decker Inc.	2,692	132,177
		1,288,100

Industrial REITs—0.1%
Prologis Inc.	7,299	177,001

Insurance Brokers—0.3%
AON Corp.	5,436	228,203
Marsh & McLennan Companies Inc.	8,853	234,959
		463,162

Integrated Oil & Gas—6.8%
Chevron Corp.	32,058	2,966,006
ConocoPhillips	22,019	1,394,243
Exxon Mobil Corp.	77,893	5,657,369	(h)
Hess Corp.	4,870	255,480	(h)
Murphy Oil Corp.	3,300	145,728
Occidental Petroleum Corp.	12,879	920,849
		11,339,675

Integrated Telecommunication Services—2.9%
AT&T Inc.	95,280	2,717,386
CenturyLink Inc.	9,899	327,855
Frontier Communications Corp.	16,974	103,711
Verizon Communications Inc.	45,467	1,673,186
Windstream Corp.	8,843	103,109
		4,925,247

Internet Retail—1.1%
Amazon.com Inc.	5,800	1,254,134	(a)
Expedia Inc.	3,100	79,825
NetFlix Inc.	900	101,844	(a)
priceline.com Inc.	790	355,073	(a)
		1,790,876

Internet Software & Services—1.8%
Akamai Technologies Inc.	2,500	49,700	(a)
eBay Inc.	18,400	542,616	(a)
Google Inc.	4,024	2,069,865	(a)
Monster Worldwide Inc.	2,700	19,386	(a)
VeriSign Inc.	2,362	67,577
Yahoo! Inc.	20,589	270,951	(a)
		3,020,095

Investment Banking & Brokerage—0.8%
E*Trade Financial Corp.	3,440	31,338	(a)
Morgan Stanley	23,796	321,246
The Charles Schwab Corp.	17,511	197,349
The Goldman Sachs Group Inc.	8,199	775,215
		1,325,148

IT Consulting & Other Services—2.6%
Accenture PLC	10,400	547,872
Cognizant Technology Solutions Corp.	4,900	307,230	(a)
International Business Machines Corp.	19,130	3,348,324
SAIC Inc.	3,700	43,697	(a)
Teradata Corp.	2,600	139,178	(a)
		4,386,301

Leisure Products—0.1%
Hasbro Inc.	1,696	55,307
Mattel Inc.	5,151	133,359
		188,666

Life & Health Insurance—0.9%
AFLAC Inc.	7,400	258,630
Lincoln National Corp.	4,642	72,554
MetLife Inc.	17,173	481,016
Principal Financial Group Inc.	5,200	117,884
Prudential Financial Inc.	7,600	356,136
Torchmark Corp.	1,908	66,513
Unum Group	4,589	96,185
		1,448,918

Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	5,285	165,156	(a)
Life Technologies Corp.	3,003	115,405	(a)
PerkinElmer Inc.	1,410	27,086
Thermo Fisher Scientific Inc.	5,928	300,194	(a)
Waters Corp.	1,500	113,235	(a)
		721,076

Managed Healthcare—1.1%
Aetna Inc.	5,908	214,756
CIGNA Corp.	4,489	188,269
Coventry Healthcare Inc.	2,400	69,144	(a)
Humana Inc.	2,727	198,335
UnitedHealth Group Inc.	17,176	792,157
WellPoint Inc.	5,900	385,152
		1,847,813

Metal & Glass Containers—0.1%
Ball Corp.	2,732	84,747
Owens-Illinois Inc.	3,100	46,872	(a)
		131,619

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	3,700	127,021

Movies & Entertainment—1.4%
News Corp.	36,900	570,843
The Walt Disney Co.	29,520	890,323
Time Warner Inc.	16,538	495,644
Viacom Inc.	9,313	360,786
		2,317,596

Multi-Line Insurance—0.3%
American International Group Inc.	6,925	152,004	(a)
Assurant Inc.	1,300	46,540
Genworth Financial Inc.	8,400	48,216	(a)
Hartford Financial Services Group Inc.	7,404	119,501
Loews Corp.	4,866	168,120
		534,381

Multi-Sector Holdings—0.0%*
Leucadia National Corp.	3,100	70,308

Multi-Utilities—1.5%
Ameren Corp.	3,842	114,376
CenterPoint Energy Inc.	6,418	125,921
CMS Energy Corp.	3,600	71,244
Consolidated Edison Inc.	4,707	268,393
Dominion Resources Inc.	9,300	472,161
DTE Energy Co.	2,566	125,785
Integrys Energy Group Inc.	1,231	59,851
NiSource Inc.	4,115	87,979
PG&E Corp.	6,454	273,069
Public Service Enterprise Group Inc.	8,092	270,030
SCANA Corp.	1,700	68,765
Sempra Energy	3,775	194,413
TECO Energy Inc.	3,600	61,668
Wisconsin Energy Corp.	3,800	118,902
Xcel Energy Inc.	7,480	184,681
		2,497,238

Office Electronics—0.1%
Xerox Corp.	22,747	158,547

Office REITs—0.1%
Boston Properties Inc.	2,300	204,930

Office Services & Supplies—0.1%
Avery Dennison Corp.	1,555	38,999
Pitney Bowes Inc.	3,632	68,282
		107,281

Oil & Gas Drilling—0.2%
Diamond Offshore Drilling Inc.	1,100	60,214
Helmerich & Payne Inc.	1,900	77,140
Nabors Industries Ltd.	4,500	55,170	(a)
Noble Corp.	4,000	117,400
Rowan Companies Inc.	2,177	65,724	(a)
		375,648

Oil & Gas Equipment & Services—1.6%
Baker Hughes Inc.	7,032	324,597
Cameron International Corp.	3,800	157,852	(a)
FMC Technologies Inc.	3,686	138,594	(a)
Halliburton Co.	14,891	454,473
National Oilwell Varco Inc.	6,800	348,296
Schlumberger Ltd.	21,646	1,292,916
		2,716,728

Oil & Gas Exploration & Production—2.0%
Anadarko Petroleum Corp.	8,056	507,931
Apache Corp.	6,248	501,340
Cabot Oil & Gas Corp.	1,600	99,056
Chesapeake Energy Corp.	10,500	268,275
Denbury Resources Inc.	6,700	77,050	(a)
Devon Energy Corp.	6,792	376,548
EOG Resources Inc.	4,300	305,343

EQT Corp.	2,314	123,475
Marathon Oil Corp.	11,842	255,550
Newfield Exploration Co.	2,300	91,287	(a)
Noble Energy Inc.	2,900	205,320
Pioneer Natural Resources Co.	1,900	124,963
QEP Resources Inc.	2,900	78,503
Range Resources Corp.	2,400	140,304
Southwestern Energy Co.	5,500	183,315	(a)
		3,338,260

Oil & Gas Refining & Marketing—0.3%
Marathon Petroleum Corp.	5,921	160,222
Sunoco Inc.	1,976	61,276
Tesoro Corp.	2,300	44,781	(a)
Valero Energy Corp.	9,000	160,020
		426,299

Oil & Gas Storage & Transportation—0.4%
El Paso Corp.	12,682	221,681
Spectra Energy Corp.	10,377	254,548
The Williams Companies Inc.	9,586	233,323
		709,552

Packaged Foods & Meats—1.8%
Campbell Soup Co.	3,115	100,833
ConAgra Foods Inc.	6,668	161,499
Dean Foods Co.	3,700	32,819	(a)
General Mills Inc.	10,462	402,473
HJ Heinz Co.	5,297	267,393
Hormel Foods Corp.	2,200	59,444
Kellogg Co.	3,890	206,909
Kraft Foods Inc.	28,490	956,694
McCormick & Company Inc.	2,300	106,168
Mead Johnson Nutrition Co.	3,250	223,698
Sara Lee Corp.	9,557	156,257
The Hershey Co.	2,584	153,076
The JM Smucker Co.	1,917	139,730
Tyson Foods Inc.	4,600	79,856
		3,046,849

Paper Packaging—0.1%
Bemis Company Inc.	1,362	39,920
Sealed Air Corp.	2,814	46,994
		86,914

Paper Products—0.1%
International Paper Co.	6,775	157,519
MeadWestvaco Corp.	2,500	61,400
		218,919

Personal Products—0.2%
Avon Products Inc.	6,728	131,869
The Estee Lauder Cos. Inc.	1,900	166,896
		298,765

Pharmaceuticals—6.1%
Abbott Laboratories	24,804	1,268,477	(h)
Allergan Inc.	4,855	399,955
Bristol-Myers Squibb Co.	27,518	863,515	(h)
Eli Lilly & Co.	16,343	604,201
Forest Laboratories Inc.	4,100	126,239	(a)
Hospira Inc.	2,639	97,643	(a)
Johnson & Johnson	44,086	2,808,719
Merck & Company Inc.	49,445	1,617,346
Mylan Inc.	6,965	118,405	(a)
Pfizer Inc.	125,414	2,217,320
Watson Pharmaceuticals Inc.	2,000	136,500	(a)
		10,258,320

Property & Casualty Insurance—2.1%
ACE Ltd.	5,400	327,240
Berkshire Hathaway Inc.	28,269	2,008,230	(a)
Chubb Corp.	4,594	275,594
CIncinnati Financial Corp.	2,692	70,880
The Allstate Corp.	8,586	203,402	(h)
The Progressive Corp.	10,173	180,672
The Travelers Companies Inc.	6,699	326,442
XL Group Plc	5,300	99,640
		3,492,100

Publishing—0.2%
Gannett Company Inc.	3,508	33,431
The McGraw-Hill Companies Inc.	5,021	205,861
The Washington Post Co.	90	29,427
		268,719

Rail Roads—0.8%
CSX Corp.	17,717	330,776
Norfolk Southern Corp.	5,618	342,810
Union Pacific Corp.	7,737	631,881
		1,305,467

Real Estate Services—0.0%*
CBRE Group Inc. (REIT)	4,900	65,954	(a)

Regional Banks—0.8%
BB&T Corp.	10,800	230,364
Fifth Third Bancorp	14,816	149,642
First Horizon National Corp.	4,055	24,168
Huntington Bancshares Inc.	13,934	66,883
KeyCorp	15,228	90,302
M&T Bank Corp.	1,900	132,810
PNC Financial Services Group Inc.	8,304	400,170
Regions Financial Corp.	21,568	71,821
SunTrust Banks Inc.	8,429	151,301
Zions Bancorp.	2,500	35,175
		1,352,636

Research & Consulting Services—0.1%
Dun & Bradstreet Corp.	900	55,134
Equifax Inc.	1,800	55,332
		110,466

Residential REITs—0.3%
Apartment Investment & Management Co.	1,831	40,502
AvalonBay Communities Inc.	1,501	171,189
Equity Residential	4,700	243,789
		455,480

Restaurants—1.5%
Chipotle Mexican Grill Inc.	500	151,475	(a)
Darden Restaurants Inc.	2,129	91,015
McDonald’s Corp.	16,590	1,456,934
Starbucks Corp.	11,798	439,947
Yum! Brands Inc.	7,429	366,918
		2,506,289

Retail REITs—0.4%
Kimco Realty Corp.	6,500	97,695
Simon Property Group Inc.	4,737	520,975
		618,670

Semiconductor Equipment—0.3%
Applied Materials Inc.	21,800	225,630	(h)
KLA-Tencor Corp.	2,800	107,184
MEMC Electronic Materials Inc.	4,500	23,580	(a)
Novellus Systems Inc.	1,000	27,260	(a)
Teradyne Inc.	3,600	39,636	(a)
		423,290

Semiconductors—2.1%
Advanced Micro Devices Inc.	10,074	51,176	(a,h)
Altera Corp.	5,200	163,956
Analog Devices Inc.	4,700	146,875
Broadcom Corp.	7,550	251,339
First Solar Inc.	910	57,521	(a)
Intel Corp.	84,365	1,799,505	(h)
Linear Technology Corp.	3,800	105,070
LSI Corp.	10,092	52,277	(a)
Microchip Technology Inc.	3,000	93,330
Micron Technology Inc.	15,254	76,880	(a)
NVIDIA Corp.	9,300	116,250	(a)
Texas Instruments Inc.	18,651	497,049
Xilinx Inc.	4,187	114,891
		3,526,119

Soft Drinks—2.6%
Coca-Cola Enterprises Inc.	5,318	132,312
Dr Pepper Snapple Group Inc.	3,700	143,486
PepsiCo Inc.	25,249	1,562,913	(h)
The Coca-Cola Co.	36,902	2,493,099	(h)
		4,331,810

Specialized Consumer Services—0.0%*
H&R Block Inc.	5,292	70,437

Specialized Finance—0.4%
CME Group Inc.	1,061	261,430
IntercontinentalExchange Inc.	1,100	130,086	(a)
Moody’s Corp.	3,184	96,953
NYSE Euronext	4,200	97,608
The NASDAQ OMX Group Inc.	1,700	39,338	(a)
		625,415

Specialized REITs—0.7%
HCP Inc.	6,700	234,902
Healthcare Inc.	2,800	131,040
Host Hotels & Resorts Inc.	11,817	129,278
Plum Creek Timber Company Inc.	2,800	97,188
Public Storage	2,200	244,970
Ventas Inc.	4,500	222,300
Weyerhaeuser Co.	9,167	142,547
		1,202,225

Specialty Chemicals—0.3%
Ecolab Inc.	3,652	178,546
International Flavors & Fragrances Inc.	1,247	70,106
Sigma-Aldrich Corp.	1,882	116,289
The Sherwin-Williams Co.	1,463	108,730
		473,671

Specialty Stores—0.2%
Staples Inc.	11,050	146,965
Tiffany & Co.	2,000	121,640
		268,605

Steel—0.3%
AK Steel Holding Corp.	2,300	15,042
Allegheny Technologies Inc.	1,751	64,769
Cliffs Natural Resources Inc.	2,400	122,808
Nucor Corp.	5,236	165,667
United States Steel Corp.	2,065	45,451
		413,737

Systems Software—3.2%
BMC Software Inc.	2,900	111,824	(a)
CA Inc.	5,700	110,637
Microsoft Corp.	119,339	2,970,348	(h)
Oracle Corp.	63,452	1,823,610	(h)
Red Hat Inc.	3,300	139,458	(a)
Symantec Corp.	11,585	188,836	(a)
		5,344,713

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	9,600	54,336
People’s United Financial Inc.	6,700	76,380
		130,716

Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	4,519	45,597	(a)

Tobacco—1.8%
Altria Group Inc.	33,053	886,151
Lorillard Inc.	2,211	244,758
Philip Morris International Inc.	28,179	1,757,806
Reynolds American Inc.	5,300	198,644
		3,087,359

Trading Companies & Distributors—0.2%
Fastenal Co.	4,500	149,760
WW Grainger Inc.	982	146,848
		296,608

Trucking—0.0%*
Ryder System Inc.	931	34,922

Wireless Telecommunication Services—0.3%
American Tower Corp.	6,300	338,940	(a)
MetroPCS Communications Inc.	4,600	40,066	(a)
Sprint Nextel Corp.	47,500	144,400	(a)
		523,406

Total Common Stock		165,203,834
(Cost $158,275,389)

Other Investments—0.0%*
GEI Investment Fund		66,190	(k)
(Cost $68,237)

Total Investments in Securities		165,270,024
(Cost $158,343,626)

Short-Term Investments—1.1%
GE Institutional Money Market Fund Investment Class
0.09%		1,836,231	(d,k)
(Cost $1,836,231)

Total Investments		167,106,255
(Cost $160,179,857)

Other Assets and Liabilities, net—0.2%		326,509

NET ASSETS —100.0%		$167,432,764

Other Information

The Fund had the following long futures contracts open at September 30, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	December 2011	46	$2,589,800	$(156,356)

GEI Premier Growth Equity Fund

Schedule of Investments—September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—97.3% †
Air Freight & Logistics—1.2%
United Parcel Service Inc.	6,680	$421,842

Application Software—1.3%
Intuit Inc.	9,795	464,675

Asset Management & Custody Banks—2.3%
State Street Corp.	25,645	824,743	(e)

Biotechnology—5.8%
Amgen Inc.	24,488	1,345,616
Gilead Sciences Inc.	19,145	742,826	(a)
		2,088,442

Broadcasting—2.6%
Discovery Communications Inc. (Class C)	26,269	923,355	(a)

Cable & Satellite—7.5%
DIRECTV	33,838	1,429,655	(a)
Liberty Global Inc.	36,954	1,278,978	(a)
		2,708,633

Communications Equipment—6.4%
Cisco Systems Inc.	32,057	496,563	(h)
QUALCOMM Inc.	36,776	1,788,417
		2,284,980

Computer Hardware—5.5%
Apple Inc.	5,237	1,996,240	(a)

Data Processing & Outsourced Services—11.4%
Paychex Inc.	36,510	962,769
The Western Union Co.	89,046	1,361,513
Visa Inc.	20,748	1,778,518
		4,102,800

Fertilizers & Agricultural Chemicals—2.7%
Monsanto Co.	16,474	989,099

Healthcare Equipment—3.8%
Covidien PLC	30,647	1,351,533

Healthcare Services—4.8%
Express Scripts Inc.	34,284	1,270,908	(a)
Lincare Holdings Inc.	20,036	450,810
		1,721,718

Home Furnishing Retail—2.6%
Bed Bath & Beyond Inc.	16,383	938,910	(a)

Home Improvement Retail—2.3%
Lowe’s Companies Inc.	42,297	818,024

Hotels, Resorts & Cruise Lines—1.9%
Carnival Corp.	22,707	688,022

Industrial Machinery—2.7%
Dover Corp.	20,659	962,709

Internet Retail—1.7%
Amazon.com Inc.	2,761	597,011	(a)

Internet Software & Services—6.8%
Baidu Inc. ADR	10,490	1,121,486	(a)
eBay Inc.	45,414	1,339,259	(a)
		2,460,745

Investment Banking & Brokerage—2.2%
The Goldman Sachs Group Inc.	8,459	799,798

Oil & Gas Equipment & Services—5.7%
Halliburton Co.	20,926	638,661
Schlumberger Ltd.	23,420	1,398,877
		2,037,538

Real Estate Services—1.0%
CBRE Group Inc.(REIT)	25,824	347,591	(a)

Soft Drinks—4.0%
PepsiCo Inc.	23,152	1,433,109

Specialized Finance—4.0%
CME Group Inc.	5,877	1,448,093

Specialty Stores—1.0%
Dick’s Sporting Goods Inc.	11,132	372,477	(a)

Systems Software—2.2%
Microsoft Corp.	31,611	786,798	(h)

Wireless Telecommunication Services—3.9%
American Tower Corp.	26,269	1,413,272	(a)

Total Common Stock		34,982,157
(Cost $33,052,910)

Other Investments—0.0%*
GEI Investment Fund		2,529	(k)
(Cost $2,607)

Total Investments in Securities		34,984,686
(Cost $33,055,517)

Short-Term Investments—2.9%
GE Institutional Money Market Fund Investment Class
0.09%		1,026,749	(d,k)
(Cost $1,026,749)

Total Investments		36,011,435
(Cost $34,082,266)

Liabilities in Excess of Other Assets, net—(0.2)%		(54,651)

NET ASSETS—100.0%		$35,956,784

Other Information

The Fund had the following long futures contracts open at September 30, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	December 2011	1	$56,300	$(2,078)

GEI Core Value Equity Fund

Schedule of Investments—September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—94.3% †
Advertising—1.8%
Omnicom Group Inc.	7,214	$265,764

Aerospace & Defense—2.3%
Honeywell International Inc.	6,170	270,925
Rockwell Collins Inc.	1,424	75,130
		346,055

Agricultural Products—0.9%
Archer-Daniels-Midland Co.	5,695	141,293

Air Freight & Logistics—1.2%
FedEx Corp.	1,708	115,597
United Parcel Service Inc.	949	59,929
		175,526

Asset Management & Custody Banks—2.9%
Ameriprise Financial Inc.	4,461	175,585
Invesco Ltd.	6,169	95,681
State Street Corp.	5,220	167,875	(e)
		439,141

Biotechnology—2.9%
Amgen Inc.	2,847	156,443
Gilead Sciences Inc.	7,024	272,531	(a)
		428,974

Brewers—0.7%
Molson Coors Brewing Co.	2,830	112,096

Coal & Consumable Fuels—0.2%
Peabody Energy Corp.	950	32,186

Communications Equipment—2.8%
Cisco Systems Inc.	27,095	419,702

Computer Hardware—2.7%
Apple Inc.	901	343,443	(a)
Hewlett-Packard Co.	2,829	63,511
		406,954

Construction & Farm Machinery & Heavy Trucks—0.5%
Deere & Co.	1,235	79,744

Consumer Finance—1.6%
American Express Co.	4,034	181,127
Discover Financial Services	2,403	55,125
		236,252

Data Processing & Outsourced Services—1.1%
The Western Union Co.	10,440	159,628

Department Stores—0.8%
Macy’s Inc.	4,319	113,676

Diversified Financial Services—4.2%
Bank of America Corp.	17,085	104,560
Citigroup Inc.	1,139	29,181
Comerica Inc.	991	22,763
JPMorgan Chase & Co.	10,109	304,483
Wells Fargo & Co.	6,644	160,253
		621,240

Diversified Metals & Mining—0.6%
Freeport-McMoRan Copper & Gold Inc.	2,753	83,829

Drug Retail—1.0%
CVS Caremark Corp.	4,475	150,271

Electric Utilities—2.0%
FirstEnergy Corp.	2,421	108,727
NextEra Energy Inc.	3,559	192,257
		300,984

Electrical Components & Equipment—0.5%
Cooper Industries PLC	1,661	76,605

Electronic Components—0.1%
Corning Inc.	1,661	20,530

Fertilizers & Agricultural Chemicals—0.3%
Potash Corporation of Saskatchewan Inc.	1,139	49,228

General Merchandise Stores—1.5%
Target Corp.	4,508	221,072

Healthcare Distributors—0.3%
Cardinal Health Inc.	997	41,754

Healthcare Equipment—2.9%
Baxter International Inc.	1,898	106,554
Covidien PLC	7,498	330,662
		437,216

Healthcare Facilities—0.5%
HCA Holdings Inc.	3,512	70,802	(a)

Healthcare Services—0.7%
Omnicare Inc.	4,271	108,612

Home Improvement Retail—0.4%
Lowe’s Companies Inc.	2,928	56,628

Household Products—2.0%
Clorox Co.	1,187	78,734
The Procter & Gamble Co.	3,464	218,856
		297,590

Independent Power Producers & Energy Traders—1.7%
Calpine Corp.	7,499	105,586	(a)
The AES Corp.	14,711	143,579	(a)
		249,165

Industrial Conglomerates—0.4%
Siemens AG ADR	720	64,649

Industrial Machinery—0.1%
Eaton Corp.	412	14,626

Integrated Oil & Gas—5.0%
Chevron Corp.	4,461	412,732
Exxon Mobil Corp.	2,610	189,564	(h)
Hess Corp.	712	37,352
Occidental Petroleum Corp.	1,210	86,515
Suncor Energy Inc.	1,044	26,559
		752,722

Integrated Telecommunication Services—3.0%
AT&T Inc.	8,305	236,859
Verizon Communications Inc.	5,695	209,576
		446,435

IT Consulting & Other Services—3.2%
International Business Machines Corp.	2,705	473,456

Life & Health Insurance—1.8%
MetLife Inc.	3,270	91,593
Prudential Financial Inc.	3,797	177,927
		269,520

Life Sciences Tools & Services—1.0%
PerkinElmer Inc.	2,161	41,513
Thermo Fisher Scientific Inc.	2,135	108,116	(a)
		149,629

Movies & Entertainment—3.4%
News Corp.	1,898	29,362
The Walt Disney Co.	4,034	121,665
Time Warner Inc.	12,065	361,588
		512,615

Multi-Line Insurance—0.4%
Hartford Financial Services Group Inc.	3,607	58,217

Multi-Utilities—1.8%
Dominion Resources Inc.	4,556	231,308
Public Service Enterprise Group Inc.	1,329	44,349
		275,657

Oil & Gas Equipment & Services—0.9%
Halliburton Co.	949	28,963
National Oilwell Varco Inc.	807	41,335
Schlumberger Ltd.	1,139	68,032
		138,330

Oil & Gas Exploration & Production—2.7%
Anadarko Petroleum Corp.	2,990	188,520
Apache Corp.	1,646	132,075
Southwestern Energy Co.	2,373	79,092	(a)
		399,687

Oil & Gas Refining & Marketing—0.4%
Marathon Petroleum Corp.	2,468	66,784

Oil & Gas Storage & Transportation—1.6%
El Paso Corp.	9,492	165,920
Spectra Energy Corp.	2,800	68,684
		234,604

Packaged Foods & Meats—3.9%
ConAgra Foods Inc.	5,600	135,632
Kraft Foods Inc.	11,864	398,393
Nestle S.A. ADR	949	52,290
		586,315

Pharmaceuticals—6.8%
Bristol-Myers Squibb Co.	5,221	163,835
Hospira Inc.	1,290	47,730	(a)
Johnson & Johnson	3,227	205,592
Novartis AG ADR	3,180	177,349
Pfizer Inc.	23,730	419,546
		1,014,052

Property & Casualty Insurance—3.4%
ACE Ltd.	5,647	342,208
Chubb Corp.	2,847	170,792
		513,000

Reinsurance—1.2%
PartnerRe Ltd.	2,136	111,649
RenaissanceRe Holdings Ltd.	1,139	72,668
		184,317

Research & Consulting Services—0.5%
Nielsen Holdings N.V.	2,847	74,250	(a)

Semiconductors—2.7%
Altera Corp.	2,058	64,889
Intel Corp.	5,695	121,474
Microchip Technology Inc.	2,373	73,824
Texas Instruments Inc.	5,659	150,812
		410,999

Soft Drinks—2.6%
PepsiCo Inc.	6,217	384,832

Specialty Chemicals—0.2%
Celanese Corp.	712	23,161

Steel—0.8%
Allegheny Technologies Inc.	3,227	119,367

Systems Software—5.4%
Microsoft Corp.	18,982	472,462	(h)
Oracle Corp.	11,731	337,149
		809,611

Total Common Stock		14,119,352
(Cost $14,470,761)

Exchange Traded Funds—1.5%
Financial Select Sector SPDR Fund	3,784	44,765	(n)
Industrial Select Sector SPDR Fund	6,231	182,007	(h,n)

Total Exchange Traded Funds		226,772
(Cost $291,445)

Other Investments—0.1%
GEI Investment Fund		7,403	(k)
(Cost $7,632)

Total Investments in Securities		14,353,527
(Cost $14,769,838)

Short-Term Investments—4.7%
GE Institutional Money Market Fund Investment Class
0.09%		699,380	(d,k)
(Cost $699,380)

Total Investments		15,052,907
(Cost $15,469,218)

Liabilities in Excess of Other Assets, net—(0.6)%		(86,385)

NET ASSETS—100.0%		$14,966,522

Other Information

The Fund had the following long futures contracts open at September 30, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	December 2011	7	$394,110	$(18,904)

GEI Mid-Cap Equity

Schedule of Investments—September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—96.0% †
Advertising—1.3%
Omnicom Group Inc.	25,023	$921,847

Aerospace & Defense—2.1%
Alliant Techsystems Inc.	13,163	717,515	(h)
Hexcel Corp.	34,345	761,085	(a)
		1,478,600

Air Freight & Logistics—0.4%
UTi Worldwide Inc.	23,320	304,093

Apparel Retail—0.8%
Urban Outfitters Inc.	24,755	552,532	(a)

Apparel, Accessories & Luxury Goods—2.0%
Coach Inc.	26,671	1,382,358

Application Software—2.2%
Citrix Systems Inc.	18,933	1,032,416	(a)
SuccessFactors Inc.	22,214	510,700	(a)
		1,543,116

Asset Management & Custody Banks—2.7%
Affiliated Managers Group Inc.	15,326	1,196,194	(a)
Invesco Ltd.	41,123	637,818
		1,834,012

Automotive Retail—1.9%
O’Reilly Automotive Inc.	19,933	1,328,136	(a)

Biotechnology—4.6%
Alexion Pharmaceuticals Inc.	20,298	1,300,290	(a)
Human Genome Sciences Inc.	29,031	368,403	(a)
Incyte Corp Ltd.	29,222	408,231	(a)
Vertex Pharmaceuticals Inc.	24,665	1,098,579	(a)
		3,175,503

Brewers—1.0%
Molson Coors Brewing Co.	17,277	684,342

Broadcasting—1.0%
Discovery Communications Inc. (Class A)	7,481	281,435	(a)
Discovery Communications Inc. (Class C)	12,541	440,816	(a)
		722,251

Cable & Satellite—1.3%
Liberty Global Inc.	25,534	883,732	(a)

Casinos & Gaming—1.4%
Penn National Gaming Inc.	29,464	980,857	(a)

Coal & Consumable Fuels—0.7%
Peabody Energy Corp.	13,924	471,745

Communications Equipment—0.9%
Juniper Networks Inc.	35,669	615,647	(a)

Computer Storage & Peripherals—1.3%
Synaptics Inc.	38,504	920,246	(a)

Construction & Engineering—1.2%
Quanta Services Inc.	43,680	820,747	(a)

Construction & Farm Machinery & Heavy Trucks—1.0%
Cummins Inc.	8,121	663,161

Diversified Financial Services—0.9%
Comerica Inc.	26,470	608,016

Electric Utilities—3.0%
ITC Holdings Corp.	26,604	2,059,948	(h)

Electrical Components & Equipment—1.2%
Cooper Industries PLC	17,635	813,326

Environmental & Facilities Services—0.6%
Stericycle Inc.	5,260	424,587	(a)

Fertilizers & Agricultural Chemicals—1.3%
Intrepid Potash Inc.	16,428	408,564	(a)
Monsanto Co.	8,219	493,469	(h)
		902,033

Healthcare Equipment—2.0%
Gen-Probe Inc.	8,042	460,404	(a)
Masimo Corp.	41,116	890,161
		1,350,565

Healthcare Services—2.5%
Catalyst Health Solutions Inc.	29,500	1,701,855	(a)

Healthcare Technology—0.6%
MedAssets Inc.	41,504	398,853	(a)

Home Building—0.8%
MDC Holdings Inc.	30,926	523,886

Home Entertainment Software—1.7%
Activision Blizzard Inc.	98,600	1,173,340

Home Furnishing Retail—2.1%
Bed Bath & Beyond Inc.	25,589	1,466,506	(a)

Hotels, Resorts & Cruise Lines—0.8%
Royal Caribbean Cruises Ltd.	25,106	543,294

Independent Power Producers & Energy Traders—1.1%
The AES Corp.	80,351	784,226	(a)

Industrial Machinery—1.5%
Harsco Corp.	54,965	1,065,771

Internet Retail—0.1%
HomeAway Inc.	2,138	71,880	(a)

Internet Software & Services—3.7%
Baidu Inc. ADR	6,015	643,064	(a)
Equinix Inc.	9,029	802,046	(a)
MercadoLibre Inc.	11,869	637,959
Monster Worldwide Inc.	70,007	502,650	(a)
		2,585,719

Life Sciences Tools & Services—5.9%
Covance Inc.	18,844	856,460	(a)
Illumina Inc.	22,377	915,667	(a)
Mettler-Toledo International Inc.	8,043	1,125,698	(a,h)
Thermo Fisher Scientific Inc.	23,265	1,178,140	(a,h)
		4,075,965

Movies & Entertainment—0.7%
Liberty Media Corporation - Capital	7,563	500,066	(a)

Multi-Line Insurance—2.4%
HCC Insurance Holdings Inc.	60,816	1,645,073

Office REITs—1.5%
Douglas Emmett Inc.	36,448	623,261
SL Green Realty Corp.	7,612	442,638
		1,065,899

Oil & Gas Drilling—1.2%
Noble Corp.	27,840	817,104

Oil & Gas Equipment & Services—1.7%
McDermott International Inc.	56,772	610,867	(a)
Weatherford International Ltd.	46,075	562,576	(a)
		1,173,443

Oil & Gas Exploration & Production—2.6%
Forest Oil Corp.	23,806	342,806	(a)
Pioneer Natural Resources Co.	10,874	715,183
Quicksilver Resources Inc.	60,310	457,150	(a)
Ultra Petroleum Corp.	9,732	269,771	(a)
		1,784,910

Packaged Foods & Meats—2.3%
McCormick & Company Inc.	16,563	764,548	(h)
Mead Johnson Nutrition Co.	11,581	797,120
		1,561,668

Personal Products—0.7%
Avon Products Inc.	23,610	462,756

Property & Casualty Insurance—1.4%
ACE Ltd.	15,913	964,328

Real Estate Services—1.3%
CBRE Group Inc. (REIT)	67,226	904,862	(a)

Regional Banks—0.5%
Zions Bancorp.	25,520	359,066

Research & Consulting Services—2.5%
FTI Consulting Inc.	15,336	564,518	(a)
IHS Inc.	15,070	1,127,387	(a)
		1,691,905

Restaurants—0.6%
Arcos Dorados Holdings Inc.	16,806	389,731

Security & Alarm Services—1.9%
Corrections Corporation of America	57,513	1,304,970	(a)

Semiconductors—3.3%
Cree Inc.	11,722	304,538	(a)
Hittite Microwave Corp.	20,931	1,019,340	(a)
Marvell Technology Group Ltd.	64,612	938,812	(a)
		2,262,690

Soft Drinks—1.1%
Coca-Cola Enterprises Inc.	30,809	766,528

Specialized Finance—1.5%
CBOE Holdings Inc.	23,616	577,883
MSCI Inc.	15,786	478,789	(a)
		1,056,672

Specialty Chemicals—1.7%
Cytec Industries Inc.	10,554	370,868
Nalco Holding Co.	23,554	823,919
		1,194,787

Steel—1.2%
Allegheny Technologies Inc.	16,348	604,712
Steel Dynamics Inc.	25,260	250,579
		855,291

Systems Software—2.2%
Rovi Corp.	35,004	1,504,472	(a)

Thrifts & Mortgage Finance—2.3%
BankUnited Inc.	24,918	517,298
People’s United Financial Inc.	92,459	1,054,033
		1,571,331

Trading Companies & Distributors—1.3%
MSC Industrial Direct Co.	16,327	921,822

Wireless Telecommunication Services—2.5%
American Tower Corp.	24,997	1,344,839	(a)
NII Holdings Inc.	13,030	351,158	(a)
		1,695,997

Total Common Stock		66,288,066
(Cost $62,764,476)

Other Investments—0.0%*
GEI Investment Fund		18,946	(k)
(Cost $19,532)

Total Investments in Securities		66,307,012
(Cost $62,784,008)

Short-Term Investments—0.1%
GE Institutional Money Market Fund Investment Class
0.09%		72,741	(d,k)
(Cost $72,741)

Total Investments		66,379,753
(Cost $62,856,749)

Other Assets and Liabilities, net—3.9%		2,701,454

NET ASSETS—100.0%		$69,081,207

Other Information

The Fund had the following long futures contracts open at September 30, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P Midcap 400 Emini Index Futures	December 2011	28	$2,180,920	$(90,582)

GEI Small-Cap Equity Fund

Schedule of Investments—September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—97.1% †
Advertising—0.8%
Arbitron Inc.	9,500	$314,260

Aerospace & Defense—1.5%
Esterline Technologies Corp.	3,395	175,997	(a)
Hexcel Corp.	1,000	22,160	(a)
Moog Inc.	1,149	37,480	(a)
Teledyne Technologies Inc.	6,600	322,476	(a)
Triumph Group Inc.	1,107	53,955
		612,068

Agricultural Products—0.9%
Darling International Inc.	26,150	329,229	(a)
Fresh Del Monte Produce Inc.	1,579	36,633
		365,862

Air Freight & Logistics—0.4%
HUB Group Inc.	2,900	81,983	(a)
UTi Worldwide Inc.	6,150	80,196
		162,179

Alternative Carriers—0.0%*
Vonage Holdings Corp.	5,800	15,080	(a)

Apparel Retail—1.3%
Aeropostale Inc.	11,019	119,115	(a)
American Eagle Outfitters Inc.	5,900	69,148
ANN Inc.	700	15,988	(a)
Brown Shoe Company Inc.	1,059	7,540
Express Inc.	900	18,261
Genesco Inc.	945	48,696	(a)
The Buckle Inc.	4,600	176,916
The Men’s Wearhouse Inc.	800	20,864
		476,528

Apparel, Accessories & Luxury Goods—1.1%
Columbia Sportswear Co.	5,658	262,531
Maidenform Brands Inc.	8,200	191,962	(a)
True Religion Apparel Inc.	600	16,176	(a)
		470,669

Application Software—5.7%
ACI Worldwide Inc.	5,250	144,585	(a)
Actuate Corp.	3,200	17,664	(a)
Blackbaud Inc.	11,800	262,786
Blackboard Inc.	6,300	281,358	(a)
Bottomline Technologies Inc.	8,300	167,162	(a)
Concur Technologies Inc.	5,900	219,598	(a)

Ebix Inc.	4,700	69,090
Manhattan Associates Inc.	600	19,848	(a)
Monotype Imaging Holdings Inc.	1,700	20,621	(a)
NICE Systems Ltd. ADR	4,700	142,645	(a)
Parametric Technology Corp.	14,300	219,934	(a)
QLIK Technologies Inc.	5,900	127,794	(a)
Quest Software Inc.	3,659	58,105	(a)
SolarWinds Inc.	11,300	248,826	(a)
SS&C Technologies Holdings Inc.	13,190	188,485	(a)
Tyler Technologies Inc.	700	17,696	(a)
Ultimate Software Group Inc.	3,000	140,160	(a)
		2,346,357

Asset Management & Custody Banks—1.0%
Affiliated Managers Group Inc.	3,275	255,614	(a)
Financial Engines Inc.	5,100	92,361	(a)
Pzena Investment Management Inc.	2,800	9,184
		357,159

Auto Parts & Equipment—0.4%
Dana Holding Corp.	6,627	69,584	(a)
Dorman Products Inc.	404	13,364	(a)
Federal-Mogul Corp.	800	11,800	(a)
Modine Manufacturing Co.	3,742	33,902	(a)
Spartan Motors Inc.	2,139	8,834
Stoneridge Inc.	3,523	18,390	(a)
Tenneco Inc.	400	10,244	(a)
		166,118

Automobile Manufacturers—0.4%
Thor Industries Inc.	8,150	180,523

Automotive Retail—0.2%
America’s Car-Mart Inc.	818	23,738	(a)

Biotechnology—1.1%
Alkermes PLC	1,100	16,786	(a)
Amylin Pharmaceuticals Inc.	1,600	14,768	(a)
AVEO Pharmaceuticals Inc.	1,400	21,546	(a)
Cubist Pharmaceuticals Inc.	2,700	95,364	(a)
Genomic Health Inc.	5,200	114,296	(a)
Myriad Genetics Inc.	8,900	166,786	(a)
PDL BioPharma Inc.	2,220	12,321
Sciclone Pharmaceuticals Inc.	4,800	18,288	(a)
		460,155

Building Products—0.3%
AAON Inc.	1,515	23,861
Apogee Enterprises Inc.	2,139	18,374
Simpson Manufacturing Company Inc.	800	19,944
Universal Forest Products Inc.	1,905	45,815
		107,994

Casinos & Gaming—0.0%*
Ameristar Casinos Inc.	1,000	16,050

Coal & Consumable Fuels—0.2%
James River Coal Co.	15,100	96,187	(a)

Commercial Printing—0.1%
Consolidated Graphics Inc.	661	24,146	(a)
Multi-Color Corp.	1,200	27,108
		51,254

Commodity Chemicals—0.6%
Koppers Holdings Inc.	9,200	235,612

Communications Equipment—0.2%
Arris Group Inc.	4,387	45,186	(a)
Netgear Inc.	1,318	34,123	(a)
		79,309

Construction & Engineering—1.8%
Chicago Bridge & Iron Company N.V.	9,575	274,132
Primoris Services Corp.	2,000	20,920
Quanta Services Inc.	9,000	169,110	(a)
URS Corp.	9,425	279,546	(a)
		743,708

Construction & Farm Machinery & Heavy Trucks—1.8%
AGCO Corp.	7,040	243,373	(a)
Astec Industries Inc.	2,496	73,083	(a)
Cascade Corp.	2,600	86,814
Greenbrier Companies Inc.	6,199	72,218	(a)
Sauer-Danfoss Inc.	400	11,560	(a)
Trinity Industries Inc.	12,625	270,301
		757,349

Consumer Electronics—0.0%*
Harman International Industries Inc.	434	12,404

Consumer Finance—0.1%
Ezcorp Inc.	750	21,405	(a)
Nelnet Inc.	950	17,841
		39,246

Data Processing & Outsourced Services—2.7%
Broadridge Financial Solutions Inc.	14,125	284,478
Cardtronics Inc.	10,300	236,076	(a)
Global Cash Access Holdings Inc.	20,800	53,248	(a)
Heartland Payment Systems Inc.	900	17,748
Jack Henry & Associates Inc.	5,900	170,982
NeuStar Inc.	7,358	184,980	(a)
TeleTech Holdings Inc.	1,150	17,526	(a)
TNS Inc.	1,569	29,497	(a)
Wright Express Corp.	3,400	129,336	(a)
		1,123,871

Distributors—1.0%
LKQ Corp.	16,301	393,832	(a)

Diversified Chemicals—0.4%
LSB Industries Inc.	600	17,202	(a)
Solutia Inc.	11,900	152,915	(a)
		170,117

Diversified Metals & Mining—0.4%
Compass Minerals International Inc.	2,400	160,272
Globe Specialty Metals Inc.	900	13,068
		173,340

Diversified REITs—0.1%
Colonial Properties Trust.	600	10,896
Washington Real Estate Investment Trust.	1,378	38,832
		49,728

Diversified Support Services—1.1%
Copart Inc.	4,400	172,128	(a)
Healthcare Services Group Inc.	14,750	238,065
Unifirst Corp.	856	38,768
		448,961

Education Services—0.9%
American Public Education Inc.	2,200	74,800	(a)
Capella Education Co.	2,400	68,112	(a)
K12 Inc.	5,200	132,392	(a)
Lincoln Educational Services Corp.	3,150	25,484
Strayer Education Inc.	900	69,003
		369,791

Electric Utilities—0.9%
Allete Inc.	1,452	53,187
IDACORP Inc.	7,600	287,128
Westar Energy Inc.	1,739	45,944
		386,259

Electrical Components & Equipment—1.6%
Belden Inc.	700	18,053
Brady Corp.	11,099	293,346
EnerSys	550	11,011	(a)
Franklin Electric Company Inc.	500	18,140
Generac Holdings Inc.	1,192	22,421	(a)
II-VI Inc.	1,480	25,900
LSI Industries Inc.	2,147	13,376
Regal-Beloit Corp.	1,037	47,059
Woodward Governor Co.	7,300	200,020
		649,326

Electronic Components—0.0%*
Littelfuse Inc.	307	12,345

Electronic Equipment & Instruments—0.9%
Checkpoint Systems Inc.	700	9,506	(a)
Daktronics Inc.	1,731	14,852
Elster Group SE ADR	6,100	91,195	(a)
FARO Technologies Inc.	3,200	100,960	(a)
National Instruments Corp.	4,700	107,442
Rofin-Sinar Technologies Inc.	1,527	29,318	(a)
		353,273

Electronic Manufacturing Services—0.7%
Measurement Specialties Inc.	5,554	144,182	(a)
Methode Electronics Inc.	4,719	35,062
Multi-Fineline Electronix Inc.	2,763	55,094	(a)
Plexus Corp.	1,792	40,535	(a)
		274,873

Environmental & Facilities Services—0.5%
ABM Industries Inc.	11,800	224,908

Food Distributors—0.2%
Nash Finch Co.	324	8,725
Spartan Stores Inc.	3,650	56,502
		65,227

Food Retail—0.7%
Ruddick Corp.	7,400	288,526

Footwear—1.4%
Deckers Outdoor Corp.	3,900	363,714	(a)
K-Swiss Inc.	1,915	8,139	(a)
Wolverine World Wide Inc.	6,248	207,746
		579,599

Gas Utilities—0.2%
South Jersey Industries Inc.	1,299	64,625

Healthcare Distributors—0.7%
Owens & Minor Inc.	10,791	307,328

Healthcare Equipment—3.4%
Arthrocare Corp.	800	23,016	(a)
Exactech Inc.	1,011	14,235	(a)
Gen-Probe Inc.	3,500	200,375	(a)
Hill-Rom Holdings Inc.	1,596	47,912
Integra LifeSciences Holdings Corp.	5,200	186,004	(a)
Masimo Corp.	5,900	127,735
NuVasive Inc.	8,785	149,960	(a)
SonoSite Inc.	4,400	133,496	(a)
Teleflex Inc.	3,330	179,054
Thoratec Corp.	6,500	212,160	(a)
Volcano Corp.	3,700	109,631	(a)
Zoll Medical Corp.	526	19,851	(a)
		1,403,429

Healthcare Facilities—0.3%
The Ensign Group Inc.	823	19,019
VCA Antech Inc.	7,400	118,252	(a)
		137,271

Healthcare Services—2.7%
Bio-Reference Laboratories Inc.	27,800	511,798	(a)
Continucare Corp.	1,886	12,033	(a)
HMS Holdings Corp.	11,400	278,046	(a)
Mednax Inc.	5,200	325,728	(a)
		1,127,605

Healthcare Supplies—0.8%
Atrion Corp.	50	10,370
Meridian Bioscience Inc.	300	4,722
Merit Medical Systems Inc.	3,514	46,174	(a)
West Pharmaceutical Services Inc.	7,200	267,120
		328,386

Healthcare Technology—1.1%
athenahealth Inc.	300	17,865	(a)
Computer Programs & Systems Inc.	2,000	132,300
MedAssets Inc.	11,800	113,398	(a)
Medidata Solutions Inc.	5,200	85,488	(a)
Quality Systems Inc.	900	87,300
		436,351

Heavy Electrical Equipment—0.0%*
AZZ Inc.	400	15,508

Home Furnishing Retail—0.7%
Aaron’s Inc.	9,837	248,384
Pier 1 Imports Inc.	2,142	20,949	(a)
		269,333

Home Furnishings—0.0%*
Hooker Furniture Corp.	497	4,498

Household Products—0.1%
Spectrum Brands Holdings Inc.	2,200	51,964	(a)

Housewares & Specialties—1.2%
Jarden Corp.	12,350	349,011
Tupperware Brands Corp.	3,000	161,220
		510,231

Human Resource & Employment Services—0.1%
GP Strategies Corp.	1,600	15,984	(a)
Insperity Inc.	900	20,025
Korn International	900	10,971	(a)
		46,980

Hypermarkets & Super Centers—0.1%
Pricesmart Inc.	500	31,160

Industrial Conglomerates—0.2%
Raven Industries Inc.	1,900	91,580

Industrial Machinery—4.9%
Actuant Corp.	2,302	45,465
Briggs & Stratton Corp.	1,289	17,414
CIRCOR International Inc.	2,200	64,614
CLARCOR Inc.	7,300	302,074
Columbus McKinnon Corp.	2,073	22,720	(a)
EnPro Industries Inc.	3,700	109,816	(a)
Flowserve Corp.	2,125	157,250
Harsco Corp.	3,550	68,835
IDEX Corp.	6,800	211,888

LB Foster Co.	524	11,648
Lincoln Electric Holdings Inc.	1,324	38,409
Middleby Corp.	3,780	266,339	(a)
Mueller Industries Inc.	3,100	119,629
Nordson Corp.	5,600	222,544
Timken Co.	7,000	229,740
Trimas Corp.	7,900	117,315	(a)
Valmont Industries Inc.	459	35,775
		2,041,475

Industrial REITs—0.1%
DuPont Fabros Technology Inc.	1,057	20,812
First Potomac Realty Trust.	3,008	37,510
		58,322

Insurance Brokers—0.6%
Arthur J Gallagher & Co.	4,400	115,720
Brown & Brown Inc.	7,400	131,720
		247,440

Internet Software & Services—1.3%
Ancestry.com Inc.	600	14,100	(a)
comScore Inc.	8,800	148,456	(a)
Constant Contact Inc.	5,900	102,011	(a)
Dice Holdings Inc.	2,000	15,640	(a)
Infospace Inc.	2,500	20,900	(a)
J2 Global Communications Inc.	600	16,140
Liquidity Services Inc.	1,000	32,070	(a)
LogMeIn Inc.	3,700	122,877	(a)
Monster Worldwide Inc.	2,000	14,360	(a)
ValueClick Inc.	1,600	24,896	(a)
XO Group Inc.	2,000	16,340	(a)
		527,790

Investment Banking & Brokerage—1.1%
BGC Partners Inc.	3,792	22,866
Evercore Partners Inc.	900	20,520
GFI Group Inc.	20,300	81,606
Piper Jaffray Companies	2,163	38,782	(a)
Raymond James Financial Inc.	9,800	254,408
Stifel Financial Corp.	1,385	36,786	(a)
		454,968

IT Consulting & Other Services—0.0%*
Unisys Corp.	500	7,845	(a)

Leisure Products—0.7%
Brunswick Corp.	1,482	20,807
Polaris Industries Inc.	5,075	253,598
Sturm Ruger & Company Inc.	600	15,588
		289,993

Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	2,175	19,031
Delphi Financial Group Inc.	2,598	55,909
		74,940

Life Sciences Tools & Services—2.2%
Bio-Rad Laboratories Inc.	1,900	172,463	(a)
Bruker Corp.	20,885	282,574	(a)
ICON PLC ADR	8,800	141,504	(a)
Luminex Corp.	8,628	191,283	(a)
Techne Corp.	2,000	136,020
		923,844

Managed Healthcare—1.4%
Centene Corp.	10,795	309,493	(a)
Healthspring Inc.	600	21,876	(a)
Metropolitan Health Networks Inc.	3,131	14,215	(a)
Molina Healthcare Inc.	14,351	221,579	(a)
WellCare Health Plans Inc.	500	18,990	(a)
		586,153

Metal & Glass Containers—1.3%
AEP Industries Inc.	1,139	25,286	(a)
Aptargroup Inc.	5,900	263,553
Myers Industries Inc.	3,693	37,484
Silgan Holdings Inc.	5,900	216,766
		543,089

Multi-Line Insurance—0.9%
HCC Insurance Holdings Inc.	12,600	340,830
Horace Mann Educators Corp.	2,515	28,696
		369,526

Multi-Utilities—1.0%
Avista Corp.	2,754	65,683
Black Hills Corp.	1,411	43,233
OGE Energy Corp.	6,525	311,830
		420,746

Office Electronics—0.4%
Zebra Technologies Corp.	4,700	145,418	(a)

Office REITs—1.9%
BioMed Realty Trust Inc.	18,103	299,967
Coresite Realty Corp.	7,450	106,908
Digital Realty Trust Inc.	5,700	314,412
Highwoods Properties Inc.	800	22,608
Kilroy Realty Corp.	571	17,872
Lexington Realty Trust	3,328	21,765
		783,532

Office Services & Supplies—0.2%
Herman Miller Inc.	2,800	50,008
Kimball International Inc.	1,426	6,930
Knoll Inc.	1,458	19,975
		76,913

Oil & Gas Drilling—0.3%
Pioneer Drilling Co.	19,300	138,574	(a)

Oil & Gas Equipment & Services—1.8%
Complete Production Services Inc.	700	13,195	(a)
Dawson Geophysical Co.	1,424	33,578	(a)
Dril-Quip Inc.	1,000	53,910	(a)
Hornbeck Offshore Services Inc.	618	15,394	(a)
Oil States International Inc.	6,100	310,612	(a)
Superior Energy Services Inc.	8,100	212,544	(a)
Tetra Technologies Inc.	14,600	112,712	(a)
		751,945

Oil & Gas Exploration & Production—3.0%
Berry Petroleum Co.	500	17,690
Bill Barrett Corp.	1,694	61,390	(a)
Brigham Exploration Co.	4,650	117,459	(a)
Carrizo Oil & Gas Inc.	803	17,305	(a)
Clayton Williams Energy Inc.	200	8,562	(a)
Energy XXI Bermuda Ltd.	700	15,015	(a)
GMX Resources Inc.	6,741	15,302	(a)
Gulfport Energy Corp.	5,400	130,572	(a)
HollyFrontier Corp.	800	20,976
Kodiak Oil & Gas Corp.	5,401	28,139	(a)
Northern Oil and Gas Inc.	7,400	143,486	(a)
Oasis Petroleum Inc.	5,900	131,747	(a)
Petroleum Development Corp.	2,500	48,475	(a)
Petroquest Energy Inc.	3,600	19,800	(a)
Resolute Energy Corp.	14,700	166,992	(a)
Rosetta Resources Inc.	500	17,110	(a)
SM Energy Co.	4,300	260,795
Stone Energy Corp.	900	14,589	(a)
Venoco Inc.	1,890	16,651	(a)
		1,252,055

Oil & Gas Refining & Marketing—0.1%
CVR Energy Inc.	1,100	23,254
Western Refining Inc.	2,079	25,904	(a)
		49,158

Oil & Gas Storage & Transportation—0.1%
Crosstex Energy Inc.	1,500	20,220
Targa Resources Corp.	600	17,850
		38,070

Packaged Foods & Meats—4.5%
Flowers Foods Inc.	15,450	300,657
Lancaster Colony Corp.	5,300	323,353
Sanderson Farms Inc.	5,535	262,913
Smart Balance Inc.	11,800	69,620	(a)
Smithfield Foods Inc.	18,975	370,013	(a)
Snyders-Lance Inc.	11,100	231,435
TreeHouse Foods Inc.	5,200	321,568	(a)
		1,879,559

Paper Packaging—0.8%
Packaging Corporation of America	13,600	316,880

Paper Products—0.1%
Buckeye Technologies Inc.	1,102	26,569
Clearwater Paper Corp.	400	13,592	(a)
Neenah Paper Inc.	953	13,513
		53,674

Personal Products—0.1%
Revlon Inc.	900	11,088	(a)

Pharmaceuticals—0.5%
Akorn Inc.	3,025	23,625	(a)
Auxilium Pharmaceuticals Inc.	1,100	16,489	(a)
Hi-Tech Pharmacal Company Inc.	1,641	55,138	(a)
Obagi Medical Products Inc.	1,700	15,419	(a)
Par Pharmaceutical Companies Inc.	2,725	72,540	(a)
Questcor Pharmaceuticals Inc.	601	16,383	(a)
Salix Pharmaceuticals Ltd.	700	20,720	(a)
		220,314

Precious Metals & Minerals—0.2%
Coeur d’Alene Mines Corp.	1,100	23,584	(a)
Hecla Mining Co.	3,500	18,760	(a)
		42,344

Property & Casualty Insurance—2.2%
Allied World Assurance Company Holdings Ltd.	5,900	316,889
American Safety Insurance Holdings Ltd.	2,094	38,530	(a)
Amtrust Financial Services Inc.	3,000	66,780
Argo Group International Holdings Ltd.	3,718	105,480
Aspen Insurance Holdings Ltd.	8,000	184,320
The Navigators Group Inc.	4,500	194,400	(a)
		906,399

Publishing—1.4%
John Wiley & Sons Inc.	8,600	382,012
Morningstar Inc.	3,700	208,828
		590,840

Rail Roads—0.9%
Genesee & Wyoming Inc.	8,100	376,812	(a)

Regional Banks—4.1%
BancorpSouth Inc.	1,839	16,146
Bank of the Ozarks Inc.	1,980	41,441
Banner Corp.	1,105	14,133
Bryn Mawr Bank Corp.	2,400	39,768
Camden National Corp.	604	16,447
Cardinal Financial Corp.	1,280	11,034
CoBiz Financial Inc.	1,801	8,051
Community Bank System Inc.	2,200	49,918
Cullen Frost Bankers Inc.	4,000	183,440
East West Bancorp Inc.	2,870	42,792
First Horizon National Corp.	3,588	21,385
Fulton Financial Corp.	7,150	54,698
Glacier Bancorp Inc.	1,404	13,156
Great Southern Bancorp Inc.	1,213	20,354
Hancock Holding Co.	900	24,102
Home Bancshares Inc.	1,048	22,238
Iberiabank Corp.	1,068	50,260
Independent Bank Corp.	3,700	80,438
Lakeland Financial Corp.	1,118	23,098

National Penn Bancshares Inc.	2,953	20,700
Old National Bancorp	1,873	17,456
PacWest BanCorp.	1,981	27,615
Prosperity Bancshares Inc.	6,380	208,498
Southwest Bancorp Inc.	2,519	10,630
Susquehanna Bancshares Inc.	4,121	22,542
SVB Financial Group	4,500	166,500	(a)
UMB Financial Corp.	8,200	263,056
Umpqua Holdings Corp.	3,996	35,125
Washington Trust Bancorp Inc.	2,400	47,472
Westamerica Bancorp.	2,800	107,296
Wintrust Financial Corp.	906	23,384
		1,683,173

Reinsurance—0.1%
Maiden Holdings Ltd.	3,233	23,892
Platinum Underwriters Holdings Ltd.	579	17,804
		41,696

Research & Consulting Services—0.5%
CoStar Group Inc.	2,400	124,728	(a)
ICF International Inc.	1,149	21,613	(a)
Resources Connection Inc.	3,800	37,164
The Corporate Executive Board Co.	700	20,860
		204,365

Residential REITs—0.2%
Associated Estates Realty Corp.	1,100	17,006
Mid-America Apartment Communities Inc.	1,426	85,874
		102,880

Restaurants—1.0%
Buffalo Wild Wings Inc.	300	17,940	(a)
Cracker Barrel Old Country Store Inc.	8,100	324,648
Einstein Noah Restaurant Group Inc.	1,050	13,472
The Wendy’s Co.	15,000	68,850
		424,910

Retail REITs—0.1%
Ramco-Gershenson Properties Trust	2,244	18,401
Tanger Factory Outlet Centers	900	23,409
		41,810

Security & Alarm Services—0.6%
The Brink’s Co.	11,130	259,440

Semiconductor Equipment—0.4%
MKS Instruments Inc.	1,021	22,166
Rudolph Technologies Inc.	21,100	141,159	(a)
		163,325

Semiconductors—1.8%
Diodes Inc.	2,010	36,019	(a)
Fairchild Semiconductor International Inc.	3,551	38,351	(a)
Hittite Microwave Corp.	2,200	107,140	(a)
Integrated Device Technology Inc.	4,957	25,528	(a)
IXYS Corp.	1,359	14,786	(a)

Microsemi Corp.	14,900	238,102	(a)
Pericom Semiconductor Corp.	1,792	13,279	(a)
RF Micro Devices Inc.	4,551	28,853	(a)
Semtech Corp.	7,600	160,360	(a)
Standard Microsystems Corp.	2,258	43,805	(a)
		706,223

Soft Drinks—0.0%*
Coca-Cola Bottling Company Consolidated	300	16,638

Specialized Consumer Services—0.1%
Matthews International Corp.	1,300	39,988

Specialized Finance—0.1%
Interactive Brokers Group Inc.	1,400	19,502
NewStar Financial Inc.	4,116	38,443	(a)
		57,945

Specialized REITs—1.4%
DiamondRock Hospitality Co.	4,538	31,721
Healthcare Realty Trust Inc.	11,800	198,830
Hersha Hospitality Trust	5,873	20,320
National Health Investors Inc.	667	28,101
Omega Healthcare Investors Inc.	13,700	218,241
Sabra Healthcare REIT Inc.	8,016	76,473
Summit Hotel Properties Inc.	3,538	24,978
		598,664

Specialty Chemicals—1.7%
Ferro Corp.	2,000	12,300	(a)
HB Fuller Co.	3,628	66,102
Rockwood Holdings Inc.	400	13,476
Sensient Technologies Corp.	16,919	550,714
Stepan Co.	589	39,569
		682,161

Specialty Stores—0.9%
Cabela’s Inc.	1,646	33,726	(a)
GNC Holdings Inc.	700	14,084	(a)
Tractor Supply Co.	4,525	283,039
		330,849

Steel—0.6%
Carpenter Technology Corp.	1,284	57,639
Commercial Metals Co.	17,200	163,572
Schnitzer Steel Industries Inc.	891	32,789
		254,000

Systems Software—1.5%
Ariba Inc.	3,800	105,298	(a)
CommVault Systems Inc.	3,700	137,122	(a)
Fortinet Inc.	1,000	16,800	(a)
MICROS Systems Inc.	8,000	351,280	(a)
		610,500

Technology Distributors—0.3%
Insight Enterprises Inc.	1,350	20,439	(a)
Scansource Inc.	1,309	38,694	(a)
Tech Data Corp.	1,192	51,530	(a)
		110,663

Thrifts & Mortgage Finance—0.3%
BankUnited Inc.	1,504	31,223
BofI Holding Inc.	269	3,621	(a)
Northwest Bancshares Inc.	3,273	38,981
Washington Federal Inc.	2,898	36,920
		110,745

Tires & Rubber—0.2%
Cooper Tire & Rubber Co.	4,733	51,542

Trading Companies & Distributors—0.9%
Applied Industrial Technologies Inc.	10,000	271,600
DXP Enterprises Inc.	691	13,011	(a)
RSC Holdings Inc.	9,750	69,518	(a)
TAL International Group Inc.	600	14,964
		369,093

Trucking—1.4%
Avis Budget Group Inc.	1,300	12,571	(a)
Landstar System Inc.	5,200	205,712
Marten Transport Ltd.	2,090	36,032
Old Dominion Freight Line Inc.	10,600	307,082	(a)
Werner Enterprises Inc.	800	16,664
		578,061

Wireless Telecommunication Services—0.1%
NTELOS Holdings Corp.	1,300	23,049

Total Common Stock		40,121,460
(Cost $41,736,454)

Other Investments—0.0%*
GEI Investment Fund		9	(k)
(Cost $10)

Total Investments in Securities		40,121,469
(Cost $41,736,464)

Short-Term Investments—3.4%
GE Institutional Money Market Fund Investment Class
0.09%		1,387,596	(d,k)
(Cost $1,387,596)

Total Investments		41,509,065
(Cost $43,124,060)

Liabilities in Excess of Other Assets, net—(0.5)%		(190,232)

NET ASSETS—100.0%		$41,318,833

GEI International Equity Fund

Schedule of Investments—September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock - 93.1% †
Australia—1.3%
Brambles Ltd.	11,863	$73,450
Lynas Corporation Ltd.	50,242	51,645	(a)
		125,095

Brazil—1.5%
Petroleo Brasileiro S.A. ADR	4,309	89,283	(h)
Vale S.A. ADR	2,788	58,548
		147,831

Canada—4.4%
Canadian Natural Resources Ltd.	2,220	65,553
Kinross Gold Corp.	6,950	103,845
Potash Corporation of Saskatchewan Inc.	3,870	168,979
Suncor Energy Inc.	3,765	96,686
		435,063

China—1.6%
Baidu Inc. ADR	1,027	109,796	(a)
Bank of China Ltd.	139,998	43,305
Zhuzhou CSR Times Electric Company Ltd.	2,996	4,912
		158,013

Denmark—0.4%
AP Moller - Maersk A/S	3	17,649
Carlsberg A/S	303	17,982
		35,631

France—9.1%
Accor S.A.	1,360	36,267
AXA S.A.	7,097	92,466	(h)
BNP Paribas	3,393	133,956	(h)
Cap Gemini S.A.	2,008	66,860
Cie Generale d’Optique Essilor International S.A.	2,260	162,760
European Aeronautic Defence and Space Company N.V.	2,502	70,431
LVMH Moet Hennessy Louis Vuitton S.A.	415	54,860
Safran S.A.	4,467	136,848
Schneider Electric S.A.	626	33,550
Total S.A.	904	39,942
Vinci S.A.	1,681	72,206
		900,146

Germany—10.3%
Adidas AG	1,383	84,286
Bayer AG	1,529	84,499
Daimler AG	779	34,696
Deutsche Boerse AG	1,300	65,844
Fresenius SE & Company KGAA	1,473	131,121
Linde AG	1,546	207,177
Metro AG	2,215	94,160
SAP AG	1,852	94,371
Siemens AG	1,859	167,498
ThyssenKrupp AG	2,378	58,516
		1,022,168

Hong Kong—2.7%
AIA Group Ltd.	40,358	114,843
Hutchison Whampoa Ltd.	11,570	85,652
Wharf Holdings Ltd.	13,879	68,674
		269,169

India—1.6%
ICICI Bank Ltd.	3,582	63,149
Larsen & Toubro Ltd.	2,267	62,449
Power Grid Corporation of India Ltd.	15,867	31,927
		157,525

Ireland—0.7%
WPP PLC	7,832	72,470

Italy—0.3%
ENI S.p.A.	1,763	31,061

Japan—13.0%
Daikin Industries Ltd.	3,100	88,849
FANUC Corp.	800	110,268
Mitsubishi Corp.	6,000	122,237
Mitsubishi Heavy Industries Ltd.	9,000	37,983	(a)
SMC Corp.	600	87,754
Softbank Corp.	4,200	122,972
Sony Financial Holdings Inc.	6,200	94,721
Sumitomo Realty & Development Company Ltd. (REIT)	4,000	76,942
Suzuki Motor Corp.	10,000	220,572
The Bank of Yokohama Ltd.	18,129	90,970
Toyota Motor Corp.	1,946	66,750
Unicharm Corp.	3,500	167,981
		1,287,999

Mexico—0.8%
America Movil SAB de C.V. ADR	3,398	75,028

Netherlands—2.8%
ING Groep N.V.	13,539	95,641	(a)
Koninklijke Ahold N.V.	2,853	33,600
Koninklijke Philips Electronics N.V.	3,112	55,917
Unilever N.V., CVA	2,842	90,090
		275,248

Russian Federation—0.3%
Mobile Telesystems OJSC ADR	2,419	29,754

Singapore—1.4%
United Overseas Bank Ltd.	10,166	131,204

South Africa—0.5%
MTN Group Ltd.	3,105	50,949

South Korea—2.7%
Hyundai Motor Co.	500	87,409
Samsung Electronics Company Ltd.	190	132,669
Samsung Electronics Company Ltd. GDR	139	49,331
		269,409

Spain—2.0%
Banco Santander S.A.	13,796	112,959	(h)
Telefonica S.A.	4,156	79,765
		192,724

Sweden—1.6%
Hexagon AB	5,193	67,458
Telefonaktiebolaget LM Ericsson	9,303	89,238
		156,696

Switzerland—7.4%
Credit Suisse Group AG	2,596	67,773
Nestle S.A.	4,823	264,964
Novartis AG	3,727	207,761
Syngenta AG	499	129,403
Zurich Financial Services AG	309	64,231
		734,132

Taiwan—2.4%
Delta Electronics Inc.	29,000	67,929
Taiwan Semiconductor Manufacturing Company Ltd.	70,634	158,980
Taiwan Semiconductor Manufacturing Company Ltd. ADR	691	7,898
		234,807

United Kingdom—24.3%
Aggreko PLC	1,548	38,914
Autonomy Corporation PLC	2,666	105,372	(a)
BG Group PLC	5,429	103,797
BHP Billiton PLC	6,882	183,657	(h)
Diageo PLC	8,842	168,414
G4S PLC ††	4,250	17,566
G4S PLC ††	2,583	10,489
HSBC Holdings PLC	31,210	238,801
International Consolidated Airlines Group S.A.	11,781	27,797	(a)
Lloyds Banking Group PLC	161,996	86,879	(a,h)
National Grid PLC	18,268	180,887
Prudential PLC	19,134	164,155	(h)
Reckitt Benckiser Group PLC	3,300	167,033
Rio Tinto PLC	4,095	181,419
Royal Dutch Shell PLC	10,014	309,085
Standard Chartered PLC	4,558	90,843
Tesco PLC	15,009	87,826
The Capita Group PLC	4,516	49,411
Vodafone Group PLC	74,467	191,725	(h)
		2,404,070

Total Common Stock		9,196,192
(Cost $10,157,818)

Preferred Stock—1.4%
Volkswagen AG	1,069	141,280
(Cost $125,980)

Other Investments—0.1%
GEI Investment Fund		9,450	(k)
(Cost $9,742)

Total Investments in Securities		9,346,922
(Cost $10,293,540)

Short-Term Investments—5.6%
GE Institutional Money Market Fund Investment Class
0.09%		551,004	(d,k)
(Cost $551,004)

Total Investments		9,897,926
(Cost $10,844,544)

Liabilities in Excess of Other Assets, net—(0.2)%		(17,633)

NET ASSETS—100.0%		$9,880,293

Other Information

The Fund had the following long futures contracts open at September 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
EURO Stoxx 50 Index Futures	December 2011	4	$115,708	$6,236
FTSE 100 Index Futures	December 2011	1	79,300	381
Topix Index Futures	December 2011	1	98,275	373

				$6,990

The Fund was invested in the following categories at September 30, 2011 (unaudited):

Industry	Percentage (based on Fair Value)
Diversified Financial Services	10.22%
Integrated Oil & Gas	6.87%
Wireless Telecommunication Services	4.82%
Diversified Metals & Mining	4.27%
Automobile Manufacturers	4.20%
Life & Health Insurance	3.83%
Packaged Foods & Meats	3.64%
Semiconductors	3.58%
Household Products	3.43%
Industrial Conglomerates	3.17%
Fertilizers & Agricultural Chemicals	3.06%
Pharmaceuticals	3.00%
Industrial Machinery	2.42%
Aerospace & Defense	2.12%
Industrial Gases	2.12%
Application Software	2.05%
Multi-Utilities	1.85%
Distillers & Vintners	1.73%
Healthcare Supplies	1.67%
Multi-Line Insurance	1.61%
Diversified Real Estate Activities	1.49%
Apparel, Accessories & Luxury Goods	1.43%
Construction & Engineering	1.38%
Healthcare Services	1.34%

Trading Companies & Distributors	1.25%
Food Retail	1.24%
Steel	1.20%
Diversified Support Services	1.15%
Internet Software & Services	1.13%
Gold	1.06%
Hypermarkets & Super Centers	0.97%
Regional Banks	0.93%
Communications Equipment	0.91%
Building Products	0.91%
Integrated Telecommunication Services	0.82%
Advertising	0.74%
Electronic Components	0.70%
Diversified Capital Markets	0.69%
Electronic Equipment & Instruments	0.69%
IT Consulting & Other Services	0.69%
Specialized Finance	0.67%
Oil & Gas Exploration & Production	0.67%
Human Resource & Employment Services	0.51%
Electrical Components & Equipment	0.39%
Hotels, Resorts & Cruise Lines	0.37%
Electric Utilities	0.33%
Security & Alarm Services	0.29%
Airlines	0.28%
Brewers	0.18%
Marine	0.18%

94.25%

Short-Term and Other Investments	Percentage (based on Fair Value)
Short-Term	5.65%
Other Investments	0.10%

5.75%

100.00%

GEI Income Fund

Schedule of Investments—September 30, 2011 (unaudited)

		Principal Amount	Fair Value
Bonds and Notes—97.7%†
U.S. Treasuries—15.4%
U.S. Treasury Bonds
3.75%	08/15/41	$1,395,000	$1,624,087	(h)
4.38%	05/15/41	1,932,200	2,496,171	(h)
U.S. Treasury Notes
0.20%	12/31/12	49,100	49,359	(d,h)
0.25%	08/31/13	661,900	660,271	(d)
0.95%	08/31/16	2,548,000	2,554,370	(d,h)
2.13%	08/15/21	559,400	569,279
			7,953,537

Agency Mortgage Backed—35.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	27,341	29,124	(h)
5.00%	07/01/35 - 06/01/41	437,650	478,470	(h)
5.50%	05/01/20 - 01/01/38	252,717	279,542	(h)
6.00%	04/01/17 - 11/01/37	577,051	641,780	(h)
6.50%	02/01/29	281	319	(h)
7.00%	10/01/16 - 08/01/36	78,153	89,953	(h)
7.50%	09/01/12 - 09/01/33	15,257	17,725	(h)
8.00%	11/01/30	15,704	18,626	(h)
8.25%	06/01/26	60,000	90,737	(h,j)
8.50%	04/01/30 - 05/01/30	18,022	21,623	(h)
5.50%	TBA	180,000	194,652	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	110,129	117,195	(h)
4.50%	05/01/18 - 08/01/41	4,723,326	5,048,841	(h)
5.00%	03/01/34 - 06/01/41	734,726	802,822	(h)
5.32%	03/01/37	2,681	2,696	(i)
5.47%	04/01/37	1,164	1,238	(i)
5.50%	12/01/13 - 01/01/39	1,685,837	1,843,100	(h)
6.00%	06/01/14 - 07/01/35	1,135,373	1,264,574	(h)
6.50%	07/01/17 - 08/01/34	156,166	174,353	(h)
7.00%	03/01/15 - 02/01/34	57,879	65,313	(h)
7.50%	08/01/13 - 03/01/34	88,228	102,448	(h)
8.00%	12/01/12 - 11/01/33	62,085	72,441	(h)
8.50%	05/01/31	3,875	4,569	(h)
9.00%	04/01/16 - 12/01/22	7,435	8,128	(h)
4.00%	TBA	3,200,000	3,354,000	(c)
4.50%	TBA	1,150,000	1,219,898	(c)
5.00%	TBA	547,000	587,854	(c)
Government National Mortgage Assoc.
2.13%	12/20/24	2,551	2,644	(h,i)
2.38%	02/20/23 - 02/20/26	8,884	9,201	(h,i)
4.50%	08/15/33 - 03/20/41	829,669	902,306	(h)
6.00%	04/15/27 - 09/15/36	278,551	312,564	(h)
6.50%	04/15/19 - 08/15/36	225,631	259,112	(h)
7.00%	03/15/12 - 10/15/36	136,436	158,898	(h)
7.50%	11/15/31 - 10/15/33	4,746	5,603	(h)

8.00%	12/15/29	2,584	2,736	(h)
8.50%	10/15/17	8,869	10,006	(h)
9.00%	11/15/16 - 12/15/21	24,566	27,683	(h)
			18,222,774

Agency Collateralized Mortgage Obligations—3.5%
Fannie Mae Whole Loan
0.99%	08/25/43	245,046	4,796	(g,h)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,052,930	8,676	(g,h)
Federal Home Loan Mortgage Corp. REMIC
5.00%	05/15/38	81,982	93,051
5.50%	04/15/17	13,756	213	(g,h,p)
6.37%	08/15/25	215,857	44,858	(g,i)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	14,112	548	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980 IO)
7.50%	07/15/27	7,078	1,535	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	148,424	21,105	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	108,973	7,697	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	15,827	787	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%**	10/15/16	412	—	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	4,738	28	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	68,529	5,417	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	53,594	2,605	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	8,097	146	(g,h,p)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	3,391	674	(g,h,p)
Federal Home Loan Mortgage Corp. STRIPS (Series 227) (Class IO)
5.00%	12/01/34	66,452	8,930	(g,h,p)
Federal Home Loan Mortgage STRIPS
3.02%	08/01/27	915	814	(d,f,h)
Federal National Mortgage Assoc. (Class 1IO2)
1.08%	11/25/33	83,233	2,441	(g,i)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	81,877	92,774
5.00%	09/25/40	266,675	46,582	(g,p)
5.77%	07/25/38	113,209	13,314	(g)
5.77%	01/25/41	172,882	27,751	(g,i)
Federal National Mortgage Assoc. REMIC (Class 109J)
7.00%	09/25/20	470	515	(h)
Federal National Mortgage Assoc. REMIC (Class B)
2.87%	12/25/22	214	195	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	169,713	188,680	(h)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	78,701	89,574
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
12.40%	05/25/22	5	97	(g,h)

Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	32,778	1,259	(g,h,p)
7.27%	05/25/18	290,120	37,602	(g,h)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	32,436	1,689	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	100,507	6,907	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.22%	12/25/42	62,981	1,688	(g,h)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	8,354	238	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.09%	03/25/31	133,056	147,474	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	66,001	74,638
Federal National Mortgage Assoc. STRIPS
1.67%	12/01/34	152,090	144,980	(d,f,h)
5.00%	05/25/38	76,757	7,647	(g,h,p)
6.00%	01/01/35	49,749	8,669	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	105,658	11,964	(g,h,p)
5.00%	03/25/38	80,143	8,258	(g,h,p)
5.50%	12/01/33	40,012	5,581	(g,h,p)
7.50%	11/01/23	20,995	3,736	(g,h,p)
8.00%	08/01/23 - 07/01/24	7,173	1,412	(g,h,p)
8.50%	07/25/22	315	53	(g,h,p)
9.00%	05/25/22	215	48	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	131,675	13,995	(g,h,p)
Government National Mortgage Assoc.
0.00%	02/20/40 - 01/20/41	634,398	116,873	(g,i,p)
4.50%	04/16/34 - 08/16/39	1,128,993	168,627	(g,p)
4.50%	11/20/39	109,077	120,481
5.00%	12/20/35 - 09/20/38	488,132	61,046	(g,h,p)
6.02%	02/20/40	178,931	39,705	(g,i)
6.37%	08/20/40 - 03/20/41	497,933	101,008	(g,i)
Government National Mortgage Assoc. (Class IC)
6.02%	04/16/37	142,205	27,110	(g,h)
Vendee Mortgage Trust
0.38%	04/15/40	448,108	8,962	(g,i)
0.58%	09/15/46	787,647	20,907	(g,i)
Vendee Mortgage Trust (Class IO)
0.85%	05/15/33	169,848	4,631	(g,h,i)
			1,810,991

Asset Backed—1.7%
Bear Stearns Asset Backed Securities Trust (Class 2A2)
5.00%	02/25/36	332,295	315,307	(d,h)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	11/25/34	18,249	7,751	(h,o)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IIA2)
2.58%	02/25/33	18,289	16,920	(d,h,o)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	60,000	49,044
Countrywide Asset-Backed Certificates
1.09%	05/25/33	8,381	6,465	(h)
Mid-State Trust (Class A3)
7.54%	07/01/35	1,737	1,730	(h,o)

Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	50,000	39,968
Residential Asset Mortgage Products Inc. (Class A2)
8.25%	06/25/32	19,766	15,426	(d,h,o)
Residential Asset Securities Corp.
10.00%	07/25/32	3,660	2,083	(d,h,o)
Saxon Asset Securities Trust
5.23%	08/25/35	434,355	413,260	(h)
			867,954

Corporate Notes—32.0%
Advanced Micro Devices Inc.
7.75%	08/01/20	51,000	49,980
AES El Salvador Trust
6.75%	02/01/16	100,000	97,500	(b)
AES Gener S.A.
5.25%	08/15/21	5,000	4,840	(b)
AES Panama S.A.
6.35%	12/21/16	40,000	42,800	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	59,000	64,563
Allergan Inc.
3.38%	09/15/20	125,000	128,375
Alliance One International Inc.
10.00%	07/15/16	95,000	78,375
Alpha Natural Resources Inc.
6.00%	06/01/19	21,000	19,583
American Axle & Manufacturing Inc.
7.88%	03/01/17	52,000	48,880
American International Group Inc.
5.85%	01/16/18	93,000	92,135
Amgen Inc.
2.30%	06/15/16	42,000	43,002
4.10%	06/15/21	59,000	63,506
5.65%	06/15/42	42,000	50,792
Amsted Industries Inc.
8.13%	03/15/18	74,000	76,590	(b)
Anadarko Petroleum Corp.
5.95%	09/15/16	29,000	31,720
6.20%	03/15/40	129,000	134,299
6.45%	09/15/36	17,000	17,982
6.95%	06/15/19	71,000	82,362
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	96,000	102,785
5.38%	11/15/14	64,000	71,514
AON Corp.
3.13%	05/27/16	72,000	72,020
ArcelorMittal
5.50%	03/01/21	91,000	81,541
6.75%	03/01/41	99,000	85,556
Arch Coal Inc.
7.00%	06/15/19	52,000	49,400	(b)
Archer-Daniels-Midland Co.
5.77%	03/01/41	111,000	139,074
Arizona Public Service Co.
6.25%	08/01/16	165,000	190,519	(h)

AT&T Inc.
2.95%	05/15/16	48,000	49,531
3.88%	08/15/21	40,000	41,146
5.55%	08/15/41	35,000	37,682
5.60%	05/15/18	29,000	33,532
6.40%	05/15/38	84,000	97,493	(h)
6.70%	11/15/13	108,000	119,974	(h)
Baker Hughes Inc.
3.20%	08/15/21	115,000	115,890	(b)
Banco de Credito del Peru
4.75%	03/16/16	32,000	30,880	(b)
BanColombia S.A.
5.95%	06/03/21	100,000	96,750	(b)
6.13%	07/26/20	10,000	9,788
Bank of America Corp.
3.75%	07/12/16	120,000	109,177
5.42%	03/15/17	300,000	260,629
5.63%	07/01/20	85,000	78,290
6.50%	08/01/16	105,000	104,270
Boise Paper Holdings LLC
8.00%	04/01/20	55,000	55,756
Bombardier Inc.
7.75%	03/15/20	52,000	55,380	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	32,000	33,065
4.50%	10/01/20	32,000	34,660
Braskem Finance Ltd.
5.75%	04/15/21	200,000	182,520	(b)
Calpine Corp.
7.25%	10/15/17	25,000	24,125	(b)
Capex S.A.
10.00%	03/10/18	11,000	9,020	(b)
Cargill Inc.
5.20%	01/22/13	162,000	170,592	(b,h)
6.00%	11/27/17	63,000	74,452	(b)
Case New Holland Inc.
7.88%	12/01/17	31,000	33,015
Caterpillar Inc.
3.90%	05/27/21	90,000	97,066
CCO Holdings LLC
7.88%	04/30/18	32,000	32,560
8.13%	04/30/20	60,000	62,400
Central American Bank for Economic Integration
5.38%	09/24/14	70,000	75,093	(b)
CenturyLink Inc.
5.15%	06/15/17	59,000	55,392
CenturyLink Inc. (Series G)
6.88%	01/15/28	43,000	37,231
Chesapeake Energy Corp.
6.13%	02/15/21	47,000	47,353
Chesapeake Midstream Partners LP
5.88%	04/15/21	74,000	70,300	(b)
Chrysler Group LLC
8.00%	06/15/19	200,000	156,000	(b)
Cincinnati Bell Inc.
8.25%	10/15/17	122,000	118,340	(h)
Cinemark USA Inc.
7.38%	06/15/21	42,000	39,690

Citigroup Inc.
5.00%	09/15/14	170,000	166,729
CityCenter Holdings LLC
7.63%	01/15/16	51,000	47,940	(b)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	74,000	92,968
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	44,000	53,136
Corp Nacional del Cobre de Chile
3.75%	11/04/20	100,000	99,412	(b)
5.63%	09/21/35	14,000	15,850	(b)
Crown Castle Towers LLC
4.88%	08/15/40	100,000	104,079	(b,h)
6.11%	01/15/40	66,000	74,184	(b,h)
CVS Caremark Corp.
3.25%	05/18/15	35,000	36,836
5.75%	06/01/17	38,000	43,614
Danaher Corp.
2.30%	06/23/16	60,000	61,465	(h)
3.90%	06/23/21	12,000	12,907	(h)
DaVita Inc.
6.38%	11/01/18	51,000	48,960	(h)
Denbury Resources Inc.
6.38%	08/15/21	45,000	43,650	(h)
8.25%	02/15/20	66,000	69,300	(h)
DENTSPLY International Inc.
2.75%	08/15/16	57,000	57,393	(h)
4.13%	08/15/21	57,000	59,612	(h)
Devon Energy Corp.
5.60%	07/15/41	59,000	68,015	(h)
DirecTV Holdings LLC
3.55%	03/15/15	62,000	64,661	(h)
4.75%	10/01/14	70,000	75,838	(h)
Dolphin Subsidiary II Inc.
7.25%	10/15/21	138,000	133,860	(b)
Dominion Resources Inc.
1.95%	08/15/16	40,000	39,819	(h)
4.90%	08/01/41	23,000	23,808	(h)
Drummond Company Inc.
9.00%	10/15/14	67,000	68,508	(b,h)
Duke Realty LP (REIT)
6.50%	01/15/18	31,000	33,324	(h)
EH Holding Corp.
6.50%	06/15/19	61,000	58,713	(b,h)
El Paso Pipeline Partners Operating Company LLC
5.00%	10/01/21	46,000	46,081
Energy Transfer Equity LP
7.50%	10/15/20	39,000	40,073	(h)
Energy Transfer Partners LP
6.70%	07/01/18	41,000	45,892	(h)
European Investment Bank
4.88%	01/17/17	200,000	234,303	(h)
Exelon Corp.
4.90%	06/15/15	70,000	75,767
First Horizon National Corp.
5.38%	12/15/15	94,000	95,141

FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	51,000	47,430	(b)
Forest Oil Corp.
7.25%	06/15/19	71,000	69,935
FPL Group Capital Inc.
2.60%	09/01/15	131,000	132,713
France Telecom S.A.
2.75%	09/14/16	58,000	57,554
4.13%	09/14/21	58,000	57,657
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	51,000	49,215	(b)
Frontier Communications Corp.
7.13%	03/15/19	104,000	99,060
Georgia-Pacific LLC
5.40%	11/01/20	65,000	66,126	(b)
Goldman Sachs Capital I
6.35%	02/15/34	49,000	44,372
Great Plains Energy Inc.
4.85%	06/01/21	60,000	63,173
Hanesbrands Inc.
6.38%	12/15/20	106,000	102,820
HCA Inc.
6.50%	02/15/20	36,000	35,190
7.50%	02/15/22	51,000	47,048
HCP Inc. (REIT)
6.00%	01/30/17	53,000	55,803
Healthsouth Corp.
7.75%	09/15/22	51,000	46,283
Hewlett-Packard Co.
3.00%	09/15/16	58,000	58,484
4.30%	06/01/21	149,000	150,425
6.00%	09/15/41	58,000	61,174
Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	51,000	49,598
HSBC Finance Corp.
6.68%	01/15/21	291,000	286,001	(b)
Huntington BancShares Inc.
7.00%	12/15/20	25,000	28,296
ING Bank N.V.
4.00%	03/15/16	200,000	201,227	(b)
Ingles Markets Inc.
8.88%	05/15/17	140,000	146,650
Intelsat Jackson Holdings S.A.
7.25%	10/15/20	42,000	38,745	(b)
Intergas Finance BV
6.38%	05/14/17	100,000	102,875	(b,h)
Inversiones CMPC S.A.
4.75%	01/19/18	11,000	11,120	(b)
JPMorgan Chase & Co.
4.35%	08/15/21	86,000	86,903
5.13%	09/15/14	20,000	21,063	(h)
5.60%	07/15/41	59,000	61,632
Kinder Morgan Energy Partners LP
5.80%	03/01/21	57,000	63,611
Korea Development Bank
3.25%	03/09/16	100,000	96,400

Kraft Foods Inc.
4.13%	02/09/16	64,000	68,151
5.38%	02/10/20	99,000	112,040	(h)
6.50%	02/09/40	32,000	39,117
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	44,000	46,999	(h)
4.50%	07/16/18	85,000	99,865	(h)
Linn Energy LLC
8.63%	04/15/20	42,000	43,260
Lockheed Martin Corp.
3.35%	09/15/21	58,000	57,427
4.85%	09/15/41	58,000	61,023
Lorillard Tobacco Co.
3.50%	08/04/16	58,000	58,080
7.00%	08/04/41	53,000	56,247
Majapahit Holding BV
7.25%	10/17/11	100,000	100,000	(b,h)
Merrill Lynch & Company Inc.
6.88%	04/25/18	110,000	110,039	(h)
MetroPCS Wireless Inc.
6.63%	11/15/20	38,000	33,440
Midamerican Energy Holdings Co.
6.13%	04/01/36	115,000	137,744	(h)
Morgan Stanley
3.80%	04/29/16	100,000	92,193
5.50%	07/28/21	144,000	133,381
5.75%	01/25/21	200,000	184,013
Mylan Inc.
7.88%	07/15/20	84,000	87,780	(b,h)
NAK Naftogaz Ukraine
9.50%	09/30/14	100,000	95,500
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	100,590	(b)
Nationwide Mutual Insurance Co.
7.88%	04/01/33	27,000	28,369	(b)
9.38%	08/15/39	12,000	13,980	(b)
Newfield Exploration Co.
5.75%	01/30/22	72,000	71,190
News America Inc.
6.65%	11/15/37	51,000	56,058
Nextel Communications Inc. (Series E)
6.88%	10/31/13	80,000	77,800
Nisource Finance Corp.
6.13%	03/01/22	62,000	70,251
Noble Holding International Ltd.
3.05%	03/01/16	92,000	94,687
Novelis Inc.
8.38%	12/15/17	60,000	59,400
NRG Energy Inc.
7.63%	05/15/19	80,000	72,800	(b)
Occidental Petroleum Corp.
1.75%	02/15/17	58,000	57,564
3.13%	02/15/22	58,000	57,983
Oglethorpe Power Corp.
5.38%	11/01/40	32,000	36,288
ONEOK Partners LP
6.13%	02/01/41	64,000	70,785

Pacific Gas & Electric Co.
5.80%	03/01/37	53,000	61,591
6.05%	03/01/34	34,000	40,580
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100,000	107,250	(b)
PacifiCorp
6.25%	10/15/37	2,000	2,589
PAETEC Holding Corp.
8.88%	06/30/17	46,000	48,300
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	32,000	34,370
Petrobras International Finance Co.
3.88%	01/27/16	56,000	55,552
Petroleos Mexicanos
6.00%	03/05/20	30,000	32,820
8.00%	05/03/19	10,000	12,200
Philip Morris International Inc.
2.50%	05/16/16	60,000	61,856
Pioneer Natural Resources Co.
7.50%	01/15/20	58,000	65,103
Plains All American Pipeline LP
3.95%	09/15/15	68,000	71,555
Protective Life Corp.
8.45%	10/15/39	105,000	121,280
Prudential Financial Inc.
3.00%	05/12/16	60,000	58,714
5.40%	06/13/35	40,000	37,269
QVC Inc.
7.50%	10/01/19	78,000	83,070	(b)
RailAmerica Inc.
9.25%	07/01/17	76,000	82,270
Range Resources Corp.
5.75%	06/01/21	51,000	52,913
Republic Services Inc.
5.25%	11/15/21	64,000	71,739
5.70%	05/15/41	38,000	43,046
Reynolds Group Issuer Inc.
8.75%	10/15/16	167,000	167,418	(b)
Roche Holdings Inc.
6.00%	03/01/19	76,000	92,856	(b)
Schlumberger Investment S.A.
3.30%	09/14/21	58,000	58,058	(b)
Schlumberger Norge AS
1.95%	09/14/16	29,000	28,840	(b)
Seagate HDD Cayman
7.75%	12/15/18	35,000	34,300	(b)
Solutia Inc.
7.88%	03/15/20	46,000	48,415
Southern Copper Corp.
5.38%	04/16/20	65,000	66,300
6.75%	04/16/40	20,000	19,650
Sunoco Logistics Partners Operations LP
4.65%	02/15/22	58,000	57,161
Susser Holdings LLC
8.50%	05/15/16	88,000	91,630
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	132,000	138,369
Texas Instruments Inc.
2.38%	05/16/16	150,000	153,815

Textron Inc.
6.20%	03/15/15	82,000	88,082
The AES Corp.
8.00%	10/15/17	66,000	66,330	(h)
The Coca-Cola Co.
3.30%	09/01/21	126,000	131,434	(b)
The Goldman Sachs Group Inc.
3.63%	02/07/16	111,000	108,067
3.70%	08/01/15	55,000	53,850
5.25%	07/27/21	274,000	270,305
5.95%	01/18/18	44,000	45,300
6.00%	06/15/20	75,000	77,150
6.15%	04/01/18	47,000	48,705
6.75%	10/01/37	62,000	56,714
The Potomac Edison Co.
5.35%	11/15/14	95,000	103,895	(h)
The Procter & Gamble Co.
1.45%	08/15/16	58,000	58,005
Time Warner Cable Inc.
4.00%	09/01/21	44,000	43,028
5.50%	09/01/41	73,000	72,154
6.75%	07/01/18	177,000	205,967
Time Warner Inc.
3.15%	07/15/15	121,000	125,152
5.88%	11/15/16	83,000	93,815
TNK-BP Finance S.A.
7.25%	02/02/20	15,000	15,038	(b)
UBS AG
5.88%	07/15/16	100,000	102,993
UnitedHealth Group Inc.
5.80%	03/15/36	48,000	55,624
Vail Resorts Inc.
6.50%	05/01/19	100,000	98,500	(b)
Verizon Communications Inc.
5.50%	02/15/18	56,000	64,936
Visteon Corp.
6.75%	04/15/19	53,000	47,700	(b)
WellPoint Inc.
2.38%	02/15/17	29,000	28,678
3.70%	08/15/21	58,000	58,336
Williams Partners LP
4.13%	11/15/20	15,000	14,884
Willis Group Holdings PLC
4.13%	03/15/16	61,000	62,007
Windstream Corp.
7.75%	10/01/21	53,000	51,145
7.88%	11/01/17	91,000	92,138	(h)
Woodside Finance Ltd.
4.50%	11/10/14	95,000	100,866	(b)
Wynn Las Vegas LLC
7.88%	05/01/20	70,000	73,325
XL Group Ltd.
5.75%	10/01/21	58,000	57,834
XL Group PLC (Series E)
6.50%	12/29/49	57,000	44,745	(i)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	92,873	102,112	(b,h)
			16,502,893

Non-Agency Collateralized Mortgage Obligations—6.8%
Banc of America Commercial Mortgage Inc.
5.37%	09/10/47	80,000	87,983	(i)
5.68%	07/10/46	60,000	55,978
5.73%	07/10/46	50,000	28,503
5.92%	02/10/51	170,000	178,878
6.39%	02/10/51	60,000	65,945	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	60,000	64,921
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.89%	07/10/44	400,000	431,107	(i)
5.98%	02/10/51	90,000	80,054	(i)
6.44%	02/10/51	70,000	64,339	(i)
Banc of America Mortgage Securities Inc. (Class B1)
4.94%	01/25/36	24,086	216	(h,o)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	50,000	53,930	(i)
5.94%	09/11/38	60,000	57,650	(i)
6.16%	09/11/42	20,000	13,874	(h,o)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.91%	06/11/40	60,000	40,145
Bear Stearns Commercial Mortgage Securities (Class AM)
5.70%	04/12/38	60,000	58,653
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	30,000	32,289	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.32%	10/25/35	71,892	6,169	(h,o)
Credit Suisse Mortgage Capital Certificates (Class C)
5.59%	02/15/39	150,000	116,143	(h)
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.63%	02/25/36	34,143	1,283	(h,o)
DBUBS Mortgage Trust
5.73%	11/10/46	50,000	32,239	(b,h)
Extended Stay America Trust
5.50%	11/05/27	200,000	188,092	(b)
GS Mortgage Securities Corp. II
2.92%	08/10/44	60,000	60,201	(d,i)
Indymac INDA Mortgage Loan Trust (Class B1)
4.65%	01/25/36	18,445	91	(h,o)
5.04%	03/15/46	30,000	32,180	(i)
5.34%	08/12/37	220,000	238,088	(h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.44%	06/12/47	210,000	218,105	(h)
5.79%	02/12/51	130,000	140,138	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	90,000	86,916
6.10%	02/12/51	60,000	53,692	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.69%	04/15/43	40,000	27,577
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.39%	02/12/51	40,000	12,010	(h,o)
LB-UBS Commercial Mortgage Trust
6.31%	04/15/41	40,000	35,702	(i)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.31%	04/15/41	160,000	174,901	(i)

LB-UBS Commercial Mortgage Trust (Class A4)
5.16%	02/15/31	70,000	75,678	(h)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.31%	04/15/41	30,000	20,682	(h,i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	71,598	7,433	(g,h,o,p)
Merrill Lynch Mortgage Trust
5.85%	05/12/39	70,000	47,346	(h)
Merrill Lynch Mortgage Trust (Class AJ)
5.85%	05/12/39	125,000	100,144	(i)
Morgan Stanley Capital I
5.48%	02/12/44	95,000	81,448	(i)
5.62%	12/12/49	50,000	50,800
5.90%	10/15/42	76,000	60,797	(h)
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	100,000	107,376
5.99%	08/12/41	30,000	33,709	(i)
Morgan Stanley Capital I (Class AM)
6.46%	01/11/43	70,000	67,112	(h)
Morgan Stanley Capital I (Class B)
5.90%	10/15/42	50,000	41,060	(h)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	49,660	1	(h,o)
Vornado DP LLC
6.36%	09/13/28	30,000	27,081	(b)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	70,000	68,323	(h,i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36	99,920	1	(h,o)
			3,526,983

Sovereign Bonds—2.0%
Government of Argentina
2.50%	12/31/38	13,737	4,636	(j)
7.40%	08/03/12	54,700	6,438	(d,i)
8.28%	12/31/33	14,477	9,555
Government of Belize
6.00%	02/20/29	38,100	23,051	(j)
Government of Brazil
6.00%	02/20/29	5,000	3,025	(b,j)
8.25%	01/20/34	13,000	18,265
Government of Chile
3.25%	09/14/21	100,000	97,500
Government of Colombia
6.13%	01/18/41	100,000	113,300
Government of Costa Rica
10.00%	08/01/20	12,000	16,170	(b)
Government of El Salvador
7.65%	06/15/35	20,000	19,450	(b,h)
Government of Grenada
4.50%	09/15/25	25,900	15,281	(b,h,j)
Government of Hungary
6.38%	03/29/21	21,000	20,433
7.63%	03/29/41	32,000	31,200
Government of Lebanon
4.00%	12/31/17	4,550	4,448

Government of Mexico
5.75%	10/12/49	10,000	9,850
Government of Panama
6.70%	01/26/36	56,000	67,760
Government of Peruvian
6.55%	03/14/37	41,000	47,560
Government of Poland
5.13%	04/21/21	11,000	10,973
6.38%	07/15/19	7,000	7,700
Government of Turkey
5.63%	03/30/21	100,000	102,250	(h)
Government of Uruguay
6.88%	09/28/25	20,114	23,634
Government of Venezuela
10.75%	09/19/13	14,000	13,755
Government of Vietnam
1.36%	03/12/16	4,696	4,190	(i)
Korea National Oil Corp.
2.88%	11/09/15	100,000	96,713	(b)
Republic of Dominican
7.50%	05/06/21	100,000	97,500	(b,h)
Republic of Lebanese
6.10%	10/04/22	11,000	11,000
Republic of Lebanese
5.15%	11/12/18	11,000	10,877
Russian Foreign Bond - Eurobond
5.00%	04/29/20	100,000	98,250	(b)
United Mexican States
5.13%	01/15/20	20,000	21,650
6.05%	01/11/40	18,000	20,340
			1,026,754

Municipal Bonds and Notes—0.9%
Municipal Electric Authority of Georgia
6.64%	04/01/57	146,000	156,004	(h)
New Jersey State Turnpike Authority
7.10%	01/01/41	30,000	40,161
7.41%	01/01/40	110,000	151,535
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,813
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	40,072
State of California
5.70%	11/01/21	40,000	43,373
			447,958

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	83,122	—	(c,m,o)

Total Bonds and Notes			50,359,844
(Cost $49,399,676)

Other Investments—0.4%
GEI Investment Fund	214,933	(k)
(Cost $221,580)

Total Investments in Securities	50,574,777
(Cost $49,621,256)

Short-Term Investments—11.3%
GE Institutional Money Market Fund Investment Class
0.09%	5,852,443	(d,k)
(Cost $5,852,443)

Total Investments	56,427,220
(Cost $55,473,699)

Liabilities in Excess of Other Assets, net—(9.4)%	(4,850,267)

NET ASSETS—100.0%	$51,576,953

Other Information

The Fund had the following long futures contracts open at September 30,2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Notes Futures	December 2011	8	$1,761,625	$(2,383)
5 Yr. U.S. Treasury Notes Futures	December 2011	18	2,204,719	(128)
30 Yr. U.S. Treasury Bond Futures	December 2011	3	427,875	19,703

				$17,192

The Fund had the following short futures contracts open at September 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra long U.S. Treasury Bond Futures	December 2011	13	$(2,062,125)	$(196,718)
10 Yr. U.S. Treasury Notes Futures	December 2011	36	(4,683,375)	(29,130)

				$(225,848)

				$(208,656)

GEI Total Return Fund

Schedule of Investments—September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Domestic Equity—40.4% †
Advertising—0.5%
Arbitron Inc.	23,800	$787,304
Omnicom Group Inc.	289,047	10,648,491
		11,435,795

Aerospace & Defense—1.0%
Alliant Techsystems Inc.	41,117	2,241,288
Hexcel Corp.	179,079	3,968,391	(a)
Honeywell International Inc.	237,777	10,440,789
Rockwell Collins Inc.	90,021	4,749,508
Teledyne Technologies Inc.	15,100	737,786	(a)
United Technologies Corp.	33,878	2,383,656
		24,521,418

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	134,729	3,342,626

Air Freight & Logistics—0.3%
FedEx Corp.	40,419	2,735,558
United Parcel Service Inc.	58,753	3,710,252
UTi Worldwide Inc.	72,843	949,873
		7,395,683

Apparel Retail—0.1%
Aeropostale Inc.	22,700	245,387	(a)
American Eagle Outfitters Inc.	14,600	171,112
The Buckle Inc.	11,500	442,290
Urban Outfitters Inc.	77,325	1,725,894	(a)
		2,584,683

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	83,310	4,317,957
Maidenform Brands Inc.	20,500	479,905	(a)
		4,797,862

Application Software—0.3%
ACI Worldwide Inc.	13,100	360,774	(a)
Blackbaud Inc.	29,500	656,965
Citrix Systems Inc.	59,139	3,224,850	(a)
Ebix Inc.	10,600	155,820
Parametric Technology Corp.	35,600	547,528	(a)
SS&C Technologies Holdings Inc.	32,800	468,712	(a)
SuccessFactors Inc.	91,664	2,107,355	(a)
		7,522,004

Asset Management & Custody Banks—0.9%
Affiliated Managers Group Inc.	47,872	3,736,410	(a)
Ameriprise Financial Inc.	153,936	6,058,921
Invesco Ltd.	377,253	5,851,194
State Street Corp.	233,181	7,499,101	(e)
		23,145,626

Automotive Retail—0.2%
O’Reilly Automotive Inc.	62,262	4,148,517	(a)

Biotechnology—1.4%
Alexion Pharmaceuticals Inc.	63,402	4,061,532	(a)
Amgen Inc.	179,614	9,869,789	(h)
Cubist Pharmaceuticals Inc.	6,500	229,580	(a)
Gilead Sciences Inc.	385,778	14,968,187	(a)
Human Genome Sciences Inc.	90,680	1,150,729	(a)
Incyte Corp Ltd.	91,276	1,275,126	(a)
Vertex Pharmaceuticals Inc.	77,042	3,431,451	(a)
		34,986,394

Brewers—0.3%
Molson Coors Brewing Co.	175,361	6,946,049

Broadcasting—0.1%
Discovery Communications Inc. (Class A)	23,369	879,142	(a)
Discovery Communications Inc. (Class C)	39,174	1,376,966	(a)
		2,256,108

Cable & Satellite—0.3%
DIRECTV	108,159	4,569,718	(a)
Liberty Global Inc.	111,718	3,866,560	(a)
Sirius XM Radio Inc.	144,463	218,139	(a)
		8,654,417

Casinos & Gaming—0.2%
Las Vegas Sands Corp.	55,084	2,111,921	(a)
Penn National Gaming Inc.	92,033	3,063,779	(a)
		5,175,700

Coal & Consumable Fuels—0.1%
Alpha Natural Resources Inc.	19,805	350,350	(a)
Peabody Energy Corp.	65,947	2,234,284
		2,584,634

Communications Equipment—1.4%
Cisco Systems Inc.	1,016,768	15,749,736	(h)
Juniper Networks Inc.	111,414	1,923,006	(a)
QUALCOMM Inc.	343,475	16,703,189
		34,375,931

Computer Hardware—1.0%
Apple Inc.	63,027	24,024,632	(a)
Hewlett-Packard Co.	66,940	1,502,803
		25,527,435

Computer Storage & Peripherals—0.1%
Synaptics Inc.	120,271	2,874,477	(a)

Construction & Engineering—0.1%
Quanta Services Inc.	159,038	2,988,324	(a)

Construction & Farm Machinery & Heavy Trucks—0.2%
Cummins Inc.	25,367	2,071,469
Deere & Co.	56,000	3,615,920
		5,687,389
Consumer Finance—0.3%
American Express Co.	145,041	6,512,341
Discover Financial Services	56,139	1,287,829
		7,800,170

Data Processing & Outsourced Services—0.6%
Automatic Data Processing Inc.	36,298	1,711,451
Global Cash Access Holdings Inc.	44,100	112,896	(a)
The Western Union Co.	338,776	5,179,885
Visa Inc.	94,764	8,123,170
		15,127,402

Department Stores—0.1%
Macy’s Inc.	102,170	2,689,114

Distributors—0.1%
Genuine Parts Co.	39,272	1,995,018
LKQ Corp.	40,500	978,480	(a)
		2,973,498

Diversified Chemicals—0.1%
EI du Pont de Nemours & Co.	45,321	1,811,480

Diversified Financial Services—1.2%
Bank of America Corp.	555,430	3,399,231
Citigroup Inc.	26,946	690,357
Comerica Inc.	106,143	2,438,105
JPMorgan Chase & Co.	480,768	14,480,732
US BanCorp	45,978	1,082,322
Wells Fargo & Co.	287,858	6,943,135
		29,033,882

Diversified Metals & Mining—0.2%
Compass Minerals International Inc.	5,900	394,002
Freeport-McMoRan Copper & Gold Inc.	89,318	2,719,734
Molycorp Inc.	25,908	851,596	(a)
		3,965,332

Diversified REITs—0.1%
Colonial Properties Trust	22,900	415,864
Excel Trust Inc.	13,820	132,948
Liberty Property Trust	15,730	457,900
Vornado Realty Trust	17,550	1,309,581
		2,316,293

Diversified Support Services—0.0%*
Healthcare Services Group Inc.	36,700	592,338

Drug Retail—0.1%
CVS Caremark Corp.	105,902	3,556,189

Education Services—0.0%*
Lincoln Educational Services Corp.	5,800	46,922

Electric Utilities—0.9%
FirstEnergy Corp.	57,260	2,571,547
IDACORP Inc.	18,500	698,930
ITC Holdings Corp.	114,407	8,858,535
NextEra Energy Inc.	101,420	5,478,708
Southern Co.	112,525	4,767,684
		22,375,404

Electrical Components & Equipment—0.4%
Cooper Industries PLC	159,113	7,338,292
Emerson Electric Co.	78,646	3,248,866
Woodward Governor Co.	18,300	501,420
		11,088,578

Electronic Components—0.0%*
Corning Inc.	39,296	485,699

Environmental & Facilities Services—0.1%
Stericycle Inc.	16,431	1,326,310	(a)

Fertilizers & Agricultural Chemicals—0.4%
Intrepid Potash Inc.	51,315	1,276,204	(a)
Monsanto Co.	133,796	8,033,112
		9,309,316

Food Distributors—0.1%
Spartan Stores Inc.	8,000	123,840
Sysco Corp.	48,398	1,253,508
		1,377,348

Footwear—0.0%*
Deckers Outdoor Corp.	9,600	895,296	(a)

General Merchandise Stores—0.4%
Target Corp.	225,210	11,044,298

Healthcare Distributors—0.1%
Cardinal Health Inc.	23,578	987,447
Owens & Minor Inc.	23,000	655,040
		1,642,487

Healthcare Equipment—0.9%
Baxter International Inc.	44,910	2,521,247
Covidien PLC	312,574	13,784,513
Gen-Probe Inc.	25,120	1,438,120	(a)
Masimo Corp.	128,429	2,780,488
ResMed Inc.	92,373	2,659,419	(a)
Thoratec Corp.	15,400	502,656	(a)
		23,686,443

Healthcare Facilities—0.1%
HCA Holdings Inc.	83,083	1,674,953	(a)

Healthcare Services—0.7%
Bio-Reference Laboratories Inc.	54,200	997,822	(a)
Catalyst Health Solutions Inc.	92,145	5,315,845	(a)
Express Scripts Inc.	193,032	7,155,696	(a)
HMS Holdings Corp.	29,100	709,749	(a)
Mednax Inc.	12,500	783,000	(a)
Omnicare Inc.	101,047	2,569,625
		17,531,737

Healthcare Technology—0.1%
Computer Programs & Systems Inc.	4,200	277,830
MedAssets Inc.	129,640	1,245,840	(a)
		1,523,670

Home Building—0.1%
MDC Holdings Inc.	96,601	1,636,421

Home Entertainment Software—0.2%
Activision Blizzard Inc.	307,986	3,665,033

Home Furnishing Retail—0.2%
Aaron’s Inc.	19,300	487,325
Bed Bath & Beyond Inc.	79,931	4,580,846	(a)
		5,068,171

Home Improvement Retail—0.4%
Home Depot Inc.	177,422	5,831,861
Lowe’s Companies Inc.	184,208	3,562,582
		9,394,443

Hotels, Resorts & Cruise Lines—0.1%
Carnival Corp.	59,009	1,787,973
Hyatt Hotels Corp.	7,000	219,590	(a)
Royal Caribbean Cruises Ltd.	78,421	1,697,030
		3,704,593

Household Products—0.7%
Clorox Co.	61,950	4,109,144
Kimberly-Clark Corp.	47,932	3,403,651
The Procter & Gamble Co.	176,073	11,124,292
		18,637,087

Housewares & Specialties—0.0%*
Jarden Corp.	29,200	825,192

Hypermarkets & Super Centers—0.1%
Wal-Mart Stores Inc.	49,283	2,557,788

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	264,443	3,723,357	(a)
The AES Corp.	736,980	7,192,925	(a)
		10,916,282

Industrial Gases—0.4%
Praxair Inc.	119,609	11,181,049

Industrial Machinery—0.3%
Eaton Corp.	92,011	3,266,391
Harsco Corp.	179,789	3,486,109
Mueller Industries Inc.	7,900	304,861
		7,057,361

Industrial REITs—0.1%
Prologis Inc.	57,510	1,394,618

Integrated Oil & Gas—1.6%
Chevron Corp.	166,035	15,361,558
ConocoPhillips	99,215	6,282,294
Exxon Mobil Corp.	129,561	9,410,015	(h)
Hess Corp.	30,084	1,578,206
Occidental Petroleum Corp.	89,455	6,396,033
		39,028,106

Integrated Telecommunication Services—0.7%
AT&T Inc.	322,557	9,199,326
Verizon Communications Inc.	221,845	8,163,896
Windstream Corp.	92,023	1,072,988
		18,436,210

Internet Retail—0.1%
Amazon.com Inc.	7,727	1,670,809	(a)
HomeAway Inc.	6,873	231,070	(a)
		1,901,879

Internet Software & Services—0.8%
Equinix Inc.	81,788	7,265,228	(a)
Google Inc.	18,092	9,306,163	(a)
MercadoLibre Inc.	37,099	1,994,071
Monster Worldwide Inc.	218,674	1,570,079	(a)
		20,135,541

Investment Banking & Brokerage—0.3%
GFI Group Inc.	47,900	192,558
Raymond James Financial Inc.	24,300	630,828
The Goldman Sachs Group Inc.	59,498	5,625,536
		6,448,922

IT Consulting & Other Services—0.9%
International Business Machines Corp.	127,860	22,379,336	(h)

Life & Health Insurance—0.4%
MetLife Inc.	175,356	4,911,722
Prudential Financial Inc.	132,161	6,193,064
		11,104,786

Life Sciences Tools & Services—0.7%
Bruker Corp.	47,900	648,087	(a)
Covance Inc.	58,862	2,675,278	(a)
Illumina Inc.	69,897	2,860,185	(a)
Mettler-Toledo International Inc.	25,122	3,516,075	(a)
PerkinElmer Inc.	108,909	2,092,142
Thermo Fisher Scientific Inc.	123,194	6,238,544	(a)
		18,030,311

Managed Healthcare—0.0%*
Molina Healthcare Inc.	31,350	484,044	(a)

Movies & Entertainment—0.6%
Liberty Media Corporation - Capital	23,623	1,561,953	(a)
News Corp.	44,910	694,758
The Walt Disney Co.	95,433	2,878,259
Time Warner Inc.	324,156	9,714,955
		14,849,925

Multi-Line Insurance—0.3%
Hartford Financial Services Group Inc.	85,328	1,377,194
HCC Insurance Holdings Inc.	210,564	5,695,756
		7,072,950

Multi-Utilities—0.5%
Dominion Resources Inc.	208,114	10,565,948
Public Service Enterprise Group Inc.	31,437	1,049,053
Xcel Energy Inc.	57,378	1,416,663
		13,031,664

Office Electronics—0.0%*
Zebra Technologies Corp.	11,700	361,998	(a)

Office REITs—0.4%
Alexandria Real Estate Equities Inc.	13,470	826,923
BioMed Realty Trust Inc.	38,400	636,288
Boston Properties Inc.	11,600	1,033,560
Brandywine Realty Trust	34,910	279,629
CommonWealth	33,610	637,582
Coresite Realty Corp.	17,900	256,865
Digital Realty Trust Inc.	27,370	1,509,729
Douglas Emmett Inc.	132,738	2,269,820
Duke Realty Corp.	42,460	445,830
Hudson Pacific Properties Inc.	20,130	234,112
Kilroy Realty Corp.	8,990	281,387
SL Green Realty Corp.	36,326	2,112,357
		10,524,082

Office Services & Supplies—0.0%*
Herman Miller Inc.	6,600	117,876

Oil & Gas Drilling—0.1%
Noble Corp.	86,960	2,552,276
Pioneer Drilling Co.	44,300	318,074	(a)
		2,870,350

Oil & Gas Equipment & Services—0.9%
Dril-Quip Inc.	2,900	156,339	(a)
Halliburton Co.	22,455	685,327
McDermott International Inc.	177,332	1,908,092	(a)
National Oilwell Varco Inc.	32,386	1,658,811
Oil States International Inc.	11,800	600,856	(a)
Schlumberger Ltd.	256,412	15,315,489
Weatherford International Ltd.	143,919	1,757,251	(a)
		22,082,165

Oil & Gas Exploration & Production—0.9%
Anadarko Petroleum Corp.	116,913	7,371,365
Apache Corp.	70,964	5,694,152
Forest Oil Corp.	74,361	1,070,798	(a)
Pioneer Natural Resources Co.	33,966	2,233,944
Quicksilver Resources Inc.	188,383	1,427,943	(a)
SM Energy Co.	10,800	655,020
Southwestern Energy Co.	91,853	3,061,461	(a)
Ultra Petroleum Corp.	30,400	842,688	(a)
		22,357,371

Oil & Gas Refining & Marketing—0.1%
Marathon Petroleum Corp.	58,383	1,579,844

Oil & Gas Storage & Transportation—0.4%
El Paso Corp.	330,866	5,783,538
Spectra Energy Corp.	150,938	3,702,509
		9,486,047

Packaged Foods & Meats—1.0%
ConAgra Foods Inc.	132,484	3,208,762
Kellogg Co.	45,978	2,445,570
Kraft Foods Inc.	419,225	14,077,576
McCormick & Company Inc.	51,736	2,388,134	(h)
Mead Johnson Nutrition Co.	36,175	2,489,925
Smithfield Foods Inc.	13,200	257,400	(a)
		24,867,367

Paper Packaging—0.0%*
Packaging Corporation of America	33,500	780,550

Personal Products—0.1%
Avon Products Inc.	73,749	1,445,480

Pharmaceuticals—1.8%
Bristol-Myers Squibb Co.	308,622	9,684,558
Hospira Inc.	30,545	1,130,165	(a)
Johnson & Johnson	234,629	14,948,214
Merck & Company Inc.	99,920	3,268,383
Pfizer Inc.	924,378	16,343,003
		45,374,323

Precious Metals & Minerals—0.0%*
Stillwater Mining Co.	100,925	857,863	(a)

Property & Casualty Insurance—0.8%
ACE Ltd.	229,291	13,895,035
Chubb Corp.	106,083	6,363,919
		20,258,954

Publishing—0.0%*
John Wiley & Sons Inc.	5,000	222,100

Rail Roads—0.1%
Genesee & Wyoming Inc.	20,200	939,704	(a)
Union Pacific Corp.	25,409	2,075,153
		3,014,857

Real Estate Services—0.1%
CBRE Group Inc. (REIT)	209,985	2,826,398	(a)

Regional Banks—0.1%
Cullen Frost Bankers Inc.	9,900	454,014
Fulton Financial Corp.	18,000	137,700
Prosperity Bancshares Inc.	14,300	467,324
Sterling Bancorp	9,500	68,970
SVB Financial Group	11,200	414,400	(a)
Westamerica Bancorp.	7,300	279,736
Zions Bancorp.	79,715	1,121,590
		2,943,734

Reinsurance—0.2%
PartnerRe Ltd.	50,523	2,640,837
RenaissanceRe Holdings Ltd.	26,946	1,719,155
		4,359,992

Research & Consulting Services—0.3%
FTI Consulting Inc.	47,903	1,763,309	(a)
IHS Inc.	47,073	3,521,531	(a)
Nielsen Holdings N.V.	67,365	1,756,879	(a)
Resources Connection Inc.	8,500	83,130
		7,124,849

Residential REITs—0.2%
American Campus Communities Inc.	9,680	360,193
AvalonBay Communities Inc.	3,550	404,877
BRE Properties Inc.	3,100	131,254
Camden Property Trust	10,790	596,255
Equity Residential	35,710	1,852,278
Essex Property Trust Inc.	6,160	739,446
Home Properties Inc.	3,990	226,472
UDR Inc.	13,680	302,875
		4,613,650

Restaurants—0.3%
Cracker Barrel Old Country Store Inc.	20,000	801,600
McDonald’s Corp.	79,856	7,012,954
The Wendy’s Co.	36,000	165,240
		7,979,794

Retail REITs—0.4%
Acadia Realty Trust	9,170	171,479
DDR Corp.	10,340	112,706
Federal Realty Investment Trust	4,010	330,464
General Growth Properties Inc.	27,010	326,821
Kimco Realty Corp.	51,220	769,837
National Retail Properties Inc.	25,720	691,096
Realty Income Corp.	11,070	356,897
Regency Centers Corp.	8,560	302,425	(a)
Simon Property Group Inc.	36,044	3,964,119
Tanger Factory Outlet Centers	11,260	292,873
Taubman Centers Inc.	4,060	204,259
The Macerich Co.	32,150	1,370,555
		8,893,531

Security & Alarm Services—0.3%
Corrections Corporation of America	301,331	6,837,201	(a)

Semiconductor Equipment—0.1%
KLA-Tencor Corp.	26,619	1,018,975
Rudolph Technologies Inc.	52,200	349,218	(a)
		1,368,193

Semiconductors—1.1%
Altera Corp.	48,690	1,535,196
Cree Inc.	36,616	951,284	(a)
Hittite Microwave Corp.	65,380	3,184,006	(a)
Intel Corp.	340,419	7,261,138
Marvell Technology Group Ltd.	201,757	2,931,529	(a)
Microchip Technology Inc.	135,993	4,230,742
Microsemi Corp.	37,300	596,054	(a)
Semtech Corp.	19,300	407,230	(a)
Texas Instruments Inc.	279,089	7,437,721
		28,534,900

Soft Drinks—0.8%
Coca-Cola Enterprises Inc.	96,236	2,394,352
PepsiCo Inc.	306,495	18,972,040
		21,366,392

Specialized Consumer Services—0.0%*
Matthews International Corp.	2,900	89,204

Specialized Finance—0.4%
CBOE Holdings Inc.	73,767	1,805,078
CME Group Inc.	28,313	6,976,323
MSCI Inc.	49,308	1,495,512	(a)
		10,276,913

Specialized REITs—0.5%
CubeSmart	26,900	229,457	(a)
DiamondRock Hospitality Co.	30,070	210,189
Entertainment Properties Trust	3,750	146,175
HCP Inc.	36,550	1,281,443
Healthcare Inc.	28,090	1,314,612
Host Hotels & Resorts Inc.	54,920	600,825
LaSalle Hotel Properties	11,310	217,152
Omega Healthcare Investors Inc.	34,200	544,806
Pebblebrook Hotel Trust	4,480	70,112
Public Storage	29,999	3,340,389
Rayonier Inc.	28,249	1,039,281
RLJ Lodging Trust	12,830	163,839
Sabra Healthcare REIT Inc.	20,201	192,718
Senior Housing Properties Trust	8,340	179,644
Sunstone Hotel Investors Inc.	38,200	217,358	(a)
Ventas Inc.	33,700	1,664,780
		11,412,780

Specialty Chemicals—0.2%
Albemarle Corp.	12,148	490,779
Celanese Corp.	29,565	961,750
Cytec Industries Inc.	32,968	1,158,496
Nalco Holding Co.	73,574	2,573,619
Sensient Technologies Corp.	15,700	511,035
		5,695,679

Specialty Stores—0.1%
Dick’s Sporting Goods Inc.	57,784	1,933,453	(a)

Steel—0.4%
Allegheny Technologies Inc.	269,605	9,972,689
Commercial Metals Co.	40,300	383,253
Steel Dynamics Inc.	78,902	782,708
		11,138,650

Systems Software—1.4%
MICROS Systems Inc.	18,800	825,508	(a)
Microsoft Corp.	810,140	20,164,385	(h)
Oracle Corp.	367,562	10,563,732
Rovi Corp.	109,339	4,699,390	(a)
		36,253,015

Thrifts & Mortgage Finance—0.2%
BankUnited Inc.	77,832	1,615,792
People’s United Financial Inc.	288,805	3,292,377
		4,908,169

Tobacco—0.2%
Philip Morris International Inc.	75,971	4,739,071

Trading Companies & Distributors—0.1%
Applied Industrial Technologies Inc.	24,000	651,840
MSC Industrial Direct Co.	51,000	2,879,460
RSC Holdings Inc.	23,500	167,555	(a)
		3,698,855

Trucking—0.0%*
Old Dominion Freight Line Inc.	26,450	766,256	(a)

Water Utilities—0.1%
American Water Works Company Inc.	53,238	1,606,723

Wireless Telecommunication Services—0.6%
American Tower Corp.	161,147	8,669,709	(a)
NII Holdings Inc.	273,875	7,380,931	(a)
		16,050,640

Total Domestic Equity		1,015,386,212
(Cost $1,052,130,210)

Foreign Equity—21.6%

Common Stock—21.1%

Advertising—0.1%
WPP PLC	342,771	3,171,659

Aerospace & Defense—0.5%
CAE Inc.	284,869	2,687,263
European Aeronautic Defence and Space Company N.V.	109,424	3,080,261
Safran S.A.	195,270	5,982,187
		11,749,711

Agricultural Products—0.0%*
China Agri-Industries Holdings Ltd.	701,483	440,808
Cosan SA Industria e Comercio	32,490	419,548
		860,356

Airlines—0.1%
International Consolidated Airlines Group S.A.	515,136	1,215,440	(a)

Apparel Retail—0.0%*
Belle International Holdings Ltd.	288,911	499,715

Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	60,641	3,695,737
China Dongxiang Group Co.	3,056,749	524,698
LVMH Moet Hennessy Louis Vuitton S.A.	18,123	2,395,726
Ports Design Ltd.	349,154	540,685
		7,156,846

Application Software—0.4%
Autonomy Corporation PLC	116,232	4,593,986	(a)
SAP AG	80,993	4,127,103
		8,721,089

Automobile Manufacturers—0.8%
Daimler AG	34,099	1,518,741
Hyundai Motor Co.	29,728	5,196,981
Kia Motors Corp.	9,477	565,134
Mahindra & Mahindra Ltd.	45,564	743,591
Suzuki Motor Corp.	428,495	9,451,416
Toyota Motor Corp.	85,665	2,938,429
		20,414,292

Brewers—0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	49,868	575,243
Carlsberg A/S	19,824	1,176,524
		1,751,767

Broadcasting—0.0%*
Zee Entertainment Enterprises Ltd.	397,475	946,333

Building Products—0.2%
Daikin Industries Ltd.	132,500	3,797,568

Casinos & Gaming—0.1%
Genting Bhd	373,698	1,056,878
Sands China Ltd.	214,395	501,785	(a)
		1,558,663

Coal & Consumable Fuels—0.0%*
Adaro Energy Tbk PT	2,662,303	512,578
Coal India Ltd.	82,876	560,845
		1,073,423

Commodity Chemicals—0.0%*
LG Chem Ltd.	1,460	386,994	(a)

Communications Equipment—0.2%
HTC Corp.	28,220	619,623
Telefonaktiebolaget LM Ericsson	406,894	3,903,102
		4,522,725

Construction & Engineering—0.3%
China State Construction International Holdings Ltd.	1,542,354	810,788
Doosan Heavy Industries and Construction Company Ltd.	14,249	664,923
Larsen & Toubro Ltd.	111,322	3,066,576
Vinci S.A.	73,517	3,157,876
		7,700,163

Construction & Farm Machinery & Heavy Trucks—0.1%
First Tractor Company Ltd.	702,416	414,489
Sany Heavy Equipment International Holdings Company Ltd.	1,423,339	1,138,094
United Tractors Tbk PT	400,210	988,935
		2,541,518

Department Stores—0.0%*
Golden Eagle Retail Group Ltd.	249,011	510,277

Distillers & Vintners—0.4%
Diageo PLC	386,672	7,364,957
Diageo PLC ADR	24,752	1,879,419
		9,244,376

Diversified Banks—0.0%*
Sberbank of Russia.ADR	98,760	877,976	(a)

Diversified Capital Markets—0.1%
Credit Suisse Group AG	113,479	2,962,539

Diversified Financial Services—2.1%
Axis Bank Ltd.	40,316	842,742
Banco Santander S.A.	603,222	4,939,057
Bank of China Ltd.	10,115,331	3,128,942
Bank Rakyat Indonesia Persero Tbk PT	2,216,552	1,451,329
BNP Paribas	148,277	5,853,976
Credicorp Ltd.	13,531	1,247,558
Grupo Financiero Banorte SAB de C.V.	171,377	507,944
HSBC Holdings PLC	1,364,739	10,442,209
ICICI Bank Ltd.	156,625	2,761,220
ING Groep N.V.	592,129	4,182,871	(a)
Kasikornbank PCL	372,047	1,412,563
KB Financial Group Inc.	10,926	361,018
Lloyds Banking Group PLC	7,085,229	3,799,824	(a)
Metropolitan Bank & Trust	621,666	929,130
Standard Bank Group Ltd.	59,028	678,310
Standard Chartered PLC	199,460	3,975,336
United Overseas Bank Ltd.	444,717	5,739,576
VTB Bank OJSC GDR	113,626	470,184
		52,723,789

Diversified Metals & Mining—1.0%
Anglo American PLC	24,680	848,392
Antofagasta PLC	137,686	1,963,948
BHP Billiton PLC	300,944	8,031,142
Eurasian Natural Resources Corporation PLC	26,959	238,685
First Quantum Minerals Ltd.	43,225	578,656
Lynas Corporation Ltd.	2,754,956	2,831,879	(a)
Rio Tinto PLC	199,295	8,829,288
Xstrata PLC	87,510	1,103,914
		24,425,904

Diversified Real Estate Activities—0.3%
Sumitomo Realty & Development Company Ltd. (REIT)	192,000	3,693,216
Wharf Holdings Ltd.	596,294	2,950,486
		6,643,702

Diversified Support Services—0.2%
Aggreko PLC	82,116	2,064,252
Brambles Ltd.	518,790	3,212,099
		5,276,351

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	1,178,252	2,370,797
Reliance Infrastructure Ltd.	58,666	444,685
		2,815,482

Electrical Components & Equipment—0.1%
Schneider Electric S.A.	27,360	1,466,316
Zhuzhou CSR Times Electric Company Ltd.	687,195	1,126,716
		2,593,032

Electronic Components—0.1%
Delta Electronics Inc.	1,251,000	2,930,343

Electronic Equipment & Instruments—0.1%
Elster Group SE ADR	15,000	224,250	(a)
Hexagon AB	214,556	2,787,145
Wasion Group Holdings Ltd.	321,827	92,995
		3,104,390

Electronic Manufacturing Services—0.0%*
Hon Hai Precision Industry Company Ltd.	264,458	589,325

Fertilizers & Agricultural Chemicals—0.7%
Potash Corporation of Saskatchewan Inc. ††	26,946	1,164,606
Potash Corporation of Saskatchewan Inc. ††	200,392	8,749,902
Sociedad Quimica y Minera de Chile S.A. ADR	43,914	2,099,528
Syngenta AG	21,848	5,665,717
		17,679,753

Food Retail—0.3%
Koninklijke Ahold N.V.	124,742	1,469,123
Magnit OJSC GDR	33,376	638,149
Shoprite Holdings Ltd.	67,247	945,799
Tesco PLC	656,317	3,840,480
		6,893,551

Gold—0.3%
Barrick Gold Corp.	13,242	617,739
Kinross Gold Corp.	390,127	5,829,161
		6,446,900

Gold Mining—0.0%*
Goldcorp Inc.	11,112	512,599	(a)

Healthcare Services—0.3%
Diagnosticos da America S.A.	59,497	512,516
Fresenius SE & Company KGAA	64,431	5,735,402
		6,247,918

Healthcare Supplies—0.3%
Cie Generale d’Optique Essilor International S.A.	98,840	7,118,219
Shandong Weigao Group Medical Polymer Company Ltd.	518,967	576,417
		7,694,636

Heavy Electrical Equipment—0.0%*
Dongfang Electric Corporation Ltd.	153,758	396,202

Home Building—0.0%*
MRV Engenharia e Participacoes S.A.	48,025	249,148

Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	59,455	1,585,477
Minor International PCL	993,864	329,316
		1,914,793

Household Appliances—0.0%*
Techtronic Industries Co.	549,997	369,197

Household Products—0.6%
Reckitt Benckiser Group PLC	144,319	7,304,852
Unicharm Corp.	154,500	7,415,166
		14,720,018

Human Resource & Employment Services—0.1%
The Capita Group PLC	197,503	2,160,967

Hypermarkets & Super Centers—0.2%
Metro AG	96,836	4,116,541

Industrial Conglomerates—0.6%
Chongqing Machinery & Electric Company Ltd.	1,668,541	240,324
Hutchison Whampoa Ltd.	504,054	3,731,495
Koninklijke Philips Electronics N.V.	136,037	2,444,323
Siemens AG	81,286	7,323,978
Siemens AG ADR	26,521	2,381,320
		16,121,440

Industrial Gases—0.5%
Linde AG	77,498	10,385,370
OCI Materials Company Ltd.	16,683	961,911
		11,347,281

Industrial Machinery—0.4%
FANUC Corp.	36,800	5,072,336
Mitsubishi Heavy Industries Ltd.	341,000	1,439,134	(a)
SMC Corp.	25,600	3,744,179
		10,255,649

Integrated Oil & Gas—1.9%
BG Group PLC	237,399	4,538,824
Cenovus Energy Inc.	25,689	795,532
China Petroleum & Chemical Corp.	1,670,472	1,607,055
ENI S.p.A.	77,104	1,358,444
Gazprom OAO ADR	186,324	1,779,394
Lukoil OAO ADR	26,250	1,317,487
Petroleo Brasileiro S.A. ADR	375,342	7,777,087
Royal Dutch Shell PLC	525,056	16,206,000
Suncor Energy Inc. ††	163,717	4,164,960
Suncor Energy Inc. ††	219,843	5,645,601
Total S.A.	39,532	1,746,667
		46,937,051

Integrated Telecommunication Services—0.3%
China Unicom Hong Kong Ltd.	562,899	1,146,237
Telefonica S.A.	181,702	3,487,350
Telefonica S.A. ADR	94,376	1,804,469
		6,438,056

Internet Software & Services—0.6%
Baidu Inc. ADR	146,637	15,676,962	(a)
Tencent Holdings Ltd.	13,756	284,730
		15,961,692

Investment Banking & Brokerage—0.0%*
Egyptian Financial Group-Hermes Holding	258,826	728,704

IT Consulting & Other Services—0.2%
Cap Gemini S.A.	87,795	2,923,304
HCL Technologies Ltd.	91,617	756,958
Infosys Technologies Ltd.	12,706	652,668
		4,332,930

Life & Health Insurance—0.7%
AIA Group Ltd.	2,166,941	6,166,264
Ping An Insurance Group Co.	44,805	249,470
Prudential PLC	836,788	7,178,991
Sony Financial Holdings Inc.	271,000	4,140,232
		17,734,957

Life Sciences Tools & Services—0.0%*
ICON PLC ADR	22,100	355,368	(a)

Marine—0.0%*
AP Moller - Maersk A/S	134	788,331

Marine Ports & Services—0.0%*
Mundra Port and Special Economic Zone Ltd.	340,583	1,137,692

Multi-Line Insurance—0.3%
AXA S.A.	310,327	4,043,192
Porto Seguro S.A.	30,211	284,818
Zurich Financial Services AG	13,516	2,809,553
		7,137,563

Multi-Utilities—0.3%
National Grid PLC	798,880	7,910,376

Oil & Gas Drilling—0.0%*
China Oilfield Services Ltd.	575,868	736,907

Oil & Gas Equipment & Services—0.1%
Cie Generale de Geophysique - Veritas	48,159	849,484	(a)
Gasfrac Energy Services Inc.	162,009	1,166,036	(a)
		2,015,520

Oil & Gas Exploration & Production—0.2%
Afren PLC	1,726,102	2,163,200	(a)
Canadian Natural Resources Ltd.	97,067	2,866,227
CNOOC Ltd.	480,131	769,886
Pacific Rubiales Energy Corp.	22,241	473,826
		6,273,139

Packaged Foods & Meats—0.7%
Nestle S.A.	210,890	11,585,774
Nestle S.A. ADR	22,455	1,237,271
Unilever N.V., CVA	124,301	3,940,272
		16,763,317

Pharmaceuticals—0.9%
Bayer AG	66,855	3,694,686
Lijun International Pharmaceutical Holding Ltd.	1,161,041	109,066
Novartis AG	162,941	9,083,117
Novartis AG ADR	132,696	7,400,455
Teva Pharmaceutical Industries Ltd. ADR	68,620	2,554,036
		22,841,360

Precious Metals & Minerals—0.0%*
Aquarius Platinum Ltd.	258,275	708,810

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A. (REIT)	42,470	720,703

Regional Banks—0.2%
The Bank of Yokohama Ltd.	785,948	3,943,854

Restaurants—0.1%
Arcos Dorados Holdings Inc.	105,175	2,439,008

Security & Alarm Services—0.0%*
G4S PLC ††	185,847	768,156
G4S PLC ††	112,964	458,715
		1,226,871

Semiconductors—0.8%
Samsung Electronics Company Ltd.	17,143	11,970,209
Taiwan Semiconductor Manufacturing Company Ltd.	3,825,433	8,610,136
Taiwan Semiconductor Manufacturing Company Ltd. ADR	19,453	222,348
		20,802,693

Specialized Finance—0.1%
Deutsche Boerse AG	51,892	2,628,287

Specialty Chemicals—0.1%
Neo Material Technologies Inc.	121,824	745,873	(a)
Novozymes A/S	8,128	1,157,366
		1,903,239

Steel—0.3%
Mechel ADR	50,393	513,505
Mechel Preference ADR	131,062	524,248
Tata Steel Ltd.	41,509	349,573
ThyssenKrupp AG	103,995	2,559,021
Vale S.A. ADR	199,699	4,193,679
		8,140,026

Thrifts & Mortgage Finance—0.0%*
Housing Development Finance Corp.	73,480	958,239

Tobacco—0.0%*
ITC Ltd.	60,065	241,595

Trading Companies & Distributors—0.2%
Mitsubishi Corp.	284,000	5,785,883

Wireless Telecommunication Services—1.0%
America Movil SAB de C.V. ADR	222,532	4,913,506
Millicom International Cellular S.A. SDR	8,288	825,089
Mobile Telesystems OJSC ADR	105,022	1,291,771
MTN Group Ltd.	216,312	3,549,381
Softbank Corp.	185,698	5,437,056
Vodafone Group PLC	3,256,519	8,384,343
		24,401,146

Total Common Stock		531,885,658
(Cost $606,778,722)

Preferred Stock—0.5%

Automobile Manufacturers—0.3%
Volkswagen AG	46,742	6,177,444

Diversified Financial Services—0.1%
Itau Unibanco Holding S.A.	90,615	1,418,109

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.	101,794	1,047,416

Steel—0.1%
Vale S.A.	132,921	2,809,153

Total Preferred Stock		11,452,122
(Cost $11,500,884)

Total Foreign Equity		543,337,780
(Cost $618,279,606)

		Principal Amount	Fair Value
Bonds and Notes—32.7%
U.S. Treasuries—5.6%
U.S. Treasury Bonds
3.75%	08/15/41	$21,546,400	$25,084,750	(h)
4.38%	05/15/41	23,170,700	29,933,764	(h)
U.S. Treasury Notes
0.20%	12/31/12	614,300	617,539	(d)
0.25%	06/30/13 - 08/31/13	18,828,900	18,819,432	(d,h)
0.95%	08/31/16	56,057,100	56,197,243	(d)
2.13%	08/15/21	10,633,900	10,821,695
			141,474,423

Agency Mortgage Backed—12.6%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	27,341	29,124	(h)
5.00%	07/01/35 - 06/01/41	5,004,190	5,463,577	(h)
5.50%	05/01/20 - 04/01/39	2,638,774	2,912,083	(h)
6.00%	04/01/17 - 11/01/37	2,660,989	2,970,790	(h)
6.50%	06/01/29 - 03/01/30	4,220	4,790	(h)
7.00%	06/01/29 - 08/01/36	139,135	160,137	(h)
7.50%	01/01/28 - 09/01/33	18,032	20,968	(h)
8.00%	01/01/30 - 11/01/30	10,961	12,991	(h)
9.00%	10/01/25	354	432	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	102,977	109,584	(h)
4.50%	05/01/18 - 08/01/41	84,380,683	90,102,576	(h)
5.00%	07/01/20 - 06/01/41	9,440,272	10,308,477	(h)
5.32%	03/01/37	9,970	10,029	(i)
5.47%	04/01/37	4,330	4,605	(i)
5.50%	04/01/14 - 01/01/39	23,454,040	25,621,996	(h)
6.00%	09/01/19 - 08/01/35	4,907,171	5,463,873	(h)
6.50%	09/01/17 - 08/01/36	410,185	456,705	(h)
7.00%	04/01/17 - 12/01/33	6,621	7,423	(h)
7.50%	09/01/13 - 03/01/34	41,570	47,489	(h)
8.00%	12/01/12 - 11/01/33	13,784	16,058	(h)
8.50%	06/01/30	34	34	(h)
9.00%	04/01/16 - 12/01/22	3,513	3,840	(h)
4.00%	TBA	74,590,000	78,179,644	(c)
4.50%	TBA	19,065,000	20,223,794	(c)
5.00%	TBA	13,535,000	14,558,584	(c)
5.50%	TBA	9,600,000	10,401,000	(c)
6.00%	TBA	10,767,000	11,797,792	(c)
6.50%	TBA	5,044,000	5,559,434	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	12,199,894	13,246,196	(h)
6.00%	04/15/27 - 09/15/36	369,260	416,930	(h)
6.50%	04/15/24 - 09/15/36	279,668	323,096	(h)
7.00%	03/15/12 - 10/15/36	227,245	265,399	(h)
8.00%	03/15/30	3,121	3,371	(h)
9.00%	11/15/16 - 12/15/21	8,666	9,771	(h)
4.50%	TBA	15,680,000	16,995,649	(c)
			315,708,241

Agency Collateralized Mortgage Obligations—0.7%
Fannie Mae Whole Loan
0.99%	08/25/43	3,002,957	58,779	(g)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	255,712	2,107	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24	1,385,646	156,191	(g,p)
5.00%	02/15/38	471,056	41,154	(g,p)
5.00%	05/15/38	644,144	731,119
5.50%	04/15/17	9,171	142	(g,h,p)
6.37%	08/15/25	3,748,044	778,893	(g,i)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980 IO)
7.50%	07/15/27	3,036	658	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	32,468	4,617	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	28,428	2,008	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	12,661	630	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%**	10/15/16	235	—	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	2,707	16	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	34,265	2,708	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	33,028	1,523	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	6,477	117	(g,h,p)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	2,074	412	(g,h,p)
Federal Home Loan Mortgage STRIPS
3.02%	08/01/27	520	462	(d,f,h)
Federal National Mortgage Assoc. (Class 1IO2)
1.08%	11/25/33	1,333,884	39,125	(g,i)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	650,281	736,827
5.00%	02/25/40 - 09/25/40	5,134,316	854,998	(g,p)
5.77%	07/25/38	1,740,594	204,700	(g)
5.77%	01/25/41	2,817,512	452,271	(g,i)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	735,425	817,614
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	502,476	571,895
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
12.40%	05/25/22	2	48	(g,h)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	27,446	1,429	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	772,707	53,104	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.22%	12/25/42	125,962	3,376	(g,h)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	7,657	218	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.09%	03/25/31	24,322	26,958	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	518,401	586,236

Federal National Mortgage Assoc. STRIPS
5.00%	05/25/38	575,004	57,284	(g,p)
6.00%	01/01/35	552,322	96,249	(g,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	813,851	92,151	(g,p)
5.00%	03/25/38	604,879	62,325	(g,p)
5.50%	12/01/33	164,926	23,006	(g,p)
7.50%	11/01/23	9,404	1,674	(g,h,p)
8.00%	08/01/23 - 07/01/24	4,280	843	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	943,971	100,330	(g,p)
Government National Mortgage Assoc.
0.00%	02/20/40 - 01/20/41	10,430,487	1,921,611	(g,i,p)
4.50%	04/16/34 - 08/16/39	19,172,358	2,852,260	(g,p)
4.50%	11/20/39	1,866,468	2,061,606
5.00%	12/20/35 - 09/20/38	6,435,971	791,761	(g,p)
6.02%	02/20/40	2,983,667	662,088	(g,i)
6.37%	08/20/40 - 03/20/41	8,194,621	1,662,308	(g,i)
Government National Mortgage Assoc. (Class IC)
6.02%	04/16/37	1,737,124	331,172	(g)
Vendee Mortgage Trust
0.38%	04/15/40	6,230,998	124,620	(g,i)
0.58%	09/15/46	13,676,332	363,019	(g,i)
Vendee Mortgage Trust (Class IO)
0.85%	05/15/33	2,081,420	56,752	(g,i)
			17,391,394

Asset Backed—0.3%
Bear Stearns Asset Backed Securities Trust
5.89%	01/25/34	2,831	2,051	(d,o)
Bear Stearns Asset Backed Securities Trust (Class 2A2)
5.00%	02/25/36	830,738	788,268	(d,h)
Capital One Multi-Asset Execution Trust (Class B)
1.52%	01/15/19	500,000	478,249	(d)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	1,116,082	984,163	(h,j)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	3,750,000	3,065,254	(h)
Countrywide Asset-Backed Certificates (Class M1T4)
1.28%	06/26/33	586,601	267,850	(h)
Hertz Vehicle Financing LLC
2.60%	02/25/15	1,500,000	1,516,039	(b)
Indymac Seconds Asset Backed Trust (Class A)
1.00%	02/25/37	1,135,959	529,999	(d,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	3,473	3,461	(h,o)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	700,000	559,556
Residential Asset Securities Corp.
10.00%	07/25/32	4,026	2,292	(d,h,o)
			8,197,182

Corporate Notes—10.5%
Advanced Micro Devices Inc.
7.75%	08/01/20	843,000	826,140
AES El Salvador Trust
6.75%	02/01/16	200,000	195,000	(b)

AES Gener S.A.
5.25%	08/15/21	88,000	85,182	(b)
AES Panama S.A.
6.35%	12/21/16	443,000	474,010	(b)
Agilent Technologies Inc.
5.50%	09/14/15	909,000	994,711	(h)
Air Jamaica Ltd.
9.38%	07/08/15	188,571	194,229
Allergan Inc.
3.38%	09/15/20	1,590,000	1,632,928
Alliance One International Inc.
10.00%	07/15/16	821,000	677,325	(h)
Alpha Natural Resources Inc.
6.00%	06/01/19	889,000	828,992
ALROSA Finance S.A.
7.75%	11/03/20	200,000	188,500	(b)
America Movil SAB de C.V.
2.38%	09/08/16	667,000	644,989
6.13%	03/30/40	571,000	593,840
American Axle & Manufacturing Inc.
7.88%	03/01/17	865,000	813,100
American International Group Inc.
5.85%	01/16/18	1,481,000	1,467,227	(h)
Amgen Inc.
2.30%	06/15/16	701,000	717,723
4.10%	06/15/21	927,000	997,804
5.65%	06/15/42	1,072,000	1,296,418
Amsted Industries Inc.
8.13%	03/15/18	694,000	718,290	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	476,000	520,648
6.20%	03/15/40	1,612,000	1,678,215
6.45%	09/15/36	286,000	302,528
6.95%	06/15/19	1,183,000	1,372,308
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	1,433,000	1,534,284	(h)
5.38%	11/15/14	1,296,000	1,448,156
AON Corp.
3.13%	05/27/16	1,205,000	1,205,333
ArcelorMittal
5.50%	03/01/21	1,541,000	1,380,813
6.75%	03/01/41	1,699,000	1,468,283
Arch Coal Inc.
7.00%	06/15/19	893,000	848,350	(b)
Archer-Daniels-Midland Co.
5.77%	03/01/41	1,963,000	2,459,482
Arizona Public Service Co.
6.25%	08/01/16	370,000	427,225	(h)
AT&T Inc.
2.95%	05/15/16	844,000	870,924
3.88%	08/15/21	667,000	686,116
5.55%	08/15/41	572,000	615,825
5.60%	05/15/18	476,000	550,380
6.40%	05/15/38	2,084,000	2,418,761	(h)
6.70%	11/15/13	784,000	870,924
Baker Hughes Inc.
3.20%	08/15/21	1,907,000	1,921,760	(b)

Banco de Credito del Peru
4.75%	03/16/16	557,000	537,505	(b)
Banco do Brasil S.A.
5.88%	01/26/22	1,004,000	956,310	(b)
BanColombia S.A.
5.95%	06/03/21	675,000	653,062	(b)
6.13%	07/26/20	170,000	166,388
Bank of America Corp.
3.75%	07/12/16	2,000,000	1,819,622
5.42%	03/15/17	4,000,000	3,475,052
5.63%	07/01/20	1,190,000	1,096,064	(h)
6.50%	08/01/16	1,040,000	1,032,768	(h)
Banque Centrale de Tunisie S.A.
7.38%	04/25/12	600,000	615,000
Boise Paper Holdings LLC
8.00%	04/01/20	1,158,000	1,173,922	(h)
Bombardier Inc.
7.75%	03/15/20	1,251,000	1,332,315	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	473,000	488,741	(h)
4.50%	10/01/20	773,000	837,259	(h)
Braskem Finance Ltd.
5.75%	04/15/21	200,000	182,520	(b)
Calpine Corp.
7.25%	10/15/17	1,419,000	1,369,335	(b,h)
Capex S.A.
10.00%	03/10/18	185,000	151,700	(b)
Cargill Inc.
5.20%	01/22/13	2,235,000	2,353,540	(b,h)
Case New Holland Inc.
7.88%	12/01/17	507,000	539,955
Caterpillar Inc.
3.90%	05/27/21	1,506,000	1,624,238	(h)
CCO Holdings LLC
7.88%	04/30/18	2,140,000	2,177,450	(h)
8.13%	04/30/20	739,000	768,560
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	136,000	152,320	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	770,000	826,021	(b)
CenturyLink Inc.
5.15%	06/15/17	978,000	918,197
CenturyLink Inc. (Series G)
6.88%	01/15/28	743,000	643,322
Chesapeake Energy Corp.
6.13%	02/15/21	787,000	792,902
Chesapeake Midstream Partners LP
5.88%	04/15/21	1,277,000	1,213,150	(b,h)
Chrysler Group LLC
8.00%	06/15/19	800,000	624,000	(b)
Cincinnati Bell Inc.
8.25%	10/15/17	1,065,000	1,033,050
Cinemark USA Inc.
7.38%	06/15/21	698,000	659,610
Citigroup Inc.
5.00%	09/15/14	4,257,000	4,175,091	(h)
CityCenter Holdings LLC
7.63%	01/15/16	843,000	792,420	(b)

Comision Federal de Electricidad
4.88%	05/26/21	1,275,000	1,281,375	(b)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	528,000	663,336	(h)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	1,505,000	1,817,483
Corp Nacional del Cobre de Chile
3.75%	11/04/20	871,000	865,875	(b,h)
5.63%	09/21/35	134,000	151,705	(b,h)
Credit Suisse AG
2.60%	05/27/16	1,009,000	1,038,796	(b)
Crown Castle Towers LLC
4.88%	08/15/40	1,250,000	1,300,981	(b,h)
6.11%	01/15/40	326,000	366,424	(b,h)
CVS Caremark Corp.
3.25%	05/18/15	365,000	384,142
5.75%	06/01/17	264,000	303,004
Danaher Corp.
2.30%	06/23/16	1,004,000	1,028,516
3.90%	06/23/21	201,000	216,188
DaVita Inc.
6.38%	11/01/18	843,000	809,280
Denbury Resources Inc.
6.38%	08/15/21	761,000	738,170
8.25%	02/15/20	662,000	695,100	(h)
DENTSPLY International Inc.
2.75%	08/15/16	953,000	959,563
4.13%	08/15/21	953,000	996,667
Devon Energy Corp.
5.60%	07/15/41	1,000,000	1,152,797
Digicel Ltd.
8.25%	09/01/17	100,000	94,000	(b)
DirecTV Holdings LLC
3.55%	03/15/15	1,057,000	1,102,359	(h)
4.75%	10/01/14	1,026,000	1,111,567	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	353,440	378,181	(b,h)
Dolphin Subsidiary II Inc.
7.25%	10/15/21	844,000	818,680	(b)
Dominion Resources Inc.
1.95%	08/15/16	667,000	663,984
4.90%	08/01/41	398,000	411,978
Drummond Company Inc.
9.00%	10/15/14	898,000	918,205	(b,h)
Dubai Electricity & Water Authority
6.38%	10/21/16	160,000	164,400	(b,h)
7.38%	10/21/20	240,000	231,600	(b,h)
Duke Realty LP (REIT)
6.50%	01/15/18	529,000	568,660	(h)
EH Holding Corp.
6.50%	06/15/19	1,991,000	1,916,337	(b)
El Paso Pipeline Partners Operating Company LLC
5.00%	10/01/21	762,000	763,333
Empresa Nacional del Petroleo
5.25%	08/10/20	250,000	258,435	(b,h)
6.25%	07/08/19	250,000	274,467	(b,h)

Energy Transfer Equity LP
7.50%	10/15/20	632,000	649,380
Energy Transfer Partners LP
6.70%	07/01/18	701,000	784,633
ENN Energy Holdings Ltd.
6.00%	05/13/21	300,000	290,047	(b)
European Investment Bank
4.88%	01/17/17	2,440,000	2,858,497	(h)
Exelon Corp.
4.90%	06/15/15	1,393,000	1,507,772	(h)
First Citizens St. Lucia Ltd.
4.90%	02/09/16	450,000	459,464	(b)
First Horizon National Corp.
5.38%	12/15/15	1,522,000	1,540,482
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	843,000	783,990	(b)
Ford Motor Credit Company LLC
5.00%	05/15/18	1,387,000	1,339,725
5.88%	08/02/21	687,000	683,347
Forest Oil Corp.
7.25%	06/15/19	1,180,000	1,162,300
FPL Group Capital Inc.
2.60%	09/01/15	1,886,000	1,910,669	(h)
France Telecom S.A.
2.75%	09/14/16	953,000	945,672
4.13%	09/14/21	953,000	947,372
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	2,948,000	2,844,820	(b)
Frontier Communications Corp.
7.13%	03/15/19	1,771,000	1,686,877
Georgia-Pacific LLC
5.40%	11/01/20	1,713,000	1,742,662	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	180,000	183,150	(b,j)
Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	284,000	261,471	(b)
Goldman Sachs Capital I
6.35%	02/15/34	750,000	679,167
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,057,094
Gruposura Finance
5.70%	05/18/21	300,000	291,000	(b)
Hanesbrands Inc.
6.38%	12/15/20	1,612,000	1,563,640	(h)
HCA Inc.
6.50%	02/15/20	799,000	781,022
7.50%	02/15/22	843,000	777,667
HCP Inc. (REIT)
6.00%	01/30/17	919,000	967,605
Healthsouth Corp.
7.75%	09/15/22	843,000	765,022
Hewlett-Packard Co.
3.00%	09/15/16	953,000	960,947
4.30%	06/01/21	2,485,000	2,508,769
6.00%	09/15/41	953,000	1,005,158
Hidili Industry International Development Ltd.
8.63%	11/04/15	175,000	108,500	(b)

Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	843,000	819,817
HSBC Finance Corp.
6.68%	01/15/21	4,421,000	4,345,056	(b,h)
Huntington BancShares Inc.
7.00%	12/15/20	396,000	448,213
Indo Energy Finance BV
7.00%	05/07/18	300,000	267,000	(b)
ING Bank N.V.
4.00%	03/15/16	917,000	922,628	(b)
Ingles Markets Inc.
8.88%	05/15/17	1,263,000	1,322,992
Intergas Finance BV
6.38%	05/14/17	100,000	102,875	(b,h)
6.88%	11/04/11	200,000	199,760
Inversiones CMPC S.A.
4.75%	01/19/18	174,000	175,892	(b)
JPMorgan Chase & Co.
4.35%	08/15/21	1,430,000	1,445,022
5.13%	09/15/14	839,000	883,589	(h)
5.60%	07/15/41	1,000,000	1,044,605
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200,000	196,500	(b)
KazMunaiGaz Finance Sub BV
9.13%	07/02/18	100,000	112,500	(b)
11.75%	01/23/15	100,000	114,500	(b)
Kinder Morgan Energy Partners LP
5.80%	03/01/21	952,000	1,062,410
Korea Development Bank
3.25%	03/09/16	897,000	864,704
4.00%	09/09/16	518,000	512,328
Korea Hydro & Nuclear Power Company Ltd.
4.75%	07/13/21	700,000	698,489	(b)
6.25%	06/17/14	200,000	215,895	(b)
Korea National Oil Corp.
5.38%	07/30/14	250,000	264,508	(b)
Kraft Foods Inc.
4.13%	02/09/16	981,000	1,044,633
5.38%	02/10/20	2,133,000	2,413,961
6.50%	02/09/40	500,000	611,210
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	587,000	627,011
4.50%	07/16/18	1,567,000	1,841,032
Levi Strauss & Co.
7.63%	05/15/20	1,456,000	1,354,080
Linn Energy LLC
8.63%	04/15/20	694,000	714,820
Listrindo Capital BV
9.25%	01/29/15	250,000	245,370	(b)
Lockheed Martin Corp.
3.35%	09/15/21	953,000	943,588
4.85%	09/15/41	953,000	1,002,676
Lorillard Tobacco Co.
3.50%	08/04/16	974,000	975,342
7.00%	08/04/41	890,000	944,525
Lyondell Chemical Compan
8.00%	11/01/17	565,000	608,787	(b)

Majapahit Holding BV
7.25%	10/17/11	348,000	348,000	(b)
7.75%	10/17/16	400,000	444,000	(b)
MDC-GMTN B.V.
5.50%	04/20/21	400,000	417,914	(b)
Mega Advance Investments Ltd.
6.38%	05/12/41	307,000	276,128	(b)
Merrill Lynch & Company Inc.
6.88%	04/25/18	544,000	544,195
MetroPCS Wireless Inc.
6.63%	11/15/20	855,000	752,400
Midamerican Energy Holdings Co.
6.13%	04/01/36	1,000,000	1,197,773
Morgan Stanley
3.80%	04/29/16	500,000	460,965
5.50%	07/28/21	2,431,000	2,251,731
5.75%	01/25/21	1,889,000	1,738,007
6.00%	04/28/15	492,000	489,676
Mylan Inc.
7.88%	07/15/20	337,000	352,165	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	200,000	191,000
National Agricultural Cooperative Federation
4.25%	01/28/16	545,000	548,218	(b)
5.00%	09/30/14	200,000	208,990	(b)
Nationwide Mutual Insurance Co.
7.88%	04/01/33	475,000	499,085	(b)
9.38%	08/15/39	212,000	246,973	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	200,000	222,000
Newfield Exploration Co.
5.75%	01/30/22	1,181,000	1,167,714
News America Inc.
6.65%	11/15/37	1,158,000	1,272,855
Nextel Communications Inc. (Series E)
6.88%	10/31/13	1,333,000	1,296,343
Nisource Finance Corp.
6.13%	03/01/22	1,302,000	1,475,270
Noble Holding International Ltd.
3.05%	03/01/16	1,587,000	1,633,348
Novelis Inc.
8.38%	12/15/17	985,000	975,150
NRG Energy Inc.
7.63%	01/15/18 - 05/15/19	1,259,000	1,161,670	(b)
Occidental Petroleum Corp.
1.75%	02/15/17	953,000	945,835
3.13%	02/15/22	953,000	952,728
Oglethorpe Power Corp.
5.38%	11/01/40	491,000	556,801
ONEOK Partners LP
6.13%	02/01/41	1,064,000	1,176,806
Pacific Gas & Electric Co.
5.80%	03/01/37	250,000	290,523
6.05%	03/01/34	1,944,000	2,320,220
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100,000	107,250	(b)

PacifiCorp
6.00%	01/15/39	1,250,000	1,577,449
6.25%	10/15/37	153,000	198,022
PAETEC Holding Corp.
8.88%	06/30/17	424,000	445,200
Pemex Project Funding Master Trust
6.63%	06/15/38	210,000	225,750
Pertamina Persero PT
5.25%	05/23/21	2,000,000	1,920,000	(b)
Petrobras International Finance Co.
3.88%	01/27/16	945,000	937,440
Petroleos Mexicanos
6.50%	06/02/41	1,050,000	1,086,750	(b)
8.00%	05/03/19	130,000	158,600
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	458,333	449,167
Petronas Capital Ltd.
5.25%	08/12/19	200,000	218,428	(b)
7.88%	05/22/22	200,000	254,046	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	400,000	421,363	(b)
Philip Morris International Inc.
2.50%	05/16/16	1,004,000	1,035,063
Pioneer Natural Resources Co.
7.50%	01/15/20	605,000	679,093
Plains All American Pipeline LP
3.95%	09/15/15	866,000	911,279
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	600,000	682,938
7.39%	12/02/24	100,000	114,000	(b)
Protective Life Corp.
8.45%	10/15/39	1,790,000	2,067,532
Prudential Financial Inc.
3.00%	05/12/16	1,005,000	983,452
5.40%	06/13/35	614,000	572,075
PTTEP Canada International Finance Ltd.
5.69%	04/05/21	300,000	303,150	(b)
Qatari Diar Finance QSC
5.00%	07/21/20	250,000	266,875	(b)
QVC Inc.
7.50%	10/01/19	1,328,000	1,414,320	(b)
RailAmerica Inc.
9.25%	07/01/17	796,000	861,670
Range Resources Corp.
5.75%	06/01/21	843,000	874,612
Reliance Holdings USA Inc.
4.50%	10/19/20	250,000	229,396	(b)
Republic Services Inc.
5.25%	11/15/21	1,087,000	1,218,450
5.70%	05/15/41	660,000	747,641
Reynolds Group Issuer Inc.
8.75%	10/15/16	1,870,000	1,874,675	(b)
Roche Holdings Inc.
6.00%	03/01/19	1,649,000	2,014,720	(b)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	600,000	510,000	(b)
Russian Railways
5.74%	04/03/17	200,000	198,944

Schlumberger Investment S.A.
3.30%	09/14/21	953,000	953,950	(b)
Schlumberger Norge AS
1.95%	09/14/16	476,000	473,372	(b)
Seagate HDD Cayman
7.75%	12/15/18	566,000	554,680	(b)
Solutia Inc.
7.88%	03/15/20	759,000	798,847
Southern Copper Corp.
5.38%	04/16/20	950,000	969,000
6.75%	04/16/40	276,000	271,170
Stoneheath RE
6.87%	12/29/49	1,655,000	1,357,365	(i)
Sunoco Logistics Partners Operations LP
4.65%	02/15/22	998,000	983,566
Susser Holdings LLC
8.50%	05/15/16	1,455,000	1,515,019
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	1,889,000	1,980,146
Texas Instruments Inc.
2.38%	05/16/16	2,511,000	2,574,855
Textron Inc.
6.20%	03/15/15	1,284,000	1,379,233
TGI International Ltd.
9.50%	10/03/17	100,000	107,000
The AES Corp.
8.00%	10/15/17	669,000	672,345	(h)
The Coca-Cola Co.
3.30%	09/01/21	650,000	678,034	(b)
The Goldman Sachs Group Inc.
3.63%	02/07/16	2,335,000	2,273,298
3.70%	08/01/15	954,000	934,044
5.25%	07/27/21	4,599,000	4,536,982
5.95%	01/18/18	715,000	736,118
6.00%	06/15/20	1,256,000	1,292,003
6.15%	04/01/18	626,000	648,709
6.75%	10/01/37	974,000	890,960
The Procter & Gamble Co.
1.45%	08/15/16	953,000	953,084
Ticketmaster Entertainment LLC
10.75%	08/01/16	500,000	525,000
Time Warner Cable Inc.
4.00%	09/01/21	715,000	699,211
5.50%	09/01/41	1,191,000	1,177,193
6.75%	07/01/18	3,728,000	4,338,110
Time Warner Inc.
3.15%	07/15/15	1,799,000	1,860,724
5.88%	11/15/16	1,582,000	1,788,135
TNK-BP Finance S.A.
6.13%	03/20/12	300,000	303,000
7.25%	02/02/20	33,000	33,083	(b)
Transnet Ltd.
4.50%	02/10/16	300,000	308,265	(b)
UBS AG
5.88%	07/15/16	950,000	978,434
UnitedHealth Group Inc.
5.80%	03/15/36	717,000	830,880	(h)

Vail Resorts Inc.
6.50%	05/01/19	1,661,000	1,636,085	(b)
Verizon Communications Inc.
5.50%	02/15/18	951,000	1,102,754
Vimpel Communications Via VIP Finance Ireland Limited OJSC
6.49%	02/02/16	200,000	182,500	(b,h)
Visteon Corp.
6.75%	04/15/19	928,000	835,200	(b)
WellPoint Inc.
2.38%	02/15/17	477,000	471,701
3.70%	08/15/21	953,000	958,523
Williams Partners LP
4.13%	11/15/20	251,000	249,052
Willis Group Holdings PLC
4.13%	03/15/16	1,063,000	1,080,554	(h)
Windstream Corp.
7.75%	10/01/21	928,000	895,520
7.88%	11/01/17	138,000	139,725
Woodside Finance Ltd.
4.50%	11/10/14	1,517,000	1,610,673	(b,h)
Wynn Las Vegas LLC
7.88%	05/01/20	1,661,000	1,739,897	(h)
XL Group Ltd.
5.75%	10/01/21	952,000	949,272
XL Group PLC (Series E)
6.50%	12/29/49	955,000	749,675	(i)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	1,187,275	1,305,382	(b)
			265,204,100

Non-Agency Collateralized Mortgage Obligations—2.3%
Banc of America Commercial Mortgage Inc.
5.37%	09/10/47	1,350,000	1,484,710	(i)
5.68%	07/10/46	1,060,000	988,942	(h)
5.73%	07/10/46	1,110,000	632,758	(h)
5.92%	02/10/51	2,627,000	2,764,198	(h)
6.39%	02/10/51	1,272,000	1,398,044	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	2,100,000	2,272,240
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.89%	07/10/44	2,500,000	2,694,420	(i)
5.98%	02/10/51	1,500,000	1,334,235	(i)
6.44%	02/10/51	1,230,000	1,130,532	(i)
Banc of America Mortgage Securities Inc. (Class B1)
4.74%	02/25/36	99,557	3,194	(h,o)
4.94%	01/25/36	75,147	675	(h,o)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	900,000	970,736	(i)
5.94%	09/11/38	1,070,000	1,028,085	(i)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.57%	03/11/39	1,000,000	999,223	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.91%	06/11/40	710,000	475,048	(h)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.70%	04/12/38	1,050,000	1,026,436
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	500,000	538,149	(i)

Commercial Mortgage Pass Through Certificates (Class AM)
5.97%	06/10/46	4,300,000	4,101,921	(h)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.32%	10/25/35	162,954	13,983	(h,o)
Credit Suisse Mortgage Capital Certificates (Class C)
5.59%	02/15/39	500,000	387,143
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.63%	02/25/36	98,161	3,689	(h,o)
DBUBS Mortgage Trust
5.73%	11/10/46	1,060,000	683,470	(b,h)
Extended Stay America Trust
5.50%	11/05/27	2,000,000	1,880,922	(b)
GS Mortgage Securities Corp. II
2.92%	08/10/44	950,000	953,176	(d,i)
5.73%	03/10/44	870,000	635,301	(b,i)
Impac CMB Trust (Class 1A1)
5.00%	04/25/35	208,365	152,520	(d,h)
Indymac INDA Mortgage Loan Trust (Class B1)
4.65%	01/25/36	19,921	98	(h,o)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	710,000	761,594	(i)
5.34%	08/12/37	2,010,000	2,175,254	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.44%	06/12/47	2,830,000	2,939,224	(h)
5.79%	02/12/51	2,890,000	3,115,385	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	695,000	671,187
6.10%	02/12/51	350,000	313,202
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.69%	04/15/43	690,000	475,705	(h)
LB-UBS Commercial Mortgage Trust
6.31%	04/15/41	700,000	624,786	(i)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.31%	04/15/41	2,460,000	2,689,105	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	630,000	680,750
5.16%	02/15/31	860,000	929,772
LB-UBS Commercial Mortgage Trust (Class AJ)
6.31%	04/15/41	320,000	220,608	(i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	22,374	2,323	(g,h,o,p)
Merrill Lynch Mortgage Trust
5.85%	05/12/39	768,000	519,451
Merrill Lynch Mortgage Trust (Class AJ)
5.85%	05/12/39	875,000	701,006	(i)
Morgan Stanley Capital I
5.16%	10/12/52	2,000,000	2,161,936	(i)
5.48%	02/12/44	1,610,000	1,380,332	(i)
5.62%	12/12/49	760,000	772,164
5.90%	10/15/42	922,000	737,558
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	2,500,000	2,684,397
5.99%	08/12/41	380,000	426,979	(i)
Morgan Stanley Capital I (Class AM)
6.46%	01/11/43	910,000	872,451
Morgan Stanley Capital I (Class B)
5.90%	10/15/42	150,000	123,181

MortgageIT Trust (Class A1)
5.00%	08/25/35	1,443,602	1,043,775	(d)
Opteum Mortgage Acceptance Corp. (Class A1A)
5.00%	02/25/35	62,840	57,672	(d,h)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	66,048	1	(h,o)
Vornado DP LLC
6.36%	09/13/28	380,000	343,025	(b,h)
Wachovia Bank Commercial Mortgage Trust
6.23%	06/15/45	780,000	501,570
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	810,000	790,594	(i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	1,030,010	91,426	(h,o)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%	03/25/36	76,687	1	(h,o)
			57,360,262

Sovereign Bonds—0.5%
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	100,000	103,000	(b,h)
8.25%	10/24/12	100,000	104,272
Eskom Holdings Ltd.
5.75%	01/26/21	200,000	202,000	(b,h)
Financing of Infrastrucural Projects State Enterprise
8.38%	11/03/17	171,000	157,320	(b)
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	250,000	258,882	(b)
Government of Argentina
2.50%	12/31/38	214,767	72,484	(j)
7.40%	08/03/12	861,100	101,351	(d,i)
Government of Belize
6.00%	02/20/29	443,100	268,075	(j)
Government of Brazil
5.63%	01/07/41	330,000	355,575
6.00%	01/17/17	200,000	228,300
6.00%	02/20/29	86,000	52,030	(b,j)
8.25%	01/20/34	133,000	186,865
Government of Chile
3.25%	09/14/21	840,000	819,000
Government of Colombia
7.38%	03/18/19	100,000	123,350
Government of Costa Rica
10.00%	08/01/20	149,000	200,778	(b,h)
Government of Croatia
6.38%	03/24/21	300,000	276,750	(b)
Government of El Salvador
7.65%	06/15/35	280,000	272,300	(b,h)
Government of Grenada
4.50%	09/15/25	350,200	206,618	(b,j)
Government of Hungary
4.75%	02/03/15	500,000	490,000
6.38%	03/29/21	371,000	360,983
7.63%	03/29/41	308,000	300,300
Government of Lebanon
4.00%	12/31/17	66,950	65,444
6.38%	03/09/20	200,000	208,760

Government of Lithuania
6.75%	01/15/15	200,000	208,250	(b)
7.38%	02/11/20	300,000	322,500	(b)
Government of Mexico
5.75%	10/12/49	176,000	173,360
Government of Peruvian
6.55%	03/14/37	447,000	518,520
7.35%	07/21/25	100,000	124,500
Government of Philippine
6.38%	10/23/34	200,000	229,000
6.50%	01/20/20	186,000	215,760
Government of Poland
5.13%	04/21/21	185,000	184,537
6.38%	07/15/19	74,000	81,400
Government of Turkey
5.63%	03/30/21	360,000	368,100
Government of Ukraine
6.25%	06/17/16	500,000	444,375	(b)
Government of Uruguay
6.88%	09/28/25	220,478	259,062
Government of Vietnam
1.36%	03/12/16	65,739	58,658	(i)
Korea Expressway Corp.
4.50%	03/23/15	133,000	136,222	(b)
Korea National Oil Corp.
2.88%	11/09/15	686,000	663,449	(b)
Province of Manitoba Canada
4.90%	12/06/16	165,000	192,372	(h)
Republic of Belarus
8.95%	01/26/18	500,000	351,250
Republic of Dominican
7.50%	05/06/21	200,000	195,000	(b,h)
Republic of Ghana
8.50%	10/04/17	200,000	209,000	(b)
Republic of Indonesia
4.88%	05/05/21	300,000	303,000	(b)
Republic of Lebanese
5.15%	11/12/18	173,000	171,062
6.10%	10/04/22	173,000	173,000
Republic of Serbia
7.25%	09/28/21	900,000	838,125	(b)
Russian Foreign Bond - Eurobond
5.00%	04/29/20	200,000	196,500	(b)
United Mexican States
5.13%	01/15/20	199,000	215,418
6.05%	01/11/40	130,000	146,900
Wakala Global Sukuk Bhd
2.99%	07/06/16	250,000	249,182	(b)
4.65%	07/06/21	250,000	260,348	(b)
			12,903,287

Municipal Bonds and Notes—0.2%
Municipal Electric Authority of Georgia
6.64%	04/01/57	1,778,000	1,899,829
New Jersey State Turnpike Authority
7.10%	01/01/41	495,000	662,652
7.41%	01/01/40	200,000	275,518

New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	620,000	694,921
South Carolina State Public Service Authority
6.45%	01/01/50	495,000	661,191
State of California
5.70%	11/01/21	705,000	764,446
			4,958,557

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	620,251	—	(c,m,o)

Total Bonds and Notes			823,197,446
(Cost $817,371,683)

		Number of Shares	Fair Value

Exchange Traded Funds—0.6%
Financial Select Sector SPDR Fund		201,252	2,380,811	(n)
Industrial Select Sector SPDR Fund		337,877	9,869,387	(n)
Vanguard MSCI Emerging Markets		40,000	1,435,600

Total Exchange Traded Funds			13,685,798
(Cost $18,206,133)

Other Investments—0.2%
GEI Investment Fund			4,606,144	(k)
(Cost $4,748,602)

Total Investments in Securities			2,400,213,380
(Cost $2,510,736,234)

Short-Term Investments—11.2%

Short-Term Investments—8.4%
GE Institutional Money Market Fund Investment Class
0.09%			212,420,900	(d,k)

		Principal Amount
Time Deposit—0.0%*
State Street Corp.
0.01%	10/03/11	$357,920	357,920	(e)

Federal Agencies - 2.8%
Federal Home Loan Bank Discount Notes
0.05%	11/02/11	21,000,000	20,999,622	(d)
0.08%	02/10/12	4,000,000	3,999,556	(d)
0.09%	01/25/12	1,000,000	999,935	(d)
Federal National Mortgage Assoc. Discount Notes
0.09%	11/02/11	38,000,000	37,999,316	(d)
Federal National Mortgage Corp. Discount Notes
0.05%	01/04/12	7,000,000	6,999,629	(d)
			70,998,058

Total Short-Term Investments	283,776,878
(Cost $283,770,780)

Total Investments	2,683,990,258
(Cost $2,794,507,014)

Liabilities in Excess of Other Assets, net—(6.7)%	(169,198,982)

NET ASSETS—100.0%	$2,514,791,276

Other Information

The Fund had the following long futures contracts open at September 30, 2011 (unaudited)

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	December 2011	141	$4,078,715	$207,130
FTSE 100 Index Futures	December 2011	48	3,806,390	11,538
S&P 500 Emini Index Futures	December 2011	203	11,428,900	(543,687)
S&P Midcap 400 Emini Index Futures	December 2011	14	1,090,460	(63,182)
Topix Index Futures	December 2011	19	1,867,216	7,088
2 Yr. U.S.Treasury Notes Futures	December 2011	152	33,470,875	(42,121)
5 Yr. U.S.Treasury Notes Futures	December 2011	111	13,595,766	(782)
30 Yr. U.S.Treasury Bonds Futures	December 2011	51	7,273,875	334,946

				$(89,070)

The Fund had the following short futures contracts open at September 30, 2011 (unaudited)

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Emini Index Futures	December 2011	52	$(2,927,600)	$134,694
Ultra long U.S.Treasury Bond Futures	December 2011	166	(26,331,750)	(2,536,442)
10 Yr. U.S.Treasury Notes Futures	December 2011	486	(63,225,563)	(323,532)

				$(2,725,280)

				$(2,814,350)

At September 30, 2011, the Fund had the following foreign currency forward exchange contracts:

Description	Unrealized Appreciation/ (Depreciation)
Sold 25,257,000 Euro; Purchased $36,037,698 for settlement on 12/21/2011	$2,161,490
Sold 1,243,775,987 Japanese yen; Purchased $16,164,586 for settlement on 12/21/2011	9,686
Sold 1,174,634,831 Japanese yen; Purchased $15,247,671 for settlement on 12/21/2011	(9,183)

$2,161,993

The Fund was invested in the following countries at September 30, 2011 (unaudited)

Country	Percentage (based on Fair Value)
United States	77.18%
United Kingdom	4.42%
Germany	2.23%
Japan	2.12%
Switzerland	1.59%
France	1.57%
Canada	1.48%

China	1.18%
South Korea	0.90%
Brazil	0.85%
India	0.60%
Hong Kong	0.51%
Taiwan	0.48%
Netherlands	0.48%
Spain	0.38%
Mexico	0.37%
Russian Federation	0.34%
Australia	0.31%
Sweden	0.28%
South Africa	0.25%
Indonesia	0.24%
Ireland	0.22%
Singapore	0.21%
Chile	0.18%
Israel	0.17%
Supranational	0.14%
Peru	0.14%
Denmark	0.12%
Luxembourg	0.11%
Argentina	0.10%
Malaysia	0.10%
Philippines	0.08%
Thailand	0.08%
Colombia	0.05%
Italy	0.05%
United Arab Emirates	0.04%
Hungary	0.04%
Turkey	0.04%
Trinidad And Tobago	0.03%
Serbia	0.03%
Ukraine	0.03%
Egypt	0.03%
Kazakhstan	0.03%
Lebanon	0.02%
Tunisia	0.02%
Lithuania	0.02%
Panama	0.02%
El Salvador	0.02%
Belarus	0.01%
Belize	0.01%
Jamaica	0.01%
Croatia	0.01%
Qatar	0.01%
Poland	0.01%
Uruguay	0.01%
Ghana	0.01%
Sri Lanka	0.01%
Grenada	0.01%
Costa Rica	0.01%
Dominican Republic	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2011 (unaudited)

Industry	Domestic	Foreign	Total
Integrated Oil & Gas	0.00%	3.24%	3.24%
Diversified Financial Services	0.07%	3.03%	3.10%
Pharmaceuticals	0.00%	2.54%	2.54%
Semiconductors	0.26%	1.57%	1.83%
Packaged Foods & Meats	0.09%	1.46%	1.55%
Wireless Telecommunication Services	0.20%	1.31%	1.51%
Communications Equipment	0.07%	1.38%	1.45%
Aerospace & Defense	0.17%	1.18%	1.35%
Internet Software & Services	0.23%	1.12%	1.35%
Systems Software	0.00%	1.35%	1.35%
Biotechnology	0.37%	0.93%	1.30%
Household Products	0.00%	1.24%	1.24%
Life & Health Insurance	0.00%	1.07%	1.07%
Oil & Gas Exploration & Production	0.21%	0.86%	1.07%
Diversified Metals & Mining	0.00%	1.06%	1.06%
Fertilizers & Agricultural Chemicals	0.06%	0.95%	1.01%
IT Consulting & Other Services	0.00%	1.00%	1.00%
Automobile Manufacturers	0.00%	0.99%	0.99%
Computer Hardware	0.00%	0.95%	0.95%
Electric Utilities	0.24%	0.70%	0.94%
Integrated Telecommunication Services	0.00%	0.93%	0.93%
Oil & Gas Equipment & Services	0.07%	0.83%	0.90%
Healthcare Equipment	0.16%	0.73%	0.89%
Healthcare Services	0.00%	0.89%	0.89%
Asset Management & Custody Banks	0.14%	0.72%	0.86%
Industrial Gases	0.00%	0.84%	0.84%
Steel	0.10%	0.72%	0.82%
Soft Drinks	0.00%	0.80%	0.80%
Multi-Utilities	0.00%	0.78%	0.78%
Property & Casualty Insurance	0.00%	0.75%	0.75%
Life Sciences Tools & Services	0.47%	0.21%	0.68%
Industrial Machinery	0.12%	0.52%	0.64%
Application Software	0.12%	0.49%	0.61%
Industrial Conglomerates	0.00%	0.60%	0.60%
Data Processing & Outsourced Services	0.00%	0.56%	0.56%
Advertising	0.11%	0.44%	0.55%
Movies & Entertainment	0.00%	0.55%	0.55%
Multi-Line Insurance	0.19%	0.34%	0.53%
Electrical Components & Equipment	0.00%	0.51%	0.51%
Exchange Traded Funds	0.00%	0.51%	0.51%
Specialized Finance	0.00%	0.48%	0.48%
Apparel, Accessories & Luxury Goods	0.16%	0.28%	0.44%
Specialized REITs	0.00%	0.43%	0.43%
General Merchandise Stores	0.00%	0.41%	0.41%
Independent Power Producers & Energy Traders	0.09%	0.32%	0.41%
Construction & Engineering	0.10%	0.30%	0.40%
Office REITs	0.12%	0.27%	0.39%
Restaurants	0.00%	0.39%	0.39%
Trading Companies & Distributors	0.11%	0.25%	0.36%
Home Improvement Retail	0.00%	0.35%	0.35%
Oil & Gas Storage & Transportation	0.00%	0.35%	0.35%
Distillers & Vintners	0.00%	0.34%	0.34%
Retail REITs	0.00%	0.33%	0.33%

Brewers	0.08%	0.24%	0.32%
Cable & Satellite	0.00%	0.32%	0.32%
Construction & Farm Machinery & Heavy Trucks	0.08%	0.23%	0.31%
Security & Alarm Services	0.15%	0.15%	0.30%
Consumer Finance	0.00%	0.29%	0.29%
Healthcare Supplies	0.00%	0.29%	0.29%
Air Freight & Logistics	0.04%	0.24%	0.28%
Specialty Chemicals	0.14%	0.14%	0.28%
Investment Banking & Brokerage	0.00%	0.27%	0.27%
Research & Consulting Services	0.20%	0.07%	0.27%
Food Retail	0.00%	0.26%	0.26%
Casinos & Gaming	0.11%	0.14%	0.25%
Diversified Real Estate Activities	0.00%	0.25%	0.25%
Hypermarkets & Super Centers	0.00%	0.25%	0.25%
Regional Banks	0.04%	0.21%	0.25%
Gold	0.00%	0.24%	0.24%
Diversified Support Services	0.00%	0.22%	0.22%
Thrifts & Mortgage Finance	0.12%	0.10%	0.22%
Hotels, Resorts & Cruise Lines	0.06%	0.15%	0.21%
Home Furnishing Retail	0.17%	0.02%	0.19%
Tobacco	0.00%	0.19%	0.19%
Residential REITs	0.00%	0.17%	0.17%
Agricultural Products	0.00%	0.16%	0.16%
Reinsurance	0.00%	0.16%	0.16%
Automotive Retail	0.00%	0.15%	0.15%
Building Products	0.00%	0.14%	0.14%
Home Entertainment Software	0.00%	0.14%	0.14%
Coal & Consumable Fuels	0.06%	0.08%	0.14%
Drug Retail	0.00%	0.13%	0.13%
Electronic Components	0.00%	0.13%	0.13%
Oil & Gas Drilling	0.00%	0.13%	0.13%
Broadcasting	0.00%	0.12%	0.12%
Department Stores	0.00%	0.12%	0.12%
Electronic Equipment & Instruments	0.00%	0.12%	0.12%
Apparel Retail	0.06%	0.05%	0.11%
Computer Storage & Peripherals	0.11%	0.00%	0.11%
Distributors	0.00%	0.11%	0.11%
Diversified Capital Markets	0.00%	0.11%	0.11%
Rail Roads	0.00%	0.11%	0.11%
Real Estate Services	0.00%	0.11%	0.11%
Diversified REITs	0.00%	0.09%	0.09%
Human Resource & Employment Services	0.00%	0.08%	0.08%
Diversified Chemicals	0.00%	0.07%	0.07%
Home Building	0.06%	0.01%	0.07%
Internet Retail	0.00%	0.07%	0.07%
Specialty Stores	0.00%	0.07%	0.07%
Healthcare Distributors	0.00%	0.06%	0.06%
Healthcare Facilities	0.00%	0.06%	0.06%
Healthcare Technology	0.00%	0.06%	0.06%
Oil & Gas Refining & Marketing	0.00%	0.06%	0.06%
Precious Metals & Minerals	0.00%	0.06%	0.06%
Water Utilities	0.00%	0.06%	0.06%
Airlines	0.00%	0.05%	0.05%
Environmental & Facilities Services	0.05%	0.00%	0.05%
Food Distributors	0.00%	0.05%	0.05%
Industrial REITs	0.00%	0.05%	0.05%
Personal Products	0.05%	0.00%	0.05%

Semiconductor Equipment	0.00%	0.05%	0.05%
Marine Ports & Services	0.00%	0.04%	0.04%
Diversified Banks	0.00%	0.03%	0.03%
Footwear	0.00%	0.03%	0.03%
Housewares & Specialties	0.00%	0.03%	0.03%
Marine	0.00%	0.03%	0.03%
Paper Packaging	0.00%	0.03%	0.03%
Real Estate Operating Companies	0.00%	0.03%	0.03%
Trucking	0.00%	0.03%	0.03%
Electronic Manufacturing Services	0.00%	0.02%	0.02%
Gold Mining	0.00%	0.02%	0.02%
Managed Healthcare	0.00%	0.02%	0.02%
Commodity Chemicals	0.00%	0.01%	0.01%
Heavy Electrical Equipment	0.00%	0.01%	0.01%
Household Appliances	0.00%	0.01%	0.01%
Office Electronics	0.00%	0.01%	0.01%
Publishing	0.00%	0.01%	0.01%

			58.58%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	11.76%
Corporate Notes	9.88%
U.S. Treasuries	5.27%
Non-Agency Collateralized Mortgage Obligations	2.14%
Agency Collateralized Mortgage Obligations	0.65%
Sovereign Bonds	0.48%
Asset Backed	0.31%
Municipal Bonds and Notes	0.19%

30.68%

Short-Term and Other Investments
Short-Term	10.57%
Other Investments	0.17%

10.74%

100.00%

GEI Money Market Fund

Schedule of Investments—September 30, 2011 (unaudited)

		Principal Amount	Amortized Cost
Short-Term Investments—101.5% †
U.S. Treasuries—5.9%
United States Treasury Note
0.75%	11/30/11	$3,500,000	$3,503,034
0.88%	01/31/12	4,050,000	4,059,369
1.00%	12/31/11	3,600,000	3,607,701
1.13%	01/15/12	3,350,000	3,360,562
			14,530,666

U.S. Government Agency Obligations—9.7%
Fannie Mae Discount Notes
0.10%	03/14/12	4,700,000	4,697,953	(d)
0.13%	12/01/11	5,050,000	5,048,888	(d)
Federal Home Loan Bank
0.20%	02/16/12	1,400,000	1,400,134	(i)
Freddie Mac Discount Notes
0.01%	11/17/11	5,300,000	5,299,931	(d)
0.08%	02/27/12	3,350,000	3,348,891	(d)
0.09%	01/17/12	4,150,000	4,148,942	(d)
			23,944,739

Commercial Paper—27.4%
Banco Bilbao Vizcaya Argentaria SA
0.57%	10/11/11	4,000,000	3,999,367	(d)
Caisse D’Amortissement De La Dette Sociale
0.50%	12/06/11	3,350,000	3,346,929	(d)
Commonwealth Bank of Australia
0.32%	05/21/12	6,600,000	6,600,000	(d,i)
HSBC Holdings PLC
0.14%	10/24/11	5,050,000	5,049,548	(d)
JP morgan Chase & Co
0.01%	10/04/11	6,700,000	6,699,994	(d)
National Australia Bank Ltd
0.20%	10/06/11	6,100,000	6,099,831	(d)
Nordea Bank AB
0.20%	10/18/11	2,300,000	2,299,788	(d)
0.23%	12/09/11	4,900,000	4,897,840	(d)
Novartis AG
0.07%	10/05/11	5,350,000	5,349,958	(d)
0.18%	10/11/11	2,000,000	1,999,900	(d)
Rabobank Nederland NV
0.32%	12/07/11	2,600,000	2,598,451	(d)

Royal Bank of Scotland Group Plc
0.22%	10/03/11	4,050,000	4,049,951	(d)
Societe Generale SA
0.35%	10/04/11	6,000,000	5,999,825	(d)
Standard Chartered PLC
0.30%	11/14/11	5,150,000	5,148,112	(d)
UBS AG
0.32%	12/12/11	3,450,000	3,447,792	(d)
			67,587,286

Repurchase Agreements—20.5%
Barclays Capital Inc. U.S. Treasury Repo
0.04%	10/03/11	22,200,000	22,200,000
Deutsche Bank Securities, Inc. Gov Agcy Repo
0.05%	10/03/11	8,500,000	8,500,000
HSBC Securities (USA) Inc. Gov Agcy Repo
0.05%	10/03/11	11,960,000	11,960,000
HSBC Securities (USA) Inc. Us Treasury Repo
0.03%	10/03/11	7,970,000	7,970,000
			50,630,000

Certificate of Deposit—29.2%
Abbey Natl Treasury Services Plc
0.40%	11/02/11	6,750,000	6,750,000
Bank of Montreal
0.18%	10/06/11	4,350,000	4,350,000
Bank of Nova Scotia
0.18%	10/14/11	5,050,000	5,050,000
Barclays Bank PLC
0.26%	10/04/11	4,050,000	4,050,000
Credit Agricole SA
0.35%	11/03/11	6,500,000	6,500,000
Credit Suisse Group AG
0.23%	10/13/11	4,000,000	4,000,000
Deutsche Bank AG
0.20%	10/17/11	6,850,000	6,850,000
Lloyds Banking Group Plc
0.31%	11/09/11	3,250,000	3,250,000
Rabobank Nederland NV NY
0.27%	10/12/11	6,650,000	6,650,025	(i)
Royal Bank of Canada/New York NY
0.34%	03/12/12	2,500,000	2,500,000	(i)
Svenska Handelsbanken AB
0.28%	11/16/11	3,500,000	3,500,000
0.32%	12/15/11	5,100,000	5,100,000
Toronto-Dominion Bank/NY
0.26%	02/08/12	5,150,000	5,150,000	(i)
Westpac Banking Corp/NY
0.31%	05/11/12	8,250,000	8,250,000	(i)
			71,950,025

Corporates—6.1%
Eksportfinans ASA
5.13%	10/26/11	2,150,000	2,156,961
Goldman Sachs Group Inc
1.02%	12/05/11	5,150,000	5,158,399	(i)
JP Morgan Chase & Co
0.98%	12/02/11	5,250,000	5,257,682	(i)
KFW
3.25%	10/14/11	2,600,000	2,601,947
			15,174,989

Supranational—2.6%
IADB Discount Notes
0.04%	10/28/11	6,350,000	6,349,809	(d)

Time Deposit—0.1%
State Street Corporation
0.01%	10/03/11	153,369	153,369	(e)

Total Short-Term Investments			250,320,883
(Cost $250,320,883)

Liabilities in Excess of Other Assets, net—(1.5)%			(3,742,575)

NET ASSETS—100.0%			$246,578,308

GEI Real Estate Securities Fund

Schedule of Investments—September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock (REITs)—98.4% †
Diversified—4.5%
Vornado Realty Trust	41,170	$3,072,105

Freestanding—3.6%
National Retail Properties Inc.	59,973	1,611,474
Realty Income Corp.	25,890	834,694
		2,446,168

Healthcare—15.4%
HCP Inc.	85,880	3,010,953
Healthcare Inc.	65,510	3,065,868
Senior Housing Properties Trust	19,360	417,014
Ventas Inc.	79,630	3,933,722
		10,427,557

Hotel—5.1%
DiamondRock Hospitality Co.	70,440	492,376
Host Hotels & Resorts Inc.	128,000	1,400,320
LaSalle Hotel Properties	26,290	504,768
Pebblebrook Hotel Trust	10,880	170,272
RLJ Lodging Trust	30,163	385,181
Sunstone Hotel Investors Inc.	92,730	527,634	(a)
		3,480,551

Industrial—4.8%
Prologis Inc.	133,640	3,240,770

Multifamily—17.4%
American Campus Communities Inc.	22,790	848,016
AvalonBay Communities Inc.	8,330	950,036
BRE Properties Inc.	7,120	301,461
Camden Property Trust	25,290	1,397,525
Colonial Properties Trust	53,570	972,831
Equity Residential	83,710	4,342,038
Essex Property Trust Inc.	14,340	1,721,374
Home Properties Inc.	9,280	526,733
UDR Inc.	31,890	706,045
		11,766,059

Office—14.7%
Alexandria Real Estate Equities Inc.	28,570	1,753,912
Boston Properties Inc.	26,950	2,401,245
Brandywine Realty Trust	79,040	633,110
CommonWealth	78,100	1,481,557
Douglas Emmett Inc.	43,900	750,690
Hudson Pacific Properties Inc.	46,980	546,377
Kilroy Realty Corp.	21,163	662,402	(h)
SL Green Realty Corp.	29,160	1,695,654
		9,924,947

Office/Industrial—3.1%
Duke Realty Corp.	99,020	1,039,710
Liberty Property Trust	36,570	1,064,553
		2,104,263

Regional Malls—14.0%
General Growth Properties Inc.	63,170	764,357
Simon Property Group Inc.	45,800	5,037,084
Taubman Centers Inc.	9,560	480,964
The Macerich Co.	74,970	3,195,971
		9,478,376

Self Storage—5.5%
CubeSmart	60,618	517,072	(a)
Public Storage	28,500	3,173,475
		3,690,547

Shopping Centers—7.3%
Acadia Realty Trust	21,480	401,676
DDR Corp.	24,340	265,306
Excel Trust Inc.	33,305	320,394
Federal Realty Investment Trust	9,400	774,654
Kimco Realty Corp.	118,950	1,787,818
Regency Centers Corp.	19,860	701,654	(a)
Tanger Factory Outlet Centers	26,400	686,664
		4,938,166

Specialty—3.0%
Digital Realty Trust Inc.	30,370	1,675,209
Entertainment Properties Trust	8,650	337,177
		2,012,386

Total Common Stock (REIT)		66,581,895
(Cost $65,731,146)

Common Stock—0.7%

Hotels, Resorts & Cruise Lines—0.7%
Hyatt Hotels Corp.	16,270	510,390	(a)
(Cost $645,413)

Other Investments —0.0%*
GEI Investment Fund		2,449	(k)
(Cost $2,524)

Total Investments in Securities		67,094,734
(Cost $66,379,083)

Short-Term Investments—0.7%
GE Institutional Money Market Fund Investment Class
0.09%		437,070	(d,k)
(Cost $437,070)

Total Investments		67,531,804
(Cost $66,816,153)

Other Assets and Liabilities, net—0.2%		166,825

NET ASSETS—100.0%		$67,698,629

Notes to Schedules of Investments September 30, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds’ may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to $4,802,179 and $75,493,581 or 9.31% and 3.00% of the net assets of the GE Investments Income Fund and GE Investments Total Return Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2011, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011 .

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund.

(l)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment Adviser.

(m)	Securities in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Illiquid securities. At September 30, 2011, these securities amounted to $84,988 and $123,194 or 0.16% and 0.00% of net assets for the GE Investments Income Fund and GE Investments Total Return Fund, respectively. These securities have been determined to be illiquid using procedures established by the Fund’s Board of Trustees.

(p)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

*	Less than 0.05%.
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of September 30, 2011 .
††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poors Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be Announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis ofmarket quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price,

Level 1 securities primarily include publicly-traded equity securities whichmay not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Sincemany fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, andmatrix pricing. The pricing vendor considers all availablemarket observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined frommarket observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2011:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities †
	Common Stock	$28,024,266	$—	$—	$28,024,266
	Exchange Traded Funds	459,286	—	—	459,286
	Other Investments	—	7,400	—	7,400
	Short-Term Investments	793,891	—	—	793,891

	Total Investments in Securities	$29,277,443	$7,400	$—	$29,284,843

	Other Financial Instruments *
	Futures Contracts—Unrealized Depreciation	$(2,701)	$—	$—	$(2,701)

S&P 500 Index Fund	Investments in Securities †
	Common Stock	$165,203,834	$—	$—	$165,203,834
	Other Investments	—	66,190	—	66,190
	Short-Term Investments	1,836,231	—	—	1,836,231

	Total Investments in Securities	$167,040,065	$66,190	$—	$167,106,255

	Other Financial Instruments *
	Futures Contracts—Unrealized Depreciation	$(156,356)	$—	$—	$(156,356)

Core Value Equity Fund	Investments in Securities †
	Common Stock	$14,119,352	$—	$—	$14,119,352
	Exchange Traded Funds	226,772	—	—	226,772
	Other Investments	—	7,403	—	7,403
	Short-Term Investments	699,380	—	—	699,380

	Total Investments in Securities	$15,045,504	$7,403	$—	$15,052,907

	Other Financial Instruments *
	Futures Contracts—Unrealized Depreciation	$(18,904)	$—	$—	$(18,904)

Premier Growth Equity Fund	Investments in Securities †
	Common Stock	$34,982,157	$—	$—	$34,982,157
	Other Investments	—	2,529	—	2,529
	Short-Term Investments	1,026,749	—	—	1,026,749

	Total Investments in Securities	$36,008,906	$2,529	$—	$36,011,435

	Other Financial Instruments *
	Futures Contracts—Unrealized Depreciation	$(2,078)	$—	$—	$(2,078)

Small-Cap Equity Fund	Investments in Securities †
	Common Stock	$40,121,460	$—	$—	$40,121,460
	Other Investments	—	9	—	9
	Short-Term Investments	1,387,596	—	—	1,387,596

	Total Investments in Securities	$41,509,056	$9	$—	$41,509,065

International Equity Fund	Investments in Securities †
	Common Stock	$920,544	$8,275,648	$—	$9,196,192
	Preferred Stock	—	141,280	—	141,280
	Other Investments	—	9,450	—	9,450
	Short-Term Investments	551,004	—	—	551,004

	Total Investments in Securities	$1,471,548	$8,426,378	$—	$9,897,926

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$6,990	$—	$—	$6,990

Real Estate Securities	Investments in Securities †
	Common Stock	$67,092,285	$—	$—	$67,092,285
	Other Investments	—	2,449	—	2,449
	Short-Term Investments	437,070	—	—	437,070

	Total Investments in Securities	$67,529,355	$2,449	$—	$67,531,804

Mid-Cap Equity Fund	Investments in Securities †
	Common Stock	$66,288,066	$—	$—	$66,288,066
	Other Investments	—	18,946	—	18,946
	Short-Term Investments	72,741	—	—	72,741

	Total Investments in Securities	$66,360,807	$18,946	$—	$66,379,753

	Other Financial Instruments *
	Futures Contracts—Unrealized Depreciation	$(90,582)	$—	$—	$(90,582)

Total Return Fund	Investments in Securities †
	Domestic Equity	$1,015,386,212	$—	$—	$1,015,386,212
	Foreign Equity	105,469,239	426,416,419	—	531,885,658
	U.S. Treasuries	—	141,474,423	—	141,474,423
	Agency Mortgage Backed	—	315,708,241	—	315,708,241
	Agency CMOs	—	17,266,774	124,620	17,391,394
	Asset Backed	—	8,197,182	—	8,197,182
	Corporate Notes	—	265,204,100	—	265,204,100
	Non-Agency CMOs	—	57,360,262	—	57,360,262
	Sovereign Bonds	—	12,903,287	—	12,903,287
	Municipal Notes and Bonds	—	4,958,557	—	4,958,557
	Exchange Traded Funds	13,685,798	—	—	13,685,798
	Preferred Stock	5,274,678	6,177,444	—	11,452,122
	Other Investments	—	4,606,144	—	4,606,144
	Short-Term Investments	212,420,900	71,355,978	—	283,776,878

	Total Investments in Securities	$1,352,236,827	$1,331,628,811	$124,620	$2,683,990,258

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$695,396	$—	$—	$695,396
	Futures Contracts—Unrealized Depreciation	(3,509,746)	—	—	(3,509,746)
	Foreign Currency Forward Exchange Contracts—Unrealized Appreciation	2,171,176			2,171,176
	Foreign Currency Forward Exchange Contracts—Unrealized Depreciation	(9,183)	—	—	(9,183)

	Total Other Financial Instruments	$(652,357)	$—	$—	$(652,357)

Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$7,953,537	$—	$7,953,537
	Agency Mortgage Backed	—	18,222,774	—	18,222,774
	Agency CMOs	—	1,802,029	8,962	1,810,991
	Asset Backed	—	867,954	—	867,954
	Corporate Notes	—	16,502,893	—	16,502,893
	Non-Agency CMOs	—	3,526,983	—	3,526,983
	Sovereign Bonds	—	1,026,754	—	1,026,754
	Municipal Notes and Bonds	—	447,958	—	447,958
	Other Investments	—	214,933	—	214,933
	Short-Term Investments	5,852,443	—	—	5,852,443

	Total Investments in Securities	$5,852,443	$50,565,815	$8,962	$56,427,220

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$19,703	$—	$—	$19,703
	Futures Contracts—Unrealized Depreciation	(228,359)	—	—	(228,359)

	Total Other Financial Instruments	$(208,656)	$—	$—	$(208,656)

Money Market Fund	Investments in Securities †
	U.S. Treasuries	$—	$14,530,666	$—	$14,530,666
	U.S. Government Agency Obligations	—	23,944,739	—	23,944,739
	Commercial Paper	—	67,587,286	—	67,587,286
	Repurchase Agreements	—	50,630,000	—	50,630,000
	Certificate of Deposit	—	71,950,025	—	71,950,025
	Corporates	—	15,174,989	—	15,174,989
	Supranational	—	6,349,809	—	6,349,809
	Time Deposit	—	153,369	—	153,369

	Total Investments in Securities	$—	$250,320,883	$—	$250,320,883

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended September 30, 2011:

Total Return Fund		Agency CMOs	Non-Agency CMOs	Total
Balance at 12/31/10		$780,609	$207	$780,816
Accrued discounts/premiums		(37,512)	—	(37,512)
Realized gain (loss)		63,116	(56,568)	6,548
Change in unrealized gain (loss)		(70,119)	56,426	(13,693)
Purchases		55,252	—	55,252
Sales		(262,629)	(65)	(262,694)
Issuances		—	—	—
Settlements		—	—	—
Transfers into Level 3		—	—	—
Transfers out of Level 3		(404,097)	—	(404,097)

Balance at 09/30/11		$124,620	$—	$124,620

Change in unrealized appreciation relating to securities still held at 09/30/11		$1,535	$—	$1,535

Income Fund	Agency CMOs	Asset Backed	Non-Agency CMOs	Total
Balance at 12/31/10	$190,530	$11,686	$124	$202,340
Accrued discounts/premiums	(4,554)	—	—	(4,554)
Realized gain (loss)	8,566	—	(38,479)	(29,913)
Change in unrealized gain (loss)	(9,791)	—	38,396	28,605
Purchases	3,182	—	—	3,182
Sales	(36,634)	—	(41)	(36,675)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(142,337)	(11,686)	—	(154,023)

Balance at 09/30/11	$8,962	$—	$—	$8,962

Change in unrealized appreciation relating to securities still held at 09/30/11	$161	$—	$—	$161

The Funds utilized the fair value pricing service on September 30, 2011, due to events occurring after the close of the portfolio’s primary market and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 which were classified as Level 1 at the beginning of the period. The value of securities classified as Level 2 held since the beginning of the period was $8,416,928 and $432,593,863 for the International Equity and Total Return Funds, respectively.

There were no significant transfers between Level 1 and Level 2 for the remainder of the funds.

Derivatives Disclosure

Shown below are the derivative contracts entered into by each Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of September 30, 2011.

	Asset Derivatives September 30, 2011			Liability Derivatives September 30, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Total Return Fund
Interest Rate Contracts	Assets, Net Assets—	334,946	*	Liabilities, Net Assets—	(2,902,877	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Equity Contracts	Assets, Net Assets—	360,450	*	Liabilities, Net Assets—	(606,869	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Foreign Currency Forward Exchange Contracts	Assets, Net Assets—	2,171,176	*	Liabilities, Net Assets—	(9,183	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Forward Exchange Contracts			(Depreciation) on Forward Exchange Contracts
Income Fund
Interest Rate Contracts	Assets, Net Assets—	19,703	*	Liabilities, Net Assets—	(228,359	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
S&P 500 Index Fund
Equity Contracts	Assets, Net Assets—	—		Liabilities, Net Assets—	(156,356	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Mid Cap Equity Fund
Equity Contracts	Assets, Net Assets—	—		Liabilities, Net Assets—	(90,582	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Core Value Equity Fund
Equity Contracts	Assets, Net Assets—	—		Liabilities, Net Assets—	(18,904	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
U.S. Equity Fund
Equity Contracts	Assets, Net Assets—	—		Liabilities, Net Assets—	(2,701	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Premier Growth Equity Fund
Equity Contracts	Assets, Net Assets—	—		Liabilities, Net Assets—	(2,078	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
International Equity Fund
Equity Contracts	Assets, Net Assets—	6,990	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts and foreign currency forward exchange contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin on futures is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

INCOME TAXES

At September 30, 2011, information on the tax components of capital is as follows:

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
U.S. Equity Fund	$32,672,964	$2,293,996	$(5,682,117)	$(3,388,121)
S&P 500 Index Fund	171,468,987	28,988,540	(33,351,272)	(4,362,732)
Core Value Equity Fund	16,209,514	198,966	(1,355,573)	(1,156,607)
Premier Growth Equity Fund	36,566,864	2,595,500	(3,150,929)	(555,429)
Small-Cap Equity Fund	43,717,827	3,152,241	(5,361,003)	(2,208,762)
International Equity Fund	12,831,099	476,536	(3,409,709)	(2,933,173)
Real Estate Securities	75,239,438	5,484,667	(13,192,301)	(7,707,634)
Mid-Cap Equity Fund	66,312,850	9,990,464	(9,923,561)	66,903
Total Return Fund	2,855,036,192	55,567,033	(226,612,967)	(171,045,934)
Income Fund	55,736,735	1,747,829	(1,057,344)	690,485
Money Market Fund	250,320,883	—	—	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: November 28, 2011

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: November 28, 2011